UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 9 of its series, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund. Each series has a December 31 fiscal year end.

Date of reporting period: June 30, 2013

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage VT Discovery FundSM

Semi-Annual Report

June 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Discovery Fund for the six-month period that ended June 30, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable market volatility.

Despite late-period volatility, U.S. stocks gained as the U.S. economy reported relatively solid news.

Reported U.S. gross domestic product (GDP) growth for the fourth quarter of 2012—which was released early in the reporting period—came in at a fairly modest 0.4% annualized rate. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Lending support to that analysis was the fact that GDP growth improved to a 1.7% annualized rate for the second quarter of 2013. In addition, the housing market continued to recover. According to data released in late June 2013, the Standard & Poor’s/Case-Shiller Home Price Index, a leading measure of U.S. home prices, showed average home prices increased 11.6% and 12.1% for the 10- and 20-City Composites, respectively, in the 12 months that ended April 30. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in January 2013 to 7.6% in June 2013.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The Fed later increased its monthly purchases to $85 billion in December. The FOMC continued its accommodative monetary policy into early 2013. However, June 2013 comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Chairman Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Discovery Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index1, health care and consumer discretionary stocks strongly outperformed for the full six-month period, but information technology stocks lagged. Dividend-paying stocks initially outperformed as investors continued to seek yield in a historically low-yielding environment. After Chairman Bernanke’s taper comments in June, however, dividend-paying stocks sold off as investors anticipated a rise in interest rates. Traditionally high-yielding sectors, such as utilities and telecommunication services, ended the six-month period with moderate gains that were less than the return of the S&P 500 Index.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated domestic unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns (%) as of June 30, 2013

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	5-8-1992	24.72	8.73	12.38	1.21	1.15
Russell 2500TM Growth Index[3]	–	24.03	8.94	10.27	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Discovery Fund	5

Ten largest equity holdings[4] (%) as of June 30, 2013
Vantiv Incorporated Class A	2.32
CommVault Systems Incorporated	1.84
Constellation Brands Incorporated Class A	1.83
Alliance Data Systems Corporation	1.72
AMC Networks Incorporated Class A	1.72
Copa Holdings SA Class A	1.71
Hertz Global Holdings Incorporated	1.70
TransDigm Group Incorporated	1.65
Wabtec Corporation	1.63
Fortune Brands Home & Security Incorporated	1.54

Sector distribution[5] as of June 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectus.

2.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

4.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class 2
Actual	$1,000.00	$1,185.21	$6.23	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund	7

Security name	Shares	Value

Common Stocks: 99.16%

Consumer Discretionary: 17.74%

Auto Components: 0.81%
BorgWarner Incorporated «†	12,200	$1,051,030

Distributors: 0.77%
LKQ Corporation †	38,772	998,379

Hotels, Restaurants & Leisure: 1.51%
Panera Bread Company Class A †	10,588	1,968,733

Internet & Catalog Retail: 1.91%
Expedia Incorporated	23,200	1,395,480
Netflix Incorporated †	5,200	1,097,668

		2,493,148

Leisure Equipment & Products: 1.00%
LeapFrog Enterprises Incorporated «†	133,100	1,309,704

Media: 1.72%
AMC Networks Incorporated Class A †	34,200	2,237,022

Specialty Retail: 6.38%
Chico’s FAS Incorporated	80,500	1,373,330
DSW Incorporated Class A	23,593	1,733,378
Finish Line Incorporated Class A	44,828	979,940
GNC Holdings Incorporated Class A	39,419	1,742,714
Lumber Liquidators Holdings Incorporated †	16,200	1,261,494
Restoration Hardware Holdings Incorporated «†	16,145	1,210,875

		8,301,731

Textiles, Apparel & Luxury Goods: 3.64%
Movado Group Incorporated	29,200	987,836
PVH Corporation	14,900	1,863,245
Under Armour Incorporated Class A †	31,700	1,892,807

		4,743,888

Consumer Staples: 4.40%

Beverages: 1.83%
Constellation Brands Incorporated Class A †	45,800	2,387,096

Food Products: 2.57%
Annie’s Incorporated «†	39,387	1,683,400
Boulder Brands Incorporated «†	54,800	660,340
Green Mountain Coffee Roasters Incorporated «†	13,300	998,298

		3,342,038

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Discovery Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Energy: 2.82%

Oil, Gas & Consumable Fuels: 2.82%
Gulfport Energy Corporation †	32,399	$1,525,021
Oasis Petroleum Incorporated †	24,000	932,880
PDC Energy Incorporated †	23,600	1,214,928

		3,672,829

Financials: 5.47%

Capital Markets: 1.35%
Affiliated Managers Group Incorporated †	10,700	1,754,158

Commercial Banks: 1.20%
Texas Capital Bancshares Incorporated †	35,300	1,565,908

Diversified Financial Services: 1.50%
IntercontinentalExchange Incorporated †	11,000	1,955,360

Real Estate Management & Development: 1.42%
CBRE Group Incorporated †	78,900	1,843,104

Health Care: 14.07%

Biotechnology: 7.60%
Achillion Pharmaceuticals Incorporated †	66,800	546,424
Alkermes plc †	23,500	673,980
Alnylam Pharmaceuticals Incorporated †	25,800	800,058
BioMarin Pharmaceutical Incorporated †	22,257	1,241,718
Cepheid Incorporated «†	47,165	1,623,419
Cubist Pharmaceuticals Incorporated †	34,034	1,643,842
Isis Pharmaceuticals Incorporated †	24,845	667,585
Onyx Pharmaceuticals Incorporated †	20,800	1,805,856
Orexigen Therapeutics Incorporated †	10,809	63,233
Synageva BioPharma Corporation †	6,100	256,200
Theravance Incorporated «†	15,000	577,950

		9,900,265

Health Care Equipment & Supplies: 2.76%
HeartWare International Incorporated †	7,000	665,770
Sirona Dental Systems Incorporated †	16,800	1,106,784
Thoratec Corporation †	16,769	525,037
Wright Medical Group Incorporated †	49,175	1,288,877

		3,586,468

Health Care Providers & Services: 1.45%
Team Health Holdings Incorporated †	45,800	1,881,006

Health Care Technology: 0.41%
athenahealth Incorporated «†	6,307	534,329

Life Sciences Tools & Services: 1.06%
Bruker BioSciences Corporation †	85,700	1,384,055

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund	9

Security name	Shares	Value

Pharmaceuticals: 0.79%
Santarus Incorporated †	49,089	$1,033,323

Industrials: 27.53%

Aerospace & Defense: 4.03%
DigitalGlobe Incorporated †	49,194	1,525,506
TransDigm Group Incorporated	13,700	2,147,749
Triumph Group Incorporated	19,800	1,567,170

		5,240,425

Airlines: 2.86%
Allegiant Travel Company	14,109	1,495,413
Copa Holdings SA Class A	17,000	2,229,040

		3,724,453

Building Products: 2.46%
Fortune Brands Home & Security Incorporated †	51,900	2,010,606
Owens Corning Incorporated †	30,500	1,191,940

		3,202,546

Commercial Services & Supplies: 1.25%
Clean Harbors Incorporated «†	32,200	1,627,066

Construction & Engineering: 1.24%
Quanta Services Incorporated †	60,900	1,611,414

Machinery: 6.89%
Chart Industries Incorporated «†	16,900	1,590,121
Colfax Corporation †	26,618	1,387,064
Graco Incorporated	31,500	1,991,115
Nordson Corporation	24,200	1,677,302
Proto Labs Incorporated †	3,229	209,788
Wabtec Corporation	39,600	2,115,828

		8,971,218

Professional Services: 4.01%
Advisory Board Company †	34,500	1,885,425
Towers Watson & Company Class A	16,800	1,376,592
Verisk Analytics Incorporated Class A †	32,900	1,964,130

		5,226,147

Road & Rail: 3.22%
Hertz Global Holdings Incorporated †	89,100	2,209,680
Kansas City Southern	18,700	1,981,452

		4,191,132

Trading Companies & Distributors: 1.57%
MRC Global Incorporated †	23,500	649,070
United Rentals Incorporated †	28,000	1,397,480

		2,046,550

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Discovery Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Information Technology: 22.88%

Computers & Peripherals: 0.97%
Stratasys Limited «†	15,028	$1,258,445

Electronic Equipment, Instruments & Components: 2.71%
FEI Company «	22,700	1,656,873
IPG Photonics Corporation «	30,900	1,876,557

		3,533,430

Internet Software & Services: 5.35%
Angie’s List Incorporated «†	42,379	1,125,162
Cornerstone OnDemand Incorporated †	32,000	1,385,280
CoStar Group Incorporated †	14,300	1,845,701
Gogo Incorporated «†	37,705	526,739
Mercadolibre Incorporated «	12,000	1,293,120
Zillow Incorporated Class A «†	14,000	788,200

		6,964,202

IT Services: 4.04%
Alliance Data Systems Corporation «†	12,400	2,244,772
Vantiv Incorporated Class A «†	109,353	3,018,143

		5,262,915

Semiconductors & Semiconductor Equipment: 0.89%
Cavium Incorporated †	32,700	1,156,599

Software: 8.92%
ACI Worldwide Incorporated «†	36,200	1,682,576
Aspen Technology Incorporated †	63,900	1,839,681
BroadSoft Incorporated «†	39,716	1,096,162
CommVault Systems Incorporated †	31,500	2,390,535
Guidewire Software Incorporated †	41,200	1,732,460
ServiceNow Incorporated †	37,586	1,518,099
Splunk Incorporated †	29,149	1,351,348

		11,610,861

Materials: 2.75%

Chemicals: 1.87%
Airgas Incorporated	12,945	1,235,730
W.R. Grace & Company †	14,243	1,196,981

		2,432,711

Construction Materials: 0.88%
Headwaters Incorporated †	129,763	1,147,105

Telecommunication Services: 1.50%

Wireless Telecommunication Services: 1.50%
SBA Communications Corporation Class A †	26,284	1,948,170

Total Common Stocks (Cost $105,192,319)		129,098,963

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 17.62%

Investment Companies: 17.62%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	1,798,969	$1,798,969
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.10	21,137,450	21,137,450

Total Short-Term Investments (Cost $22,936,419)			22,936,419

Total investments in securities
(Cost $128,128,738) *	116.78%	152,035,382
Other assets and liabilities, net	(16.78)	(21,842,089)

Total net assets	100.00%	$130,193,293

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $128,782,590 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,432,343
Gross unrealized depreciation	(2,179,551)

Net unrealized appreciation	$23,252,792

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Discovery Fund	Statement of assets and liabilities—June 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$129,098,963
In affiliated securities, at value (see cost below)	22,936,419

Total investments, at value (see cost below)	152,035,382
Receivable for investments sold	2,478,176
Receivable for Fund shares sold	292,469
Receivable for dividends	11,751
Receivable for securities lending income	6,234
Prepaid expenses and other assets	446

Total assets	154,824,458

Liabilities
Payable for investments purchased	3,276,702
Payable for Fund shares redeemed	55,495
Payable upon receipt of securities loaned	21,137,450
Advisory fee payable	73,402
Distribution fees payable	26,600
Due to other related parties	13,832
Accrued expenses and other liabilities	47,684

Total liabilities	24,631,165

Total net assets	$130,193,293

NET ASSETS CONSIST OF
Paid-in capital	$94,478,339
Accumulated net investment loss	(427,255)
Accumulated net realized gains on investments	12,235,565
Net unrealized gains on investments	23,906,644

Total net assets	$130,193,293

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$130,193,293
Shares outstanding – Class 2	4,366,138
Net asset value per share – Class 2	$29.82

Investments in unaffiliated securities (including securities on loan), at cost	$105,192,319

Investments in affiliated securities, at cost	$22,936,419

Total investments, at cost	$128,128,738

Securities on loan, at value	$20,660,876

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund	13

Investment income
Securities lending income, net	$160,642
Dividends	109,786
Income from affiliated securities	1,486

Total investment income	271,914

Expenses
Advisory fee	425,581
Administration fees
Fund level	30,399
Class 2	48,638
Distribution fees
Class 2	151,993
Custody and accounting fees	11,837
Professional fees	15,966
Shareholder report expenses	16,996
Trustees’ fees and expenses	6,960
Other fees and expenses	1,893

Total expenses	710,263
Less: Fee waivers and/or expense reimbursements	(11,094)

Net expenses	699,169

Net investment loss	(427,255)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,285,536
Net change in unrealized gains (losses) on investments	11,614,499

Net realized and unrealized gains (losses) on investments	20,900,035

Net increase in net assets resulting from operations	$20,472,780

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Discovery Fund	Statement of changes in net assets

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment loss		$(427,255)		$(33,766)
Net realized gains on investments		9,285,536		8,609,836
Net change in unrealized gains (losses) on investments		11,614,499		8,243,827

Net increase in net assets resulting from operations		20,472,780		16,819,897

	Shares		Shares

Capital share transactions
Proceeds from shares sold – Class 2	302,806	8,572,549	769,807	18,739,662
Payment for shares redeemed – Class 2	(367,492)	(10,310,481)	(929,140)	(22,200,607)

Net decrease in net assets resulting from capital share transactions		(1,737,932)		(3,460,945)

Total increase in net assets		18,734,848		13,358,952

Net assets
Beginning of period		111,458,445		98,099,493

End of period		$130,193,293		$111,458,445

Undistributed (accumulated) net investment income (loss)		$(427,255)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$25.16	$21.37	$21.28	$15.70	$11.19	$20.11
Net investment loss	(0.10)	(0.01)	(0.18)	(0.13)	(0.11)	(0.11)
Net realized and unrealized gains (losses) on investments	4.76	3.80	0.27	5.71	4.62	(8.81)

Total from investment operations	4.66	3.79	0.09	5.58	4.51	(8.92)
Net asset value, end of period	$29.82	$25.16	$21.37	$21.28	$15.70	$11.19
Total return[2]	18.52%	17.74%	0.42%	35.54%	40.30%	(44.36)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.21%	1.18%	1.26%	1.35%	1.27%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.70)%	(0.03)%	(0.75)%	(0.71)%	(0.61)%	(0.63)%
Supplemental data
Portfolio turnover rate	46%	98%	113%	101%	208%	166%
Net assets, end of period (000s omitted)	$130,193	$111,458	$98,099	$110,755	$86,125	$113,149

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Discovery Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Discovery Fund	17

or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Advantage VT Discovery Fund	Notes to financial statements (unaudited)

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$129,098,963	$0	$0	$129,098,963
Short-term investments
Investment companies	1,798,969	21,137,450	0	22,936,419
	$130,897,932	$21,137,450	$0	$152,035,382

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $55,687,979 and $56,769,481, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Discovery Fund	19

rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $96 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks results from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On July 11, 2013, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

	Net investment income	Long-term capital gains
Class 2	$0.00219	$0.85005

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

20	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Discovery Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

24	Wells Fargo Advantage VT Discovery Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2500™ Growth Index, for all periods under review.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees and fee waiver and expense reimbursement arrangements. The Board also considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was equal to the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was equal to the median rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Discovery Fund	25

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

26	Wells Fargo Advantage VT Discovery Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217893 08-13 SVT1/SAR138 6-13

Wells Fargo Advantage

VT Index Asset Allocation Fund

Semi-Annual Report

June 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Much of the six-month period was marked by increased confidence that the U.S. economic recovery was gaining strength, as evidenced by improvements in the housing sector and the employment situation.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Index Asset Allocation Fund for the six-month period that ended June 30, 2013. Much of the six-month period was marked by increased confidence that the U.S. economic recovery was gaining strength, as evidenced by improvements in the housing sector and the employment situation. However, concerns about the possible effects of U.S. fiscal issues, such as higher payroll taxes and the sequestration, and the potential of rising interest rates did add some volatility to the U.S. financial markets during the period. From a global perspective, the European economy continued to show signs of stabilizing, particularly compared with the heightened uncertainty stemming from the eurozone credit crisis during the past few years. The emerging markets, notably China, continued to experience positive growth but have shown signs of industrial and economic weakness.

The U.S. economy improved with the support of accommodative monetary policy.

The U.S. economy grew modestly, but the recovery remained weak compared with previous business cycles. Curtailed government spending and weak household income expectations were economic headwinds. However, the unemployment rate continued to decline, reaching 7.6% in June 2013, down from 7.9% in January 2013. Housing market activity, as measured by many metrics—sales, building permits, and prices—continued to improve from its recessionary levels.

Entering 2013, the U.S. Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy, citing its dual mandate of fostering maximum employment and price stability. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program, which included its open-ended purchases of $40 billion per month in mortgage-backed securities in an effort to support the housing market. However, toward the end of the reporting period, Fed Chairman Ben Bernanke suggested that quantitative easing could begin to taper during the second half of 2013 if economic growth continued to strengthen. These remarks renewed fears among many investors that interest rates may move higher sooner than anticipated, prompting U.S. bond yields and mortgage rates to move sharply higher.

The global economy continues to be affected by bouts of uncertainty.

Global economic growth varied across countries. Eurozone economies remained in recession, but several showed signs of stabilizing, helping to temporarily ease investor fears about a sovereign debt crisis. However, eurozone uneasiness returned to the markets in March 2013 due to a bank debt crisis in Cyprus. Although the island represented less than 0.5% of the European Union gross domestic product, the European troika decided to break precedent and impose losses not only on debt and equity holders but also on uninsured depositors in the country’s two failing banks. As a result, volatility sharply increased in several financial markets as investors grew concerned about the long-term impact of the Cyprus deal.

The global financial markets did find solace in the ongoing efforts of the world’s policymakers during the period. In mid-March 2013, the governor of the Bank of Japan resigned to allow Shinzo Abe, the recently reelected prime minister, to appoint a new bank governor, who announced aggressive monetary policies to address Japan’s persistent deflation. Moreover, in May 2013, the European Central

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	3

Bank (ECB) cut is key rate to a historic low of 0.50%. In addition, the ECB continued its purchases of an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout.

Financial markets remained resilient throughout the period.

Despite moments of heightened uncertainty both domestically and internationally, most equity indexes generated positive returns. For the six-month period, the U.S.-oriented S&P 500 Index1 returned 13.82%, while the international-based MSCI EAFE Index2 posted a 2.18% total return. The fixed-income markets, by comparison, continued to struggle in the current low-yield environment. The broad-based investment-grade Barclays U.S. Aggregate Bond Index3 returned (2.44%), while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index4, posted a (2.11%) total return.

Our goal is to meet the financial needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies and focusing on appropriate risk while seeking to deliver consistent returns. We know that your ability to meet your long-term investment goals depends on the investment decisions you make today. Despite economic uncertainties and investment challenges, staying invested and adapting to emerging opportunities and threats will help you manage investment risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite moments of heightened uncertainty both domestically and internationally, most equity indexes generated positive returns. The fixed-income markets, by comparison, continued to struggle in the current low-yield environment.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of one to 30 years. You cannot invest directly in an index

4	Wells Fargo Advantage VT Index Asset Allocation Fund	Letter to shareholders (unaudited)

Notice to shareholders

At its August 13-14, 2013 meeting, the Board of Trustees of the Fund approved certain changes to the Fund’s investment strategy, effective September 30, 2013. The Fund’s target allocation range to equity securities will change from 35-85% of total assets to 45-75% of total assets, and its target allocation range to fixed income securities will change from 15-65% of total assets to 25-55% of total assets. The Fund’s neutral target allocation will remain unchanged at 60% of the Fund’s total assets in equity securities and 40% in fixed income securities.

In addition, the description of the Fund’s investment process will change to reflect the following:

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stocks and bonds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors.

In connection with these strategy changes, Christian Chan and Kandarp Acharya of Wells Capital Management Incorporated will assume portfolio management duties. This change will also be effective September 30, 2013.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage VT Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

Average annual total returns (%) as of June 30, 2013

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	4-15-1994	14.01	6.52	6.51	1.13	1.00
Index Asset Allocation Composite Index[3]	–	7.91	8.28	7.54	–	–
S&P 500 Index[4]	–	20.6	7.01	7.30	–	–
Barclays U.S. Treasury 20+ Year Index[5]	–	(9.33)	7.56	6.20	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	7

Ten largest holdings[6] (%) as of June 30, 2013
U.S. Treasury Bond, 4.38%, 5-15-2040	2.70
U.S. Treasury Bond, 3.75%, 8-15-2041	2.63
U.S. Treasury Bond, 4.25%, 11-15-2040	2.61
U.S. Treasury Bond, 4.63%, 2-15-2040	2.56
U.S. Treasury Bond, 4.38%, 11-15-2039	2.40
U.S. Treasury Bond, 3.88%, 8-15-2040	2.19
U.S. Treasury Bond, 4.38% 5-15-2041	2.18
U.S. Treasury Bond, 4.75%, 2-15-2041	2.04
U.S. Treasury Bond, 3.13%, 11-15-2041	1.91
U.S. Treasury Bond, 4.25%, 5-15-2039	1.68

Equity sector distribution[8] as of June 30, 2013

Neutral target allocation[7] as of June 30, 2013

Current target allocation[7] as of June 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectus.

2.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

6.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

8.	Equity sector distribution is subject to change and is calculated based on the total long-term equity investments of the Fund.

8	Wells Fargo Advantage VT Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class 2
Actual	$1,000.00	$1,095.56	$5.20	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	9

Security name	Shares	Value

Common Stocks: 58.72%

Consumer Discretionary: 7.18%

Auto Components: 0.22%
BorgWarner Incorporated «†	403	$34,718
Delphi Automotive plc	1,015	51,450
Johnson Controls Incorporated	2,391	85,574
The Goodyear Tire & Rubber Company †	857	13,104

		184,846

Automobiles: 0.41%
Ford Motor Company	13,722	212,279
General Motors Company †	2,687	89,504
Harley-Davidson Incorporated	782	42,869

		344,652

Distributors: 0.05%
Genuine Parts Company «	541	42,236

Diversified Consumer Services: 0.04%
Apollo Group Incorporated Class A †	349	6,184
H&R Block Incorporated	950	26,363

		32,547

Hotels, Restaurants & Leisure: 1.05%
Carnival Corporation	1,549	53,115
Chipotle Mexican Grill Incorporated †	108	39,350
Darden Restaurants Incorporated	453	22,867
International Game Technology	908	15,173
Marriott International Incorporated Class A	836	33,749
McDonald’s Corporation	3,499	346,401
Starbucks Corporation	2,613	171,125
Starwood Hotels & Resorts Worldwide Incorporated	679	42,906
Wyndham Worldwide Corporation	474	27,127
Wynn Resorts Limited	278	35,584
Yum! Brands Incorporated	1,570	108,864

		896,261

Household Durables: 0.19%
D.R. Horton Incorporated «	978	20,812
Garmin Limited «	382	13,813
Harman International Industries Incorporated	237	12,845
Leggett & Platt Incorporated «	498	15,483
Lennar Corporation	577	20,795
Newell Rubbermaid Incorporated	1,007	26,434
Pulte Homes Incorporated †	1,190	22,574
Whirlpool Corporation	276	31,563

		164,319

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail: 0.69%
Amazon.com Incorporated †	1,271	$352,944
Expedia Incorporated	325	19,549
Netflix Incorporated «†	196	41,374
priceline.com Incorporated †	180	148,883
TripAdvisor Incorporated †	385	23,435

		586,185

Leisure Equipment & Products: 0.09%
Hasbro Incorporated «	402	18,022
Mattel Incorporated	1,205	54,599

		72,621

Media: 2.16%
Cablevision Systems Corporation New York Group Class A «	755	12,699
CBS Corporation Class B	1,992	97,349
Comcast Corporation Class A	9,192	384,961
DIRECTV Group Incorporated †	1,950	120,159
Discovery Communications Incorporated Class A «†	854	65,937
Gannett Company Incorporated	798	19,519
Interpublic Group of Companies Incorporated	1,495	21,752
News Corporation Class A	6,948	226,505
Omnicom Group Incorporated «	902	56,709
Scripps Networks Interactive Incorporated	296	19,761
Time Warner Cable Incorporated	1,015	114,167
Time Warner Incorporated	3,254	188,146
Viacom Incorporated Class B	1,557	105,954
Walt Disney Company	6,286	396,961
Washington Post Company Class B	15	7,257

		1,837,836

Multiline Retail: 0.48%
Dollar General Corporation †	1,051	53,002
Dollar Tree Incorporated †	781	39,706
Family Dollar Stores Incorporated	333	20,749
JCPenney Company Incorporated «†	499	8,523
Kohl’s Corporation «	711	35,913
Macy’s Incorporated	1,339	64,272
Nordstrom Incorporated	519	31,109
Target Corporation	2,240	154,246

		407,520

Specialty Retail: 1.37%
Abercrombie & Fitch Company Class A	273	12,353
AutoNation Incorporated †	135	5,858
AutoZone Incorporated †	126	53,385
Bed Bath & Beyond Incorporated †	763	54,097
Best Buy Company Incorporated	937	25,608
CarMax Incorporated †	783	36,143
GameStop Corporation Class A «	415	17,442

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	11

Security name	Shares	Value

Specialty Retail (continued)
Gap Incorporated	1,012	$42,231
Home Depot Incorporated	5,099	395,020
Limited Brands Incorporated	838	41,272
Lowe’s Companies Incorporated	3,743	153,089
O’Reilly Automotive Incorporated †	385	43,359
PetSmart Incorporated	360	24,116
Ross Stores Incorporated	767	49,709
Staples Incorporated «	2,317	36,748
Tiffany & Company «	418	30,447
TJX Companies Incorporated	2,512	125,751
Urban Outfitters Incorporated †	384	15,444

		1,162,072

Textiles, Apparel & Luxury Goods: 0.43%
Coach Incorporated	980	55,948
Fossil Group Incorporated †	184	19,009
Nike Incorporated Class B	2,526	160,856
PVH Corporation	282	35,264
Ralph Lauren Corporation	212	36,833
VF Corporation	305	58,883

		366,793

Consumer Staples: 6.17%

Beverages: 1.41%
Beam Incorporated	561	35,405
Brown-Forman Corporation Class B «	529	35,734
Coca-Cola Enterprises Incorporated	899	31,609
Constellation Brands Incorporated Class A †	538	28,041
Dr Pepper Snapple Group Incorporated	712	32,702
Molson Coors Brewing Company	548	26,227
Monster Beverage Corporation †	503	30,567
PepsiCo Incorporated	5,398	441,502
The Coca-Cola Company	13,370	536,271

		1,198,058

Food & Staples Retailing: 1.40%
Costco Wholesale Corporation	1,524	168,509
CVS Caremark Corporation	4,274	244,387
Kroger Company	1,815	62,690
Safeway Incorporated	841	19,898
Sysco Corporation «	2,071	70,745
Wal-Mart Stores Incorporated	5,718	425,934
Walgreen Company	3,009	132,998
Whole Foods Market Incorporated	1,203	61,930

		1,187,091

Food Products: 0.98%
Archer Daniels Midland Company	2,300	77,993
Campbell Soup Company	623	27,904

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	1,454	$50,788
General Mills Incorporated «	2,250	109,193
Hormel Foods Corporation	471	18,171
JM Smucker Company	374	38,578
Kellogg Company «	885	56,844
Kraft Foods Group Incorporated	2,076	115,986
McCormick & Company Incorporated «	460	32,366
Mead Johnson Nutrition Company	706	55,936
Mondelez International Incorporated Class A	6,229	177,713
The Hershey Company	523	46,693
Tyson Foods Incorporated Class A	991	25,449

		833,614

Household Products: 1.27%
Clorox Company	459	38,161
Colgate-Palmolive Company	3,060	175,307
Kimberly-Clark Corporation	1,342	130,362
Procter & Gamble Company	9,567	736,563

		1,080,393

Personal Products: 0.11%
Avon Products Incorporated	1,511	31,776
Estee Lauder Companies Incorporated Class A	839	55,181

		86,957

Tobacco: 1.00%
Altria Group Incorporated	7,011	245,315
Lorillard Incorporated	1,318	57,570
Philip Morris International	5,709	494,514
Reynolds American Incorporated «	1,111	53,739

		851,138

Energy: 6.19%

Energy Equipment & Services: 1.05%
Baker Hughes Incorporated	1,542	71,132
Cameron International Corporation †	865	52,903
Diamond Offshore Drilling Incorporated «	242	16,647
Ensco plc Class A	813	47,252
FMC Technologies Incorporated †	827	46,047
Halliburton Company	3,253	135,715
Helmerich & Payne Incorporated	371	23,169
Nabors Industries Limited	1,028	15,739
National Oilwell Varco Incorporated	1,491	102,730
Noble Corporation	884	33,221
Rowan Companies plc †	433	14,752
Schlumberger Limited	4,640	332,502

		891,809

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	13

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 5.14%
Anadarko Petroleum Corporation	1,750	$150,378
Apache Corporation	1,367	114,596
Cabot Oil & Gas Corporation	735	52,200
Chesapeake Energy Corporation	1,811	36,908
Chevron Corporation	6,768	800,925
ConocoPhillips Company	4,267	258,154
CONSOL Energy Incorporated	797	21,599
Denbury Resources Incorporated «†	1,302	22,551
Devon Energy Corporation	1,317	68,326
EOG Resources Incorporated	949	124,964
EQT Corporation	524	41,590
Exxon Mobil Corporation	15,521	1,402,322
Hess Corporation «	1,042	69,283
Kinder Morgan Incorporated	2,205	84,121
Marathon Oil Corporation	2,474	85,551
Marathon Petroleum Corporation	1,133	80,511
Murphy Oil Corporation	633	38,543
Newfield Exploration Company †	472	11,276
Noble Energy Incorporated	1,253	75,230
Occidental Petroleum Corporation	2,812	250,915
Peabody Energy Corporation	941	13,776
Phillips 66	2,161	127,305
Pioneer Natural Resources Company «	476	68,901
QEP Resources Incorporated	625	17,363
Range Resources Corporation «	569	43,995
Southwestern Energy Company †	1,226	44,786
Spectra Energy Corporation	2,335	80,464
Tesoro Corporation	474	24,800
The Williams Companies Incorporated	2,382	77,344
Valero Energy Corporation	1,903	66,167
WPX Energy Incorporated †	699	13,239

		4,368,083

Financials: 9.79%

Capital Markets: 1.25%
Ameriprise Financial Incorporated	703	56,859
Bank of New York Mellon Corporation	4,051	113,631
BlackRock Incorporated	435	111,730
Charles Schwab Corporation «	3,842	81,566
E*TRADE Financial Corporation †	1,001	12,673
Franklin Resources Incorporated	482	65,562
Goldman Sachs Group Incorporated	1,504	227,480
Invesco Limited	1,552	49,354
Legg Mason Incorporated	389	12,063
Morgan Stanley	4,789	116,995
Northern Trust Corporation «	759	43,946
State Street Corporation	1,591	103,749
T. Rowe Price Group Incorporated	905	66,201

		1,061,809

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks: 1.73%
Branch Banking & Trust Corporation	2,449	$82,972
Comerica Incorporated «	651	25,929
Fifth Third Bancorp	3,053	55,107
Huntington Bancshares Incorporated	2,927	23,065
KeyCorp	3,213	35,472
M&T Bank Corporation «	428	47,829
PNC Financial Services Group Incorporated	1,848	134,756
Regions Financial Corporation	4,933	47,011
SunTrust Banks Incorporated	1,881	59,383
US Bancorp	6,456	233,384
Wells Fargo & Company (l)	17,194	709,596
Zions Bancorporation	643	18,570

		1,473,074

Consumer Finance: 0.58%
American Express Company	3,336	249,399
Capital One Financial Corporation	2,039	128,070
Discover Financial Services	1,711	81,512
SLM Corporation	1,550	35,433

		494,414

Diversified Financial Services: 2.34%
Bank of America Corporation	37,632	483,948
Citigroup Incorporated	10,622	509,537
CME Group Incorporated	1,072	81,451
IntercontinentalExchange Incorporated †	253	44,973
JPMorgan Chase & Company	13,194	696,511
Leucadia National Corporation	1,029	26,980
McGraw-Hill Financial Incorporated	956	50,850
Moody’s Corporation «	677	41,250
NYSE Euronext Incorporated	848	35,107
The NASDAQ OMX Group	410	13,444

		1,984,051

Insurance: 2.58%
ACE Limited	1,187	106,213
AFLAC Incorporated	1,627	94,561
Allstate Corporation	1,635	78,676
American International Group Incorporated †	5,153	230,339
Aon plc	1,079	69,434
Assurant Incorporated	268	13,644
Berkshire Hathaway Incorporated Class B †	6,368	712,707
Chubb Corporation	904	76,524
Cincinnati Financial Corporation «	513	23,547
Genworth Financial Incorporated †	1,721	19,637
Lincoln National Corporation	937	34,172
Loews Corporation	1,072	47,597
Marsh & McLennan Companies Incorporated	1,921	76,686
MetLife Incorporated	3,822	174,895

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	15

Security name	Shares	Value

Insurance (continued)
Principal Financial Group Incorporated «	962	$36,027
Prudential Financial Incorporated	1,626	118,747
The Hartford Financial Services Group Incorporated «	1,591	49,194
The Progressive Corporation «	1,934	49,162
The Travelers Companies Incorporated	1,314	105,015
Torchmark Corporation	322	20,975
UnumProvident Corporation	931	27,343
XL Group plc	1,011	30,654

		2,195,749

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	1,060	24,762

REITs: 1.24%
American Tower Corporation	1,380	100,975
Apartment Investment & Management Company Class A	509	15,290
AvalonBay Communities Incorporated	424	57,202
Boston Properties Incorporated	529	55,794
Equity Residential	1,118	64,911
HCP Incorporated	1,586	72,068
Health Care REIT Incorporated	993	66,561
Host Hotels & Resorts Incorporated «	2,599	43,845
Kimco Realty Corporation «	1,427	30,581
Plum Creek Timber Company «	568	26,509
Prologis Incorporated	1,739	65,595
Public Storage Incorporated	503	77,125
Simon Property Group Incorporated	1,085	171,343
The Macerich Company	479	29,205
Ventas Incorporated «	1,023	71,058
Vornado Realty Trust	593	49,130
Weyerhaeuser Company	1,911	54,444

		1,051,636

Thrifts & Mortgage Finance: 0.04%
Hudson City Bancorp Incorporated	1,659	15,196
People’s United Financial Incorporated «	1,183	17,627

		32,823

Health Care: 7.42%

Biotechnology: 1.18%
Alexion Pharmaceuticals Incorporated †	680	62,723
Amgen Incorporated	2,618	258,292
Biogen IDEC Incorporated †	828	178,186
Celgene Corporation †	1,455	170,104
Gilead Sciences Incorporated †	5,324	272,642
Regeneron Pharmaceutical Incorporated †	266	59,818

		1,001,765

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 1.26%
Abbott Laboratories	5,441	$189,782
Baxter International Incorporated	1,891	130,990
Becton Dickinson & Company	678	67,007
Boston Scientific Corporation †	4,709	43,652
C.R. Bard Incorporated	261	28,365
CareFusion Corporation †	767	28,264
Covidien plc	1,642	103,183
DENTSPLY International Incorporated «	499	20,439
Edwards Lifesciences Corporation «†	394	26,477
Intuitive Surgical Incorporated †	140	70,921
Medtronic Incorporated	3,530	181,689
St. Jude Medical Incorporated	989	45,128
Stryker Corporation	1,002	64,809
Varian Medical Systems Incorporated †	378	25,496
Zimmer Holdings Incorporated	587	43,990

		1,070,192

Health Care Providers & Services: 1.20%
Aetna Incorporated	1,320	83,873
AmerisourceBergen Corporation	806	44,999
Cardinal Health Incorporated	1,193	56,310
CIGNA Corporation	996	72,200
DaVita Incorporated †	295	35,636
Express Scripts Holding Corporation †	2,849	175,755
Humana Incorporated	549	46,325
Laboratory Corporation of America Holdings †	324	32,432
McKesson Corporation	791	90,570
Patterson Companies Incorporated	292	10,979
Quest Diagnostics Incorporated	551	33,407
Tenet Healthcare Corporation †	361	16,642
UnitedHealth Group Incorporated	3,560	233,109
WellPoint Incorporated	1,048	85,768

		1,018,005

Health Care Technology: 0.06%
Cerner Corporation «†	509	48,910

Life Sciences Tools & Services: 0.29%
Agilent Technologies Incorporated	1,202	51,398
Life Technologies Corporation †	601	44,480
PerkinElmer Incorporated	390	12,675
Thermo Fisher Scientific Incorporated	1,252	105,957
Waters Corporation †	298	29,815

		244,325

Pharmaceuticals: 3.43%
Abbvie Incorporated	5,528	228,528
Actavis Incorporated †	446	56,294
Allergan Incorporated	1,034	87,104

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	17

Security name	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Company	5,734	$256,252
Eli Lilly & Company	3,460	169,955
Forest Laboratories Incorporated †	818	33,538
Hospira Incorporated †	577	22,105
Johnson & Johnson	9,805	841,857
Merck & Company Incorporated	10,541	489,624
Mylan Laboratories Incorporated †	1,330	41,270
Perrigo Company	308	37,268
Pfizer Incorporated	23,294	652,465

		2,916,260

Industrials: 5.97%

Aerospace & Defense: 1.49%
General Dynamics Corporation	1,158	90,706
Honeywell International Incorporated «	2,746	217,868
L-3 Communications Holdings Incorporated	314	26,922
Lockheed Martin Corporation	928	100,651
Northrop Grumman Corporation	820	67,896
Precision Castparts Corporation	510	115,265
Raytheon Company	1,133	74,914
Rockwell Collins Incorporated «	473	29,993
Textron Incorporated «	970	25,269
The Boeing Company	2,383	244,115
United Technologies Corporation	2,952	274,359

		1,267,958

Air Freight & Logistics: 0.44%
C.H. Robinson Worldwide Incorporated	560	31,534
Expeditors International of Washington Incorporated	721	27,405
FedEx Corporation	1,028	101,340
United Parcel Service Incorporated Class B	2,480	214,470

		374,749

Airlines: 0.04%
Southwest Airlines Company	2,521	32,496

Building Products: 0.03%
Masco Corporation	1,245	24,265

Commercial Services & Supplies: 0.32%
Avery Dennison Corporation	347	14,838
Cintas Corporation	363	16,531
Iron Mountain Incorporated	585	15,567
Pitney Bowes Incorporated «	703	10,320
Republic Services Incorporated «	1,036	35,162
Stericycle Incorporated †	301	33,239
The ADT Corporation	763	30,406
Tyco International Limited	1,619	53,346
Waste Management Incorporated	1,532	61,786

		271,195

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Construction & Engineering: 0.09%
Fluor Corporation	568	$33,688
Jacobs Engineering Group Incorporated †	456	25,139
Quanta Services Incorporated †	743	19,660

		78,487

Electrical Equipment: 0.26%
Emerson Electric Company «	2,509	136,841
Rockwell Automation Incorporated	487	40,489
Roper Industries Incorporated	345	42,856

		220,186

Industrial Conglomerates: 1.42%
3M Company	2,216	242,320
Danaher Corporation	2,031	128,562
General Electric Company	36,095	837,043

		1,207,925

Machinery: 1.16%
Caterpillar Incorporated	2,295	189,315
Cummins Incorporated	615	66,703
Deere & Company «	1,354	110,013
Dover Corporation	597	46,363
Eaton Corporation plc	1,651	108,652
Flowserve Corporation	498	26,897
Illinois Tool Works Incorporated	1,446	100,020
Ingersoll-Rand plc	970	53,854
Joy Global Incorporated «	370	17,956
Paccar Incorporated «	1,234	66,216
Pall Corporation	389	25,841
Parker Hannifin Corporation	521	49,703
Pentair Limited	713	41,133
Snap-On Incorporated	203	18,144
Stanley Black & Decker Incorporated	565	43,675
Xylem Incorporated	646	17,403

		981,888

Professional Services: 0.06%
Dun & Bradstreet Corporation «	139	13,546
Equifax Incorporated	421	24,810
Robert Half International Incorporated	487	16,183

		54,539

Road & Rail: 0.55%
CSX Corporation	3,567	82,719
Kansas City Southern Railway Company	384	40,689
Norfolk Southern Corporation	1,099	79,842
Ryder System Incorporated	181	11,003
Union Pacific Corporation	1,629	251,322

		465,575

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	19

Security name	Shares	Value

Trading Companies & Distributors: 0.11%
Fastenal Company «	942	$43,191
W.W. Grainger Incorporated	208	52,453

		95,644

Information Technology: 10.46%

Communications Equipment: 1.13%
Cisco Systems Incorporated	18,656	453,527
F5 Networks Incorporated †	274	18,851
Harris Corporation «	382	18,814
JDS Uniphase Corporation †	825	11,864
Juniper Networks Incorporated †	1,767	34,121
Motorola Solutions Incorporated	948	54,728
QUALCOMM Incorporated	6,031	368,373

		960,278

Computers & Peripherals: 2.24%
Apple Incorporated	3,276	1,297,558
Dell Incorporated	5,123	68,392
EMC Corporation †	7,333	173,205
Hewlett-Packard Company	6,732	166,954
NetApp Incorporated †	1,258	47,527
SanDisk Corporation †	849	51,874
Seagate Technology plc	1,113	49,896
Western Digital Corporation	742	46,071

		1,901,477

Electronic Equipment, Instruments & Components: 0.26%
Corning Incorporated	5,149	73,270
EIFAmphenol Corporation Class A	557	43,413
FLIR Systems Incorporated	495	13,350
Jabil Circuit Incorporated	643	13,104
Molex Incorporated	483	14,171
TE Connectivity Limited	1,450	66,033

		223,341

Internet Software & Services: 1.38%
Akamai Technologies Incorporated †	620	26,381
eBay Incorporated †	4,077	210,862
Google Incorporated Class A †	938	825,787
VeriSign Incorporated «†	526	23,491
Yahoo! Incorporated †	3,325	83,491

		1,170,012

IT Services: 2.13%
Accenture plc «	2,269	163,277
Automatic Data Processing Incorporated	1,693	116,580
Cognizant Technology Solutions Corporation Class A †	1,052	65,866
Computer Sciences Corporation	524	22,935

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

IT Services (continued)
Fidelity National Information Services Incorporated	1,023	$43,825
Fiserv Incorporated †	464	40,558
International Business Machines Corporation	3,638	695,258
MasterCard Incorporated Class A	364	209,118
Paychex Incorporated «	1,130	41,268
SAIC Incorporated «	992	13,819
Teradata Corporation †	570	28,631
Total System Services Incorporated	561	13,733
Visa Incorporated Class A «	1,768	323,102
Western Union Company «	1,944	33,262

		1,811,232

Office Electronics: 0.05%
Xerox Corporation	4,286	38,874

Semiconductors & Semiconductor Equipment: 1.22%
Advanced Micro Devices Incorporated †	2,120	8,650
Altera Corporation	1,117	36,850
Analog Devices Incorporated	1,075	48,440
Applied Materials Incorporated	4,194	62,533
Broadcom Corporation Class A	1,833	61,882
First Solar Incorporated «†	231	10,333
Intel Corporation	17,352	420,265
KLA-Tencor Corporation	579	32,268
Lam Research Corporation «†	567	25,141
Linear Technology Corporation	814	29,988
LSI Corporation †	1,918	13,695
Microchip Technology Incorporated «	688	25,628
Micron Technology Incorporated †	3,595	51,516
NVIDIA Corporation	2,017	28,299
Teradyne Incorporated «†	665	11,684
Texas Instruments Incorporated «	3,871	134,982
Xilinx Incorporated	921	36,481

		1,038,635

Software: 2.05%
Adobe Systems Incorporated †	1,752	79,821
Autodesk Incorporated †	784	26,609
BMC Software Incorporated †	462	20,855
CA Incorporated	1,156	33,096
Citrix Systems Incorporated †	653	39,395
Electronic Arts Incorporated †	1,056	24,256
Intuit Incorporated	974	59,443
Microsoft Corporation	26,236	905,924
Oracle Corporation	12,826	394,015
Red Hat Incorporated †	661	31,609
Salesforce.com Incorporated «†	1,894	72,313
Symantec Corporation †	2,431	54,625

		1,741,961

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	21

Security name	Shares	Value

Materials: 1.92%

Chemicals: 1.41%
Air Products & Chemicals Incorporated	727	$66,571
Airgas Incorporated «	229	21,860
CF Industries Holdings Incorporated	206	35,329
Dow Chemical Company	4,222	135,822
E.I. du Pont de Nemours & Company	3,213	168,683
Eastman Chemical Company	541	37,875
Ecolab Incorporated	929	79,142
FMC Corporation	475	29,004
International Flavors & Fragrances Incorporated	284	21,345
LyondellBasell Industries Class A	1,325	87,795
Monsanto Company	1,863	184,064
Mosaic Company	966	51,980
PPG Industries Incorporated	498	72,912
Praxair Incorporated	1,032	118,845
Sigma-Aldrich Corporation «	420	33,751
The Sherwin-Williams Company	298	52,627

		1,197,605

Construction Materials: 0.03%
Vulcan Materials Company	453	21,930

Containers & Packaging: 0.10%
Ball Corporation	519	21,559
Bemis Company Incorporated «	359	14,051
MeadWestvaco Corporation	617	21,046
Owens-Illinois Incorporated †	574	15,951
Sealed Air Corporation	683	16,358

		88,965

Metals & Mining: 0.30%
Alcoa Incorporated «	3,733	29,192
Allegheny Technologies Incorporated	376	9,893
Cliffs Natural Resources Incorporated «	534	8,678
Freeport-McMoRan Copper & Gold Incorporated Class B	3,624	100,059
Newmont Mining Corporation	1,735	51,963
Nucor Corporation	1,109	48,042
United States Steel Corporation «	503	8,818

		256,645

Paper & Forest Products: 0.08%
International Paper Company	1,552	68,769

Telecommunication Services: 1.67%

Diversified Telecommunication Services: 1.50%
AT&T Incorporated	18,780	664,812
CenturyTel Incorporated «	2,126	75,154
Frontier Communications Corporation «	3,482	14,102
Verizon Communications Incorporated	9,987	502,746
Windstream Corporation «	2,069	15,952

		1,272,766

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Wireless Telecommunication Services: 0.17%
Crown Castle International Corporation †	1,023	$74,055
Sprint Nextel Corporation †	10,535	73,956

		148,011

Utilities: 1.95%

Electric Utilities: 1.10%
American Electric Power Company Incorporated	1,696	75,947
Duke Energy Corporation	2,463	166,253
Edison International	1,137	54,758
Entergy Corporation	621	43,271
Exelon Corporation	2,987	92,239
FirstEnergy Corporation	1,459	54,479
Nextera Energy Incorporated	1,482	120,753
Northeast Utilities	1,098	46,138
Pepco Holdings Incorporated	867	17,479
Pinnacle West Capital Corporation	384	21,300
PPL Corporation «	2,067	62,547
The Southern Company	3,038	134,067
Xcel Energy Incorporated	1,735	49,170

		938,401

Gas Utilities: 0.06%
AGL Resources Incorporated	412	17,658
ONEOK Incorporated	719	29,702

		47,360

Independent Power Producers & Energy Traders: 0.07%
AES Corporation	2,162	25,922
NRG Energy Incorporated	1,125	30,038

		55,960

Multi-Utilities: 0.72%
Ameren Corporation	846	29,136
CenterPoint Energy Incorporated	1,496	35,141
CMS Energy Corporation «	927	25,187
Consolidated Edison Incorporated	1,022	59,593
Dominion Resources Incorporated	2,016	114,549
DTE Energy Company	607	40,675
Integrys Energy Group Incorporated «	276	16,154
NiSource Incorporated	1,089	31,189
PG&E Corporation	1,543	70,561
Public Service Enterprise Group Incorporated	1,766	57,678
SCANA Corporation	486	23,863
Sempra Energy	786	64,263
TECO Energy Incorporated	713	12,256
Wisconsin Energy Corporation	798	32,710

		612,955

Total Common Stocks (Cost $34,837,064)		49,882,890

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 36.33%
U.S. Treasury Bond	2.75%	8-15-2042	$1,079,000	$932,492
U.S. Treasury Bond	2.75	11-15-2042	992,000	856,531
U.S. Treasury Bond	2.88	5-15-2043	216,000	191,430
U.S. Treasury Bond	3.00	5-15-2042	862,000	786,709
U.S. Treasury Bond	3.13	11-15-2041	1,729,000	1,623,099
U.S. Treasury Bond	3.13	2-15-2042	1,025,000	960,938
U.S. Treasury Bond	3.13	2-15-2043	1,236,000	1,155,274
U.S. Treasury Bond	3.50	2-15-2039	1,216,000	1,237,090
U.S. Treasury Bond	3.75	8-15-2041	2,115,000	2,235,621
U.S. Treasury Bond	3.88	8-15-2040	1,718,000	1,858,929
U.S. Treasury Bond	4.25	5-15-2039	1,241,000	1,428,314
U.S. Treasury Bond	4.25	11-15-2040	1,930,000	2,221,310
U.S. Treasury Bond	4.38	2-15-2038	688,000	806,357
U.S. Treasury Bond	4.38	11-15-2039	1,734,000	2,035,283
U.S. Treasury Bond	4.38	5-15-2040	1,951,000	2,290,595
U.S. Treasury Bond	4.38	5-15-2041	1,580,000	1,855,018
U.S. Treasury Bond	4.50	2-15-2036	916,000	1,091,615
U.S. Treasury Bond	4.50	5-15-2038	872,000	1,041,359
U.S. Treasury Bond	4.50	8-15-2039	1,098,000	1,313,825
U.S. Treasury Bond	4.63	2-15-2040	1,785,000	2,177,143
U.S. Treasury Bond	4.75	2-15-2037	404,000	498,814
U.S. Treasury Bond	4.75	2-15-2041	1,390,000	1,729,029
U.S. Treasury Bond	5.00	5-15-2037	421,000	537,762

Total U.S. Treasury Securities (Cost $28,526,265)				30,864,537

	Yield		Shares
Short-Term Investments: 5.62%

Investment Companies: 3.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		2,448,618	2,448,618
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.10		630,843	630,843

				3,079,461

			Principal
U.S. Treasury Securities: 1.99%
U.S. Treasury Bill #(z)	0.01	7-11-2013	$845,000	844,997
U.S. Treasury Bill #(z)	0.02	7-18-2013	845,000	844,990

				1,689,987

Total Short-Term Investments (Cost $4,769,448)				4,769,448

Total investments in securities
(Cost $68,132,777) *	100.67%	85,516,875
Other assets and liabilities, net	(0.67)	(570,597)

Total net assets	100.00%	$84,946,278

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Index Asset Allocation Fund	Portfolio of investments—June 30, 2013 (unaudited)

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $71,005,973 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,156,836
Gross unrealized depreciation	(9,645,934)

Net unrealized appreciation	$14,510,902

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	25

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$81,727,818
In affiliated securities, at value (see cost below)	3,789,057

Total investments, at value (see cost below)	85,516,875
Cash	238
Receivable for Fund shares sold	19,154
Receivable for dividends and interest	348,069
Receivable for securities lending income	131
Prepaid expenses and other assets	5,410

Total assets	85,889,877

Liabilities
Payable for Fund shares redeemed	46,498
Payable upon receipt of securities loaned	630,843
Payable for daily variation margin on open futures contracts	137,405
Advisory fee payable	32,429
Distribution fees payable	17,701
Due to other related parties	9,203
Shareholder report expenses payable	52,851
Accrued expenses and other liabilities	16,669

Total liabilities	943,599

Total net assets	$84,946,278

NET ASSETS CONSIST OF
Paid-in capital	$85,862,207
Undistributed net investment income	47,199
Accumulated net realized losses on investments	(18,954,646)
Net unrealized gains on investments	17,991,518

Total net assets	$84,946,278

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$84,946,278
Shares outstanding – Class 2	5,805,663
Net asset value per share – Class 2	$14.63

Investments in unaffiliated securities (including securities on loan), at cost	$64,384,830

Investments in affiliated securities, at cost	$3,747,947

Total investments, at cost	$68,132,777

Securities on loan, at value	$616,341

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Index Asset Allocation Fund	Statement of operations—six months ended June 30, 2013 (unaudited)

Investment income
Dividends*	$558,560
Interest	505,842
Income from affiliated securities	11,285
Securities lending income, net	2,120

Total investment income	1,077,807

Expenses
Advisory fee	236,946
Administration fees
Fund level	21,540
Class 2	34,465
Distribution fees
Class 2	107,703
Custody and accounting fees	22,278
Professional fees	19,386
Shareholder report expenses	21,169
Trustees’ fees and expenses	5,980
Other fees and expenses	7,308

Total expenses	476,775
Less: Fee waivers and/or expense reimbursements	(45,971)

Net expenses	430,804

Net investment income	647,003

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,529,966
Affiliated securities	(28,570)
Futures transactions	3,909,816

Net realized gains on investments	6,411,212

Net change in unrealized gains (losses) on:
Unaffiliated securities	464,344
Affiliated securities	158,104
Futures transactions	334,817

Net change in unrealized gains (losses) on investments	957,265

Net realized and unrealized gains (losses) on investments	7,368,477

Net increase in net assets resulting from operations	$8,015,480

* Net of foreign dividend withholding taxes in the amount of	$218

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Index Asset Allocation Fund	27

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$647,003		$1,400,042
Net realized gains on investments		6,411,212		6,436,511
Net change in unrealized gains (losses) on investments		957,265		3,201,816

Net increase in net assets resulting from operations		8,015,480		11,038,369

Distributions to shareholders from
Net investment income – Class 2		(737,777)		(1,279,304)

	Shares		Shares
Capital share transactions
Proceeds from shares sold – Class 2	71,426	1,034,607	246,140	3,219,986
Reinvestment of distributions – Class 2	51,461	737,777	96,440	1,279,304
Payment for shares redeemed – Class 2	(613,013)	(8,895,135)	(1,443,157)	(18,869,318)

Net decrease in net assets resulting from capital share transactions		(7,122,751)		(14,370,028)

Total increase (decrease) in net assets		154,952		(4,610,963)

Net assets
Beginning of period		84,791,326		89,402,289

End of period		$84,946,278		$84,791,326

Undistributed net investment income		$47,199		$137,973

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage VT Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$13.47	$12.09	$11.72	$10.53	$9.31	$14.64
Net investment income	0.11	0.21	0.21	0.20	0.19	0.30
Net realized and unrealized gains (losses) on investments	1.17	1.36	0.54	1.18	1.22	(4.32)

Total from investment operations	1.28	1.57	0.75	1.38	1.41	(4.02)
Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.38)	(0.19)	(0.19)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(1.01)

Total distributions to shareholders	(0.12)	(0.19)	(0.38)	(0.19)	(0.19)	(1.31)
Net asset value, end of period	$14.63	$13.47	$12.09	$11.72	$10.53	$9.31
Total return[2]	9.56%	13.03%	6.48%	13.29%	15.46%	(29.11)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.13%	1.06%	1.10%	1.07%	1.07%
Net expenses	1.00%	1.00%	0.99%	1.00%	1.00%	1.00%
Net investment income	1.50%	1.58%	1.70%	1.76%	2.01%	2.37%
Supplemental data
Portfolio turnover rate	5%	8%	17%	25%	43%	21%
Net assets, end of period (000s omitted)	$84,946	$84,791	$89,402	$102,946	$113,271	$125,958

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	29

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

30	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	31

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2012, the Fund had net capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $17,436,089 with $13,711,522 expiring in 2016 and $3,724,567 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$49,882,890	$0	$0	$49,882,890
U.S. Treasury securities	30,864,537	0	0	30,864,537
Short-term investments
Investment companies	2,448,618	630,843	0	3,079,461
U.S. Treasury securities	0	1,689,987	0	1,689,987
	$83,196,045	$2,320,830	$0	$85,516,875

As of June 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$607,420	$0	$0	$607,420

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

32	Wells Fargo Advantage VT Index Asset Allocation Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and, for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$3,509,438	$702,541	$0	$7,265,017

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At June 30, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at June 30, 2013	Unrealized gains (losses)
9-19-2013	55 Long	S&P 500 Index	$21,990,375	$(64,500)
9-19-2013	156 Short	U.S Treasury Bonds	21,195,625	691,999
9-19-2013	8 Long	U.S Treasury Bonds	1,086,750	(20,079)

The Fund had average notional amounts of $23,126,137 and $21,978,580 in long and short futures contracts, respectively, during the six months ended June 30, 2013.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2013 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Balance sheet location	Fair value		Balance sheet location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	$691,999	*	Net assets – Net unrealized gains on investments	$20,079	*
Equity contracts	Net assets – Net unrealized gains on investments	0	*	Net assets – Net unrealized gains on investments	64,500	*
		$691,999			$84,579

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of June 30, 2013 is reported separately on the Statement of Assets and Liabilities.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	33

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Equity contracts	$2,960,951	$(48,721)
Interest rate contracts	948,865	383,538
	$3,909,816	$334,817

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. As of June 30, 2013, the Fund has transactions subject to an enforceable master netting agreement. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Description	Gross amount of liabilities in the Statement of Assets and Liabilities	Collateral	Net amount (not less than $0)
Futures-variation margin	$137,405	$1,605,492	$0

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $74 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

34	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

38	Wells Fargo Advantage VT Index Asset Allocation Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than its benchmark, the Index Asset Allocation Composite Index, for the one-year period under review, but lower than its benchmark for the three-, five- and ten-year periods under review. However, the Board also noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 service fees, and fee waiver and expense reimbursement arrangements. The Board also considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Index Asset Allocation Fund	39

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

40	Wells Fargo Advantage VT Index Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217894 08-13 SVT2/SAR136 6-13

Wells Fargo Advantage

VT International Equity Fund

Semi-Annual Report

June 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Contents

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT International Equity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT International Equity Fund for the six-month period that ended June 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable global stock market volatility. Increased confidence that the U.S. economy was staging a fragile recovery, combined with resilience in European economies, also helped support global stock prices.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The FOMC continued to ease into early 2013. However, June comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Mr. Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Global monetary easing led to strong stock markets, but a stronger currency reduced returns for U.S. dollar-based investors.

Global developed equity markets demonstrated continued strength throughout the reporting period despite sluggish growth in Europe and the continent’s seemingly never-ending debt crisis, with Cyprus becoming the newest addition to a list of countries mired in debt. Investors were heartened by the resilient performance of the German economy and by the fact that the United Kingdom managed to avoid another recession. Relatively positive economic data from the U.S. also aided sentiment for developed markets stocks as reported U.S. gross domestic product growth came in at a 1.7% annualized rate for the second quarter of 2013. Monetary easing by major central banks also supported equity markets. In local currency terms, the MSCI EAFE Index (Net)1, an index of developed stock

1.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT International Equity Fund	3

markets, returned 11.01% for the six-month period. Because the dollar strengthened against major currencies, though, the index’s return in U.S. dollar terms was a much lower 4.10%. By comparison, the S&P 500 Index2 ended the period with a 13.82% gain.

In emerging markets, many smaller markets, such as the Philippines and Indonesia, strongly outperformed the larger markets, such as China, India, and Brazil. The smaller markets are benefiting from high growth rates without some of the imbalances—such as an overreliance on real estate—that are affecting the larger emerging markets.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT International Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Jeffrey Everett, CFA

Dale A. Winner, CFA

Average annual total returns1 (%) as of June 30, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-17-1998	16.64	(1.84)	6.88	0.99	0.70
Class 2	7-31-2002	16.20	(2.08)	6.60	1.24	0.95
MSCI ACWI Ex. USA Index (Net)[4]	–	13.63	(0.80)	8.62	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT International Equity Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2013
Toyota Motor Corporation	3.39
Debenhams plc	2.67
BP plc	2.66
Daiwa Securities Group Incorporated	2.64
Siemens AG	2.57
Intesa Sanpaolo SpA	2.52
Mitsubishi UFJ Financial Group Incorporated	2.52
Nitto Denko Corporation	2.45
Valeant Pharmaceuticals International Incorporated	2.42
Mitsui OSK Lines Limited	2.30

Sector distribution[6] as of June 30, 2013

1.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA International Equity Fund. Effective July 16, 2010, the Fund changed its name from Wells Fargo Advantage VT International Core Fund to Wells Fargo Advantage VT International Equity Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.69% for Class 1 and 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Morgan Stanley Capital International All Country World Ex. USA (MSCI ACWI Ex. USA) Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT International Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class 1
Actual	$1,000.00	$1,030.36	$3.47	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46	0.69%
Class 2
Actual	$1,000.00	$1,028.23	$4.73	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT International Equity Fund	7

Security name	Shares	Value

Common Stocks: 95.85%

Canada: 5.28%
Barrick Gold Corporation (Materials, Metals & Mining)	232,914	$3,676,307
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	136,171	3,883,597
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	56,756	1,672,945
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	90,967	7,830,439

		17,063,288

China: 3.81%
AutoNavi Holdings Limited ADR (Information Technology, Software) †«	216,835	2,617,198
Biostime International Holdings Limited (Consumer Staples, Food Products)	368,000	2,057,884
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	6,727,000	4,216,025
Shenguan Holdings Group Limited (Consumer Staples, Food Products) «	2,300,000	1,068,705
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,670,453	2,352,852

		12,312,664

Finland: 0.83%
Metso Oyj (Industrials, Machinery)	79,216	2,683,274

Germany: 8.16%
Bayer AG (Health Care, Pharmaceuticals)	50,081	5,332,150
Metro AG (Consumer Staples, Food & Staples Retailing)	223,716	7,068,970
SAP AG (Information Technology, Software) «	77,607	5,667,094
Siemens AG (Industrials, Industrial Conglomerates)	82,086	8,312,316

		26,380,530

Hong Kong: 5.88%
China Everbright Limited (Financials, Capital Markets)	5,196,000	6,790,747
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	646,000	6,690,527
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail) «	24,377,213	5,531,414

		19,012,688

Italy: 4.18%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	262,122	5,379,783
Intesa Sanpaolo SpA (Financials, Commercial Banks)	5,090,906	8,148,196

		13,527,979

Japan: 24.08%
Asahi Glass Company Limited (Industrials, Building Products) «	925,000	5,995,659
Capcom Company Limited (Information Technology, Software)	372,200	6,003,830
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,021,000	8,550,790
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	360,000	2,306,698
Itochu Corporation (Industrials, Trading Companies & Distributors)	505,407	5,844,470
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,319,500	8,149,059
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	139,000	4,086,603
Mitsui OSK Lines Limited (Industrials, Marine) †	1,910,000	7,422,517
Nitto Denko Corporation (Materials, Chemicals)	123,382	7,913,178
Sharp Corporation (Consumer Discretionary, Household Durables) †«	1,102,000	4,437,169
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	181,500	10,947,683
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail) «	153,700	6,223,202

		77,880,858

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT International Equity Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Netherlands: 2.04%
Akzo Nobel NV (Materials, Chemicals)	117,227	$6,614,650

Norway: 2.51%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels) †	159,264	970,107
Marine Harvest ASA (Consumer Staples, Food Products) †«	7,019,648	7,135,519

		8,105,626

Russia: 1.87%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	192,481	3,645,590
Sberbank of Russia (Financials, Commercial Banks)	856,032	2,393,872

		6,039,462

South Korea: 5.66%
Hana Financial Group Incorporated (Financials, Commercial Banks)	179,220	5,185,120
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)	10,837	6,297,880
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	37,008	6,805,972

		18,288,972

Sweden: 1.74%
Volvo AB Class B (Industrials, Machinery)	422,568	5,638,937

Switzerland: 8.41%
ABB Limited (Industrials, Electrical Equipment)	324,017	7,018,840
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	43,714	3,855,060
Novartis AG (Health Care, Pharmaceuticals)	78,010	5,525,491
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,655	3,635,220
Zurich Financial Services AG (Financials, Insurance)	27,688	7,176,978

		27,211,589

United Kingdom: 17.15%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,238,429	8,594,628
Capita plc (Industrials, Professional Services)	492,264	7,235,788
Debenhams plc (Consumer Discretionary, Multiline Retail)	5,951,386	8,631,376
Man Group plc (Financials, Capital Markets)	5,258,089	6,642,116
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	74,786	5,290,100
Smiths Group plc (Industrials, Industrial Conglomerates)	267,560	5,323,046
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	241,302	6,935,019
Wolseley plc (Industrials, Trading Companies & Distributors)	147,450	6,803,273

		55,455,346

United States: 4.25%
Apple Incorporated (Information Technology, Computers & Peripherals)	9,285	3,677,603
KKR & Company LP (Financials, Capital Markets)	217,236	4,270,860
QUALCOMM Incorporated (Information Technology, Communications Equipment)	94,748	5,787,208

		13,735,671

Total Common Stocks (Cost $290,579,686)		309,951,534

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT International Equity Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 7.17%

Investment Companies: 7.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	8,493,561	$8,493,561
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.10	14,688,842	14,688,842

Total Short-Term Investments (Cost $23,182,403)			23,182,403

Total investments in securities (Cost $313,762,089) *	103.02%	333,133,937
Other assets and liabilities, net	(3.02)	(9,765,575)

Total net assets	100.00%	$323,368,362

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $315,120,148 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,582,025
Gross unrealized depreciation	(18,568,236)

Net unrealized appreciation	$18,013,789

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT International Equity Fund	Statement of assets and liabilities—June 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$309,951,534
In affiliated securities, at value (see cost below)	23,182,403

Total investments, at value (see cost below)	333,133,937
Cash	229,794
Foreign currency, at value (see cost below)	3,362,065
Receivable for investments sold	307,190
Receivable for Fund shares sold	394
Receivable for dividends	1,660,591
Receivable for securities lending income	20,415
Unrealized gains on forward foreign currency contracts	547,775
Prepaid expenses and other assets	809

Total assets	339,262,970

Liabilities
Payable for investments purchased	511,029
Payable for Fund shares redeemed	240,070
Unrealized losses on forward foreign currency contracts	137,654
Payable upon receipt of securities loaned	14,688,842
Advisory fee payable	133,091
Distribution fees payable	60,143
Due to other related parties	35,542
Accrued expenses and other liabilities	88,237

Total liabilities	15,894,608

Total net assets	$323,368,362

NET ASSETS CONSIST OF
Paid-in capital	$274,008,193
Undistributed net investment income	13,025,943
Accumulated net realized gains on investments	16,565,000
Net unrealized gains on investments	19,769,226

Total net assets	$323,368,362

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$38,393,692
Shares outstanding – Class 1	7,538,657
Net asset value per share – Class 1	$5.09
Net assets – Class 2	$284,974,670
Shares outstanding – Class 2	55,824,473
Net asset value per share – Class 2	$5.10

Investments in unaffiliated securities (including securities on loan), at cost	$290,579,686

Investments in affiliated securities, at cost	$23,182,403

Total investments, at cost	$313,762,089

Securities on loan, at value	$13,945,957

Foreign currency, at cost	$3,429,016

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2013 (unaudited)	Wells Fargo Advantage VT International Equity Fund	11

Investment income
Dividends*	$6,794,144
Securities lending income, net	336,566
Income from affiliated securities	6,162

Total investment income	7,136,872

Expenses
Advisory fee	1,257,889
Administration fees
Fund level	83,859
Class 1	16,676
Class 2	117,499
Distribution fees
Class 2	367,185
Custody and accounting fees	52,600
Professional fees	23,987
Shareholder report expenses	35,478
Trustees’ fees and expenses	6,068
Other fees and expenses	11,516

Total expenses	1,972,757
Less: Fee waivers and/or expense reimbursements	(448,314)

Net expenses	1,524,443

Net investment income	5,612,429

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,978,476
Forward foreign currency contract transactions	(8,971)

Net realized gains on investments	3,969,505

Net change in unrealized gains (losses) on:
Unaffiliated securities	732,188
Forward foreign currency contract transactions	410,121

Net change in unrealized gains (losses) on investments	1,142,309

Net realized and unrealized gains (losses) on investments	5,111,814

Net increase in net assets resulting from operations	$10,724,243

* Net of foreign dividend withholding taxes in the amount of	$579,572

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT International Equity Fund	Statement of changes in net assets

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$5,612,429		$7,648,179
Net realized gains on investments		3,969,505		17,673,037
Net change in unrealized gains (losses) on investments		1,142,309		13,596,141

Net increase in net assets resulting from operations		10,724,243		38,917,357

Distributions to shareholders from
Net investment income
Class 1		0		(710,713)
Class 2		0		(3,679,763)
Net realized gains
Class 1		0		(2,880,130)
Class 2		0		(18,350,536)

Total distributions to shareholders		0		(25,621,142)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	313,079	1,610,588	523,466	2,529,203
Class 2	426,876	2,190,508	12,377,052	61,174,208

		3,801,096		63,703,411

Reinvestment of distributions
Class 1	0	0	850,911	3,590,843
Class 2	0	0	5,195,825	22,030,299

		0		25,621,142

Payment for shares redeemed
Class 1	(1,500,304)	(7,717,521)	(2,295,613)	(10,998,255)
Class 2	(4,474,548)	(23,233,411)	(5,325,814)	(25,537,835)

		(30,950,932)		(36,536,090)

Net increase (decrease) in net assets resulting from capital share transactions		(27,149,836)		52,788,463

Total increase (decrease) in net assets		(16,425,593)		66,084,678

Net assets
Beginning of period		339,793,955		273,709,277

End of period		$323,368,362		$339,793,955

Undistributed net investment income		$13,025,943		$7,413,514

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT International Equity Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 1		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$4.94	$4.77	$5.75	$5.15	$4.64	$8.14
Net investment income	0.09 [2]	0.13 [2]	0.11 [2]	0.05 [2]	0.11 [2]	0.20 [2]
Net realized and unrealized gains (losses) on investments	0.06	0.45	(0.80)	0.78	0.55	(3.52)

Total from investment operations	0.15	0.58	(0.69)	0.83	0.66	(3.32)
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.04)	(0.05)	(0.15)	0.00
Net realized gains	0.00	(0.33)	(0.25)	(0.18)	0.00	(0.18)

Total distributions to shareholders	0.00	(0.41)	(0.29)	(0.23)	(0.15)	(0.18)
Net asset value, end of period	$5.09	$4.94	$4.77	$5.75	$5.15	$4.64
Total return[3]	3.04%	13.68%	(12.79)%	16.79%	15.95%	(41.49)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.98%	0.97%	0.85%	0.68%	0.67%
Net expenses	0.69%	0.69%	0.69%	0.66%	0.68%	0.67%
Net investment income	3.54%	2.68%	2.06%	1.04%	2.31%	3.02%
Supplemental data
Portfolio turnover rate	21%	140%	66%	60%	205%	127%
Net assets, end of period (000s omitted)	$38,394	$43,089	$46,017	$67,659	$69,407	$71,286

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 1 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT International Equity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$4.96	$4.78	$5.74	$5.15	$4.64	$8.15
Net investment income	0.08 [2]	0.11	0.09 [2]	0.06 [2]	0.04 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	0.06	0.47	(0.79)	0.75	0.62	(3.51)

Total from investment operations	0.14	0.58	(0.70)	0.81	0.66	(3.33)
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.01)	(0.04)	(0.15)	0.00
Net realized gains	0.00	(0.33)	(0.25)	(0.18)	0.00	(0.18)

Total distributions to shareholders	0.00	(0.40)	(0.26)	(0.22)	(0.15)	(0.18)
Net asset value, end of period	$5.10	$4.96	$4.78	$5.74	$5.15	$4.64
Total return[3]	2.82%	13.48%	(12.91)%	16.50%	15.47%	(41.60)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.23%	1.22%	0.97%	0.89%	0.92%
Net expenses	0.94%	0.94%	0.94%	0.89%	0.89%	0.92%
Net investment income	3.31%	2.41%	1.75%	1.22%	0.70%	2.74%
Supplemental data
Portfolio turnover rate	21%	140%	66%	60%	205%	127%
Net assets, end of period (000s omitted)	$284,975	$296,705	$227,692	$218,348	$891,137	$56,692

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA International Equity Fund. The per share information has been adjusted to give effect to this transaction.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	15

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

16	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $3,336,320 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$44,966,873	$264,984,661	$0	$309,951,534

Short-term investments
Investment companies	8,493,561	14,688,842	0	23,182,403
	$53,460,434	$279,673,503	$0	$333,133,937

18	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

As of June 30, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$410,121	$0	$410,121

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.69% for Class 1 shares and 0.94% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $66,559,507 and $83,107,402, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2013, the Fund entered into forward foreign currency contracts for economic hedging purposes.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT International Equity Fund	19

At June 30, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at June 30, 2013	In exchange for U.S. $	Unrealized gains (losses)
7-8-2013	Barclays	393,935,000	JPY	$3,972,008	$3,846,094	$(125,914)
7-8-2013	Barclays	537,260,000	JPY	5,417,140	5,405,400	(11,740)
7-8-2013	Barclays	1,342,338,000	JPY	13,534,663	14,082,438	547,775

The Fund had average contract amounts of $388,125 and $14,242,466 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended June 30, 2013.

The fair value, realized gains or losses, and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. As of June 30, 2013, the Fund has transactions subject to an enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Description	Gross amounts of assets in the Statement of Assets and Liabilities	Collateral	Net amount (not less than $0)
Unrealized gains on forward foreign currency contracts	$547,775	$0	$547,775

Description	Gross amounts of liabilities in the Statement of Assets and Liabilities	Collateral	Net amount (not less than $0)
Unrealized losses on forward foreign currency contracts	$137,654	$0	$137,654

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $354 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Advantage VT International Equity Fund	Notes to financial statements (unaudited)

9. SUBSEQUENT DISTRIBUTIONS

On July 11, 2013, the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

	Net investment income	Long-term capital gains
Class 1	$0.12965	$0.26896
Class 2	0.11566	0.26896

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT International Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage VT International Equity Fund	25

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for the three- and ten-year periods under review, and lower than the median performance of the Universe for the one- and five-year periods. The Board also noted that, while the performance of the Fund was lower than its benchmark, the MSCI ACWI Index ex-USA (Net), for the one-, five- and ten-year periods under review, the performance of the Fund was higher than its benchmark for the three-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the one- and five-year periods and relative to the benchmark for the one-, five- and ten-year periods. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. In addition, Funds Management reported to the Board that the Fund had a portfolio management change in 2012. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were below the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to maintain the current contractual net expense ratio caps for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were equal to or in range of the median rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

26	Wells Fargo Advantage VT International Equity Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage VT International Equity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217895 08-13 SVT3/SAR140 6-13

Wells Fargo Advantage

VT Intrinsic Value Fund

Semi-Annual Report

June 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Intrinsic Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Intrinsic Value Fund for the six-month period that ended June 30, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable market volatility.

Despite late-period volatility, U.S. stocks gained as the U.S. economy reported relatively solid news.

Reported U.S. gross domestic product (GDP) growth for the fourth quarter of 2012—which was released early in the reporting period—came in at a fairly modest 0.4% annualized rate. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Lending support to that analysis was the fact that GDP growth improved to a 1.7% annualized rate for the second quarter of 2013. In addition, the housing market continued to recover. According to data released in late June 2013, the Standard & Poor’s/Case-Shiller Home Price Index, a leading measure of U.S. home prices, showed average home prices increased 11.6% and 12.1% for the 10- and 20-City Composites, respectively, in the 12 months that ended April 30. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in January 2013 to 7.6% in June 2013.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The Fed later increased its monthly purchases to $85 billion in December. The FOMC continued its accommodative monetary policy into early 2013. However, June 2013 comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Chairman Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index1, health care and consumer discretionary stocks strongly outperformed for the full six-month period, but information technology stocks lagged. Dividend-paying stocks initially outperformed as investors continued to seek yield in a historically low-yielding environment. After Chairman Bernanke’s taper comments in June, however, dividend-paying stocks sold off as investors anticipated a rise in interest rates. Traditionally high-yielding sectors, such as utilities and telecommunication services, ended the six-month period with moderate gains that were less than the return of the S&P 500 Index.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated domestic unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio manager

Jeffrey Peck

Average annual total returns1 (%) as of June 30, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 2	5-6-1996	22.59	5.52	6.23	1.15	1.01
Russell 1000® Value Index[4]	–	25.32	6.67	7.79	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2013
CIGNA Corporation	3.64
Zions Bancorporation	3.61
Time Warner Incorporated	3.30
Charles Schwab Corporation	3.26
Nextera Energy Incorporated	3.09
PepsiCo Incorporated	2.97
TRW Automotive Holdings Corporation	2.75
The Boeing Company	2.73
Occidental Petroleum Corporation	2.72
Abbott Laboratories	2.71

Sector distribution[6] as of June 30, 2013

1.	Historical performance shown for Class 2 of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Wells Fargo Advantage VT Equity Income Fund.

2.	Reflects the expense ratios as stated in the most recent prospectus.

3.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class 2
Actual	$1,000.00	$1,136.02	$5.30	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 97.29%

Consumer Discretionary: 14.27%

Auto Components: 2.75%
TRW Automotive Holdings Corporation †	20,200	$1,342,088

Media: 5.99%
Time Warner Incorporated	27,900	1,613,178
Walt Disney Company	20,800	1,313,520

		2,926,698

Specialty Retail: 3.41%
Home Depot Incorporated	14,700	1,138,809
Tiffany & Company	7,200	524,448

		1,663,257

Textiles, Apparel & Luxury Goods: 2.12%
Kering Unsponsored ADR	50,000	1,034,500

Consumer Staples: 9.61%

Beverages: 4.85%
Diageo plc ADR	8,000	919,600
PepsiCo Incorporated	17,700	1,447,683

		2,367,283

Food Products: 4.76%
The Hershey Company	12,900	1,151,712
Unilever NV	29,800	1,171,438

		2,323,150

Energy: 6.67%

Energy Equipment & Services: 1.69%
Schlumberger Limited	11,500	824,090

Oil, Gas & Consumable Fuels: 4.98%
Hess Corporation	7,200	478,728
Occidental Petroleum Corporation	14,900	1,329,527
QEP Resources Incorporated	22,500	625,050

		2,433,305

Financials: 22.16%

Capital Markets: 11.47%
Charles Schwab Corporation	75,000	1,592,250
Franklin Resources Incorporated	7,200	979,344
Goldman Sachs Group Incorporated	5,400	816,750
Northern Trust Corporation	21,100	1,221,690
UBS AG	58,400	989,880

		5,599,914

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Banks: 7.99%
M&T Bank Corporation «	9,600	$1,072,800
SunTrust Banks Incorporated	33,600	1,060,752
Zions Bancorporation «	61,100	1,764,568

		3,898,120

Diversified Financial Services: 2.70%
JPMorgan Chase & Company	25,000	1,319,750

Health Care: 9.65%

Health Care Equipment & Supplies: 5.01%
Abbott Laboratories	38,000	1,325,440
Baxter International Incorporated	16,200	1,122,174

		2,447,614

Health Care Providers & Services: 3.64%
CIGNA Corporation	24,500	1,776,005

Pharmaceuticals: 1.00%
Abbvie Incorporated	11,800	487,812

Industrials: 11.60%

Aerospace & Defense: 6.40%
Honeywell International Incorporated	15,200	1,205,968
Huntington Ingalls Industries Incorporated	10,400	587,392
The Boeing Company	13,000	1,331,720

		3,125,080

Air Freight & Logistics: 2.27%
United Parcel Service Incorporated Class B	12,800	1,106,944

Electrical Equipment: 0.62%
Sensata Technologies Holdings NV †	8,650	301,885

Machinery: 2.31%
Deere & Company	10,600	861,250
SPX Corporation	3,720	267,766

		1,129,016

Information Technology: 16.53%

Communications Equipment: 2.38%
QUALCOMM Incorporated	19,000	1,160,520

Computers & Peripherals: 4.16%
Apple Incorporated	1,930	764,434
EMC Corporation †	53,600	1,266,032

		2,030,466

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	9

Security name		Shares	Value

Internet Software & Services: 1.53%
eBay Incorporated †		14,500	$749,940

IT Services: 2.31%
International Business Machines Corporation		5,900	1,127,549

Semiconductors & Semiconductor Equipment: 1.64%
Texas Instruments Incorporated		23,000	802,010

Software: 4.51%
Intuit Incorporated		18,800	1,147,364
Oracle Corporation		34,300	1,053,696

			2,201,060

Materials: 1.83%

Chemicals: 1.83%
Air Products & Chemicals Incorporated		9,770	894,639

Utilities: 4.97%

Electric Utilities: 4.97%
Nextera Energy Incorporated		18,500	1,507,380
Northeast Utilities		21,800	916,036

			2,423,416

Total Common Stocks (Cost $35,631,917)			47,496,111

	Yield

Short-Term Investments: 5.26%

Investment Companies: 5.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	1,442,699	1,442,699
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.10	1,126,250	1,126,250

Total Short-Term Investments (Cost $2,568,949)			2,568,949

Total investments in securities
(Cost $38,200,866) *	102.55%	50,065,060
Other assets and liabilities, net	(2.55)	(1,242,760)

Total net assets	100.00%	$48,822,300

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $38,260,623 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,070,843
Gross unrealized depreciation	(266,406)

Net unrealized appreciation	$11,804,437

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of assets and liabilities—June 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$47,496,111
In affiliated securities, at value (see cost below)	2,568,949

Total investments, at value (see cost below)	50,065,060
Receivable for Fund shares sold	612
Receivable for dividends	78,085
Receivable for securities lending income	720
Prepaid expenses and other assets	208

Total assets	50,144,685

Liabilities
Payable for investments purchased	80,924
Payable for Fund shares redeemed	33,371
Payable upon receipt of securities loaned	1,126,250
Advisory fee payable	17,444
Distribution fees payable	10,205
Due to other related parties	5,307
Accrued expenses and other liabilities	48,884

Total liabilities	1,322,385

Total net assets	$48,822,300

NET ASSETS CONSIST OF
Paid-in capital	$40,277,727
Undistributed net investment income	720,787
Accumulated net realized losses on investments	(4,040,408)
Net unrealized gains on investments	11,864,194

Total net assets	$48,822,300

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$48,822,300
Shares outstanding – Class 2	2,936,202
Net asset value per share – Class 2	$16.63

Investments in unaffiliated securities (including securities on loan), at cost	$35,631,917

Investments in affiliated securities, at cost	$2,568,949

Total investments, at cost	$38,200,866

Securities on loan, at value	$1,103,637

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2013 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	11

Investment income
Dividends*	$448,811
Securities lending income, net	5,002
Income from affiliated securities	1,025

Total investment income	454,838

Expenses
Advisory fee	134,503
Administration fees
Fund level	12,228
Class 2	19,564
Distribution fees
Class 2	61,138
Custody and accounting fees	4,546
Professional fees	20,612
Shareholder report expenses	13,581
Trustees’ fees and expenses	6,167
Other fees and expenses	1,965

Total expenses	274,304
Less: Fee waivers and/or expense reimbursements	(29,752)

Net expenses	244,552

Net investment income	210,286

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,621,270
Net change in unrealized gains (losses) on investments	3,405,553

Net realized and unrealized gains (losses) on investments	6,026,823

Net increase in net assets resulting from operations	$6,237,109

* Net of foreign dividend withholding taxes in the amount of	$7,627

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Intrinsic Value Fund	Statement of changes in net assets

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$210,286		$509,082
Net realized gains on investments		2,621,270		4,170,986
Net change in unrealized gains (losses) on investments		3,405,553		3,804,036

Net increase in net assets resulting from operations		6,237,109		8,484,104

Distributions to shareholders from
Net investment income – Class 2		0		(637,443)

	Shares		Shares
Capital share transactions

Proceeds from shares sold – Class 2	158,790	2,549,766	137,805	1,899,069
Reinvestment of distributions – Class 2	0	0	48,255	637,443
Payment for shares redeemed – Class 2	(404,285)	(6,527,619)	(730,691)	(10,104,674)

Net decrease in net assets resulting from capital share transactions		(3,977,853)		(7,568,162)

Total increase in net assets		2,259,256		278,499

Net assets
Beginning of period		46,563,044		46,284,545

End of period		$48,822,300		$46,563,044

Undistributed net investment income		$720,787		$510,501

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Intrinsic Value Fund	13

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1,2]	2009[2]	2008[2]
Net asset value, beginning of period	$14.63	$12.42	$12.76	$11.31	$9.88	$18.74
Net investment income	0.09	0.18	0.18	0.16	0.19	0.30
Net realized and unrealized gains (losses) on investments	1.91	2.22	(0.45)	1.39	1.44	(6.46)

Total from investment operations	2.00	2.40	(0.27)	1.55	1.63	(6.16)
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.07)	(0.10)	(0.20)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.42)

Total distributions to shareholders	0.00	(0.19)	(0.07)	(0.10)	(0.20)	(2.70)
Net asset value, end of period	$16.63	$14.63	$12.42	$12.76	$11.31	$9.88
Total return[3]	13.60%	19.47%	(2.15)%	13.83%	16.86%	(36.47)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.14%	1.17%	1.10%	1.18%	1.15%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.86%	1.07%	1.17%	1.29%	1.94%	1.95%
Supplemental data
Portfolio turnover rate	14%	22%	26%	72%	16%	9%
Net assets, end of period (000s omitted)	$48,822	$46,563	$46,285	$58,832	$54,441	$43,452

1.	After the close of business on July 16, 2010, existing shares of Wells Fargo Advantage VT Equity Income Fund were renamed Class 2 shares.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Wells Fargo Advantage VT Equity Income Fund and Wells Fargo Advantage VT C&B Large Cap Value Fund. Wells Fargo Advantage VT Equity Income Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Wells Fargo Advantage VT Equity Income Fund.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	15

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $6,595,880 with $2,611,727 expiring in 2016 and $3,984,153 expiring in 2017.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

16	Wells Fargo Advantage VT Intrinsic Value Fund	Notes to financial statements (unaudited)

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$47,496,111	$0	$0	$47,496,111

Short-term investments
Investment companies	1,442,699	1,126,250	0	2,568,949
	$48,938,810	$1,126,250	$0	$50,065,060

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of Class 2 shares.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $6,631,357 and $9,790,261, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	17

rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $41 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTION

On July 11, 2013, the Fund declared distributions from net investment income to Class 2 shareholders of record on July 10, 2013. The per share amount of $0.17564 is payable on July 12, 2013. The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. This distribution is not reflected in the accompanying financial statements.

18	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	19

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

20	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	21

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (a “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

22	Wells Fargo Advantage VT Intrinsic Value Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for the one- and three-year periods under review, but lower than the median performance of the Universe for the five- and ten-year periods under review. The Board also noted that, while the performance of the Fund was lower than its benchmark, the Russell 1000® Value Index, for the three- and five-year periods under review, the performance of the Fund was higher than its benchmark for the one-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the five- and ten-year periods and relative to the benchmark for the three-, five- and ten-year periods. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the recent positive performance of the Fund and the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees, and fee waiver and expense reimbursement arrangements. The Board also considered this ratio in comparison to the median ratio of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was equal of the median net operating expense ratio of the expense Group.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be

Other information (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund	23

necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

24	Wells Fargo Advantage VT Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217896 08-13 SVT4/SAR139 6-13

Wells Fargo Advantage

VT Omega Growth Fund

Semi-Annual Report

June 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Omega Growth Fund for the six-month period that ended June 30, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable market volatility.

Despite late-period volatility, U.S. stocks gained as the U.S. economy reported relatively solid news.

Reported U.S. gross domestic product (GDP) growth for the fourth quarter of 2012—which was released early in the reporting period—came in at a fairly modest 0.4% annualized rate. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Lending support to that analysis was the fact that GDP growth improved to a 1.7% annualized rate for the second quarter of 2013. In addition, the housing market continued to recover. According to data released in late June 2013, the Standard & Poor’s/Case-Shiller Home Price Index, a leading measure of U.S. home prices, showed average home prices increased 11.6% and 12.1% for the 10- and 20-City Composites, respectively, in the 12 months that ended April 30. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in January 2013 to 7.6% in June 2013.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The Fed later increased its monthly purchases to $85 billion in December. The FOMC continued its accommodative monetary policy into early 2013. However, June 2013 comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Chairman Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index1, health care and consumer discretionary stocks strongly outperformed for the full six-month period, but information technology stocks lagged. Dividend-paying stocks initially outperformed as investors continued to seek yield in a historically low-yielding environment. After Chairman Bernanke’s taper comments in June, however, dividend-paying stocks sold off as investors anticipated a rise in interest rates. Traditionally high-yielding sectors, such as utilities and telecommunication services, ended the six-month period with moderate gains that were less than the return of the S&P 500 Index.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated domestic unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Average annual total returns1 (%) as of June 30, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	3-6-1997	20.07	12.09	9.86	0.80	0.75
Class 2	7-31-2002	19.75	11.80	9.58	1.05	1.00
Russell 3000® Growth Index[4]	–	17.56	7.58	7.57	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2013
Google Incorporated Class A	4.02
Apple Incorporated	3.26
Amazon.com Incorporated	2.95
Visa Incorporated Class A	2.74
Home Depot Incorporated	2.48
Gilead Sciences Incorporated	2.38
Vantiv Incorporated Class A	2.36
Alliance Data Systems Corporation	2.23
Constellation Brands Incorporated Class A	2.18
eBay Incorporated	2.04

Sector distribution[6] as of June 30, 2013

1.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen VA Omega Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class 1
Actual	$1,000.00	$1,124.02	$3.95	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,122.56	$5.26	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	7

Security name	Shares	Value

Consumer Discretionary: 25.26%

Distributors: 0.31%
LKQ Corporation †	13,624	$350,818

Hotels, Restaurants & Leisure: 4.25%
Panera Bread Company Class A †	8,200	1,524,708
Starbucks Corporation	33,617	2,201,577
Starwood Hotels & Resorts Worldwide Incorporated	16,100	1,017,359

		4,743,644

Internet & Catalog Retail: 4.51%
Amazon.com Incorporated †	11,870	3,296,180
Priceline.com Incorporated †	2,100	1,736,973

		5,033,153

Media: 7.66%
CBS Corporation Class B	23,550	1,150,889
Discovery Communications Incorporated †	29,049	2,023,553
Liberty Global plc Class A †	10,044	744,060
Liberty Global plc Class C †	19,599	1,330,576
Sirius XM Radio Incorporated	441,300	1,478,355
Viacom Incorporated Class B	26,900	1,830,545

		8,557,978

Multiline Retail: 1.40%
Dollar General Corporation †	30,995	1,563,078

Specialty Retail: 6.00%
GNC Holdings Incorporated Class A	28,800	1,273,248
Home Depot Incorporated	35,800	2,773,426
Restoration Hardware Holdings Incorporated †	11,024	826,800
TJX Companies Incorporated	36,370	1,820,682

		6,694,156

Textiles, Apparel & Luxury Goods: 1.13%
Under Armour Incorporated Class A †	21,100	1,259,881

Consumer Staples: 5.33%

Beverages: 2.18%
Constellation Brands Incorporated Class A †	46,600	2,428,792

Food & Staples Retailing: 1.46%
CVS Caremark Corporation	28,500	1,629,630

Food Products: 1.69%
Boulder Brands Incorporated «†	55,300	666,365
Green Mountain Coffee Roasters Incorporated «†	16,260	1,220,476

		1,886,841

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Energy: 2.03%

Oil, Gas & Consumable Fuels: 2.03%
Gulfport Energy Corporation †	12,000	$564,840
Pioneer Natural Resources Company	11,742	1,699,655

		2,264,495

Financials: 4.79%

Capital Markets: 1.43%
Affiliated Managers Group Incorporated †	9,759	1,599,890

Diversified Financial Services: 1.71%
IntercontinentalExchange Incorporated †	10,700	1,902,032

Real Estate Management & Development: 1.65%
CBRE Group Incorporated †	78,790	1,840,534

Health Care: 11.20%

Biotechnology: 6.60%
Alexion Pharmaceuticals Incorporated †	8,192	755,630
Amgen Incorporated	14,508	1,431,359
Biogen IDEC Incorporated †	6,100	1,312,720
Cubist Pharmaceuticals Incorporated «†	25,100	1,212,330
Gilead Sciences Incorporated †	51,860	2,655,751

		7,367,790

Health Care Providers & Services: 2.25%
Cardinal Health Incorporated	29,080	1,372,576
Team Health Holdings Incorporated †	27,715	1,138,255

		2,510,831

Pharmaceuticals: 2.35%
Allergan Incorporated	12,185	1,026,464
Sanofi ADR «	31,000	1,596,810

		2,623,274

Industrials: 15.75%

Aerospace & Defense: 1.88%
Precision Castparts Corporation	9,290	2,099,633

Airlines: 1.63%
Copa Holdings SA Class A	13,920	1,825,190

Building Products: 2.53%
Fortune Brands Home & Security Incorporated †	43,600	1,689,064
Owens Corning Incorporated †	29,035	1,134,688

		2,823,752

Construction & Engineering: 1.47%
Quanta Services Incorporated †	61,900	1,637,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	9

Security name	Shares	Value

Machinery: 1.17%
Eaton Corporation plc	19,920	$1,310,935

Professional Services: 2.54%
The Advisory Board Company †	21,600	1,180,440
Verisk Analytics Incorporated Class A †	27,685	1,652,795

		2,833,235

Road & Rail: 3.38%
Hertz Global Holdings Incorporated †	71,760	1,779,648
Kansas City Southern	18,775	1,989,399

		3,769,047

Trading Companies & Distributors: 1.15%
W.W. Grainger Incorporated	5,100	1,286,118

Information Technology: 28.63%

Computers & Peripherals: 4.30%
Apple Incorporated	9,200	3,643,936
Stratasys Limited «†	13,773	1,153,351

		4,797,287

Electronic Equipment, Instruments & Components: 1.30%
IPG Photonics Corporation «	23,834	1,447,439

Internet Software & Services: 9.54%
eBay Incorporated †	43,950	2,273,094
Facebook Incorporated Class A †	42,335	1,052,448
Google Incorporated Class A †	5,100	4,489,887
LinkedIn Corporation Class A †	8,500	1,515,550
Mercadolibre Incorporated «	12,200	1,314,672

		10,645,651

IT Services: 7.33%
Alliance Data Systems Corporation «†	13,745	2,488,257
Vantiv Incorporated Class A †	95,438	2,634,089
Visa Incorporated Class A	16,760	3,062,890

		8,185,236

Semiconductors & Semiconductor Equipment: 0.94%
ARM Holdings plc	28,890	1,045,240

Software: 5.22%
CommVault Systems Incorporated †	28,005	2,125,299
Salesforce.com Incorporated †	41,000	1,565,380
ServiceNow Incorporated †	27,000	1,090,530
Splunk Incorporated †	22,710	1,052,836

		5,834,045

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name		Shares	Value

Materials: 2.43%

Chemicals: 2.43%
Monsanto Company		18,115	$1,789,762
W.R. Grace & Company †		10,933	918,809

			2,708,571

Telecommunication Services: 3.49%

Wireless Telecommunication Services: 3.49%
Crown Castle International Corporation †		25,545	1,849,203
SBA Communications Corporation Class A †		27,660	2,050,160

			3,899,363

Total Common Stocks (Cost $86,533,032)			110,405,433

	Yield

Short-Term Investments: 7.97%

Investment Companies: 7.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	800,453	800,453
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.10	8,099,175	8,099,175

Total Short-Term Investments (Cost $8,899,628)			8,899,628

Total investments in securities
(Cost $95,432,660) *	106.88%	119,305,061
Other assets and liabilities, net	(6.88)	(7,678,422)

Total net assets	100.00%	$111,626,639

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $95,547,168 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,104,406
Gross unrealized depreciation	(1,346,513)

Net unrealized appreciation	$23,757,893

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$110,405,433
In affiliated securities, at value (see cost below)	8,899,628

Total investments, at value (see cost below)	119,305,061
Receivable for investments sold	3,702,490
Receivable for Fund shares sold	217
Receivable for dividends	24,441
Receivable for securities lending income	2,303
Prepaid expenses and other assets	740

Total assets	123,035,252

Liabilities
Payable for investments purchased	3,026,472
Payable for Fund shares redeemed	136,472
Payable upon receipt of securities loaned	8,099,175
Advisory fee payable	47,822
Distribution fees payable	12,928
Due to other related parties	12,091
Accrued expenses and other liabilities	73,653

Total liabilities	11,408,613

Total net assets	$111,626,639

NET ASSETS CONSIST OF
Paid-in capital	$73,967,860
Undistributed net investment loss	257,103
Accumulated net realized gains on investments	13,529,275
Net unrealized gains on investments	23,872,401

Total net assets	$111,626,639

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$49,502,639
Shares outstanding – Class 1	1,723,227
Net asset value per share – Class 1	$28.73
Net assets – Class 2	$62,124,000
Shares outstanding – Class 2	2,201,964
Net asset value per share – Class 2	$28.21

Investments in unaffiliated securities (including securities on loan), at cost	$86,533,032

Investments in affiliated securities, at cost	$8,899,628

Total investments, at cost	$95,432,660

Securities on loan, at value	$7,915,577

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Omega Growth Fund	Statement of operations—six months ended June 30, 2013 (unaudited)

Investment income
Dividends*	$405,939
Securities lending income, net	65,744
Income from affiliated securities	546

Total investment income	472,229

Expenses
Advisory fee	308,659
Administration fees
Fund level	28,060
Class 1	19,657
Class 2	25,239
Distribution fees
Class 2	78,871
Custody and accounting fees	8,343
Professional fees	23,017
Shareholder report expenses	21,361
Trustees’ fees and expenses	6,856
Other fees and expenses	2,194

Total expenses	522,257
Less: Fee waivers and/or expense reimbursements	(22,486)

Net expenses	499,771

Net investment loss	(27,542)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	12,100,455
Net change in unrealized gains (losses) on investments	1,099,946

Net realized and unrealized gains (losses) on investments	13,200,401

Net increase in net assets resulting from operations	$13,172,859

* Net of foreign dividend withholding taxes in the amount of	$8,066

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Omega Growth Fund	13

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income (loss)		$(27,542)		$279,052
Net realized gains on investments		12,100,455		11,580,769
Net change in unrealized gains (losses) on investments		1,099,946		10,238,012

Net increase in net assets resulting from operations		13,172,859		22,097,833

Distributions to shareholders from
Net realized gains
Class 1		0		(3,345,101)
Class 2		0		(4,403,530)

Total distributions to shareholders		0		(7,748,631)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	123,056	3,438,678	365,607	9,240,721
Class 2	41,445	1,116,015	230,521	5,691,316

		4,554,693		14,932,037

Reinvestment of distributions
Class 1	0	0	143,752	3,345,101
Class 2	0	0	192,210	4,403,530

		0		7,748,631

Payment for shares redeemed
Class 1	(271,592)	(7,530,532)	(626,300)	(15,863,600)
Class 2	(330,120)	(9,011,467)	(902,122)	(22,774,558)

		(16,541,999)		(38,638,158)

Net decrease in net assets resulting from capital share transactions		(11,987,306)		(15,957,490)

Total increase (decrease) in net assets		1,185,553		(1,608,288)

Net assets
Beginning of period		110,441,086		112,049,374

End of period		$111,626,639		$110,441,086

Undistributed net investment income		$257,103		$284,645

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 1		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$25.56	$22.78	$24.26	$20.42	$14.43	$19.82
Net investment income (loss)	0.01 [2]	0.11	(0.06)	0.03	0.13	0.23
Net realized and unrealized gains (losses) on investments	3.16	4.43	(1.21)	3.98	6.09	(5.62)

Total from investment operations	3.17	4.54	(1.27)	4.01	6.22	(5.39)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.17)	(0.23)	0.00
Net realized gains	0.00	(1.76)	(0.21)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.76)	(0.21)	(0.17)	(0.23)	0.00
Net asset value, end of period	$28.73	$25.56	$22.78	$24.26	$20.42	$14.43
Total return[3]	12.40%	20.76%	(5.36)%	19.79%	43.97%	(27.19)%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.80%	0.75%	0.76%	0.72%
Net expenses	0.75%	0.75%	0.75%	0.74%	0.76%	0.72%
Net investment income (loss)	0.09%	0.40%	(0.27)%	0.01%	0.86%	1.11%
Supplemental data
Portfolio turnover rate	50%	93%	110%	160%	28%	46%
Net assets, end of period (000s omitted)	$49,503	$47,842	$45,293	$54,246	$59,807	$35,952

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 1 of Evergreen VA Omega Fund.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$25.13	$22.48	$24.00	$20.19	$14.25	$19.63
Net investment income (loss)	(0.03)	0.02	(0.14)	(0.07)[2]	0.11	0.15
Net realized and unrealized gains (losses) on investments	3.11	4.39	(1.17)	3.99	6.00	(5.53)

Total from investment operations	3.08	4.41	(1.31)	3.92	6.11	(5.38)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.11)	(0.17)	0.00
Net realized gains	0.00	(1.76)	(0.21)	0.00	0.00	0.00

Total distributions to shareholders	0.00	(1.76)	(0.21)	(0.11)	(0.17)	0.00
Net asset value, end of period	$28.21	$25.13	$22.48	$24.00	$20.19	$14.25
Total return[3]	12.26%	20.39%	(5.54)%	19.48%	43.58%	(27.41)%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	1.05%	1.01%	1.00%	0.97%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	0.97%
Net investment income (loss)	(0.16)%	0.12%	(0.52)%	(0.34)%	0.63%	0.86%
Supplemental data
Portfolio turnover rate	50%	93%	110%	160%	28%	46%
Net assets, end of period (000s omitted)	$62,124	$62,599	$66,756	$83,224	$33,196	$22,910

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund. Evergreen VA Omega Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class 2 of Evergreen VA Omega Fund.

2.	Calculated based upon average shares outstanding.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	17

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2012, capital loss carryforwards which are available to offset future net realized capital gains were as follows:

Pre-enactment capital loss expiration*
2013	2015	2016	2017
$745,554	$4,132,177	$2,303,740	$771,379

*	Losses incurred in taxable years beginning before December 22, 2010.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

18	Wells Fargo Advantage VT Omega Growth Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$110,405,433	$0	$0	$110,405,433

Short-term investments
Investment companies	800,453	8,099,175	0	8,899,628
	$111,205,886	$8,099,175	$0	$119,305,061

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase. Prior to May 1, 2013, Wells Cap was entitled to receive a fee at an annual rate which started at 0.45% and declined to 0.20% as the average daily net assets of the Fund increased.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $56,042,999 and $69,292,882, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	19

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $96 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On July 11, 2013 the Fund declared distributions from net investment income and long-term capital gains to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

	Net investment income	Long-term capital gains
Class 1	$0.11932	$2.46100
Class 2	0.03997	2.46100

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

20	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Omega Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted

24	Wells Fargo Advantage VT Omega Growth Fund	Other information (unaudited)

that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 3000™ Growth Index, for all periods under review.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees, and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratio of the expense Groups. The Board and Funds Management agreed to extend the current contractual operating expense ratio caps for the Fund until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser. The Board considered that the Sub-Adviser agreed to a new sub-advisory fee schedule for the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Omega Growth Fund	25

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

26	Wells Fargo Advantage VT Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217897 08-13 SVT5/SAR142 6-13

Wells Fargo Advantage VT Opportunity FundSM

Semi-Annual Report

June 30, 2013

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The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Opportunity Fund for the six-month period that ended June 30, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable market volatility.

Despite late-period volatility, U.S. stocks gained as the U.S. economy reported relatively solid news.

Reported U.S. gross domestic product (GDP) growth for the fourth quarter of 2012—which was released early in the reporting period—came in at a fairly modest 0.4% annualized rate. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Lending support to that analysis was the fact that GDP growth improved to a 1.7% annualized rate for the second quarter of 2013. In addition, the housing market continued to recover. According to data released in late June 2013, the Standard & Poor’s/Case-Shiller Home Price Index, a leading measure of U.S. home prices, showed average home prices increased 11.6% and 12.1% for the 10- and 20-City Composites, respectively, in the 12 months that ended April 30. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in January 2013 to 7.6% in June 2013.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The Fed later increased its monthly purchases to $85 billion in December. The FOMC continued its accommodative monetary policy into early 2013. However, June 2013 comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Chairman Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Opportunity Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index1, health care and consumer discretionary stocks strongly outperformed for the full six-month period, but information technology stocks lagged. Dividend-paying stocks initially outperformed as investors continued to seek yield in a historically low-yielding environment. After Chairman Bernanke’s taper comments in June, however, dividend-paying stocks sold off as investors anticipated a rise in interest rates. Traditionally high-yielding sectors, such as utilities and telecommunication services, ended the six-month period with moderate gains that were less than the return of the S&P 500 Index.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated domestic unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Thomas D. Wooden, CFA

Average annual total returns1 (%) as of June 30, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	8-26-2011	23.01	7.44	9.30	0.86	0.76
Class 2	5-8-1992	22.71	7.34	9.25	1.11	1.01
Russell Midcap® Index[4,6]	–	25.41	8.28	10.65	–	–
Russell 3000® Index[5,6]	–	21.46	7.25	7.81	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Opportunity Fund	5

Ten largest equity holdings[7] (%) as of June 30, 2013
ACE Limited	2.07
Praxair Incorporated	1.90
Agilent Technologies Incorporated	1.69
NetApp Incorporated	1.59
ON Semiconductor Corporation	1.58
Republic Services Incorporated	1.57
PNC Financial Services Group Incorporated	1.56
Kohl’s Corporation	1.53
Red Hat Incorporated	1.45
Denbury Resources Incorporated	1.44

Sector distribution[8] as of June 30, 2013

1.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class 1 and 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25 of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an index.
5.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

6.	Effective January 1, 2013, the Fund changed its benchmark from the Russell Midcap Index to the Russell 3000 Index to better align with its new strategy to invest in equity securities of companies of all market capitalizations.
7.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expense

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class 1
Actual	$1,000.00	$1,126.37	$3.95	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class 2
Actual	$1,000.00	$1,125.19	$5.27	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01	1.00%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 95.35%

Consumer Discretionary: 20.47%

Auto Components: 1.15%
Johnson Controls Incorporated	76,376	$2,733,497

Diversified Consumer Services: 1.13%
K12 Incorporated †	102,300	2,687,421

Hotels, Restaurants & Leisure: 1.24%
Carnival Corporation	85,682	2,938,036

Household Durables: 2.35%
Harman International Industries Incorporated «	56,944	3,086,365
Whirlpool Corporation	21,848	2,498,537

		5,584,902

Media: 5.14%
Cablevision Systems Corporation New York Group Class A	128,231	2,156,845
Comcast Corporation Class A	53,274	2,113,380
Discovery Communications Incorporated †	36,526	2,544,401
Liberty Global plc Class A †	34,338	2,543,759
Omnicom Group Incorporated	45,329	2,849,834

		12,208,219

Multiline Retail: 5.23%
Dollar General Corporation †	41,276	2,081,549
Kohl’s Corporation	71,975	3,635,457
Macy’s Incorporated	70,261	3,372,528
Nordstrom Incorporated	55,997	3,356,460

		12,445,994

Specialty Retail: 3.62%
CarMax Incorporated †	63,416	2,927,283
Dick’s Sporting Goods Incorporated	62,017	3,104,571
Express Incorporated †	123,062	2,580,610

		8,612,464

Textiles, Apparel & Luxury Goods: 0.61%
Coach Incorporated	25,223	1,439,981

Consumer Staples: 4.67%

Food & Staples Retailing: 1.30%
Kroger Company	89,698	3,098,169

Food Products: 2.40%
General Mills Incorporated	59,108	2,868,511
Mead Johnson Nutrition Company	35,942	2,847,685

		5,716,196

Household Products: 0.97%
Church & Dwight Company Incorporated	37,258	2,299,191

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Energy: 9.43%

Energy Equipment & Services: 5.16%
McDermott International Incorporated †	349,532	$2,859,172
National Oilwell Varco Incorporated	47,765	3,291,009
Superior Energy Services Incorporated †	111,382	2,889,249
Weatherford International Limited †	236,055	3,233,954

		12,273,384

Oil, Gas & Consumable Fuels: 4.27%
Denbury Resources Incorporated †	197,910	3,427,801
Newfield Exploration Company †	128,195	3,062,579
Peabody Energy Corporation	71,755	1,050,493
Range Resources Corporation	33,596	2,597,643

		10,138,516

Financials: 14.05%

Capital Markets: 2.49%
Invesco Limited	93,169	2,962,774
TD Ameritrade Holding Corporation	121,992	2,963,186

		5,925,960

Commercial Banks: 3.74%
Branch Banking & Trust Corporation	55,889	1,893,519
Fifth Third Bancorp	182,855	3,300,533
PNC Financial Services Group Incorporated	50,837	3,707,034

		8,901,086

Diversified Financial Services: 1.21%
IntercontinentalExchange Incorporated †	16,107	2,863,180

Insurance: 4.37%
ACE Limited	55,095	4,929,901
American International Group Incorporated †	68,819	3,076,209
RenaissanceRe Holdings Limited	27,538	2,390,023

		10,396,133

REITs: 2.24%
American Tower Corporation	34,573	2,529,706
BioMed Realty Trust Incorporated	138,147	2,794,714

		5,324,420

Health Care: 10.87%

Health Care Equipment & Supplies: 3.70%
C.R. Bard Incorporated	27,224	2,958,704
Covidien plc	46,574	2,926,710
Zimmer Holdings Incorporated	38,762	2,904,824

		8,790,238

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	9

Security name	Shares	Value

Health Care Providers & Services: 0.63%
Patterson Companies Incorporated	40,218	$1,512,197

Life Sciences Tools & Services: 5.28%
Agilent Technologies Incorporated	93,718	4,007,382
Covance Incorporated †	37,538	2,858,143
Thermo Fisher Scientific Incorporated	34,887	2,952,487
Waters Corporation †	27,297	2,731,065

		12,549,077

Pharmaceuticals: 1.26%
Shire plc ADR	31,510	2,996,916

Industrials: 11.15%

Aerospace & Defense: 1.36%
B/E Aerospace Incorporated †	51,099	3,223,325

Airlines: 1.40%
Delta Air Lines Incorporated †	99,173	1,855,527
United Continental Holdings Incorporated †	47,249	1,478,421

		3,333,948

Commercial Services & Supplies: 1.57%
Republic Services Incorporated	109,922	3,730,753

Electrical Equipment: 2.18%
AMETEK Incorporated	43,065	1,821,650
Babcock & Wilcox Company	111,947	3,361,768

		5,183,418

Machinery: 1.72%
Joy Global Incorporated	56,152	2,725,057
SPX Corporation	19,071	1,372,731

		4,097,788

Road & Rail: 2.92%
Canadian Pacific Railway Limited «	9,965	1,209,552
Hertz Global Holdings Incorporated †	113,156	2,806,269
J.B. Hunt Transport Services Incorporated	40,449	2,922,036

		6,937,857

Information Technology: 17.92%

Communications Equipment: 1.34%
Riverbed Technology Incorporated †	205,057	3,190,687

Computers & Peripherals: 1.59%
NetApp Incorporated †	100,102	3,781,854

Electronic Equipment, Instruments & Components: 1.36%
Amphenol Corporation Class A	41,316	3,220,169

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name		Shares	Value

IT Services: 3.80%
Alliance Data Systems Corporation †«		15,264	$2,763,242
Global Payments Incorporated		70,481	3,264,680
Teradata Corporation †		59,569	2,992,151

			9,020,073

Semiconductors & Semiconductor Equipment: 4.73%
Altera Corporation		76,814	2,534,094
ARM Holdings plc		143,638	1,737,600
Avago Technologies Limited		86,382	3,228,959
ON Semiconductor Corporation †		464,267	3,751,277

			11,251,930

Software: 5.10%
Autodesk Incorporated †		63,942	2,170,191
Check Point Software Technologies Limited †«		67,068	3,331,938
Citrix Systems Incorporated †		52,659	3,176,917
Red Hat Incorporated †		72,151	3,450,261

			12,129,307

Materials: 6.79%

Chemicals: 3.12%
Potash Corporation of Saskatchewan		76,290	2,908,938
Praxair Incorporated		39,132	4,506,441

			7,415,379

Containers & Packaging: 3.67%
Bemis Company Incorporated «		73,713	2,885,127
Crown Holdings Incorporated †		70,638	2,905,341
Owens-Illinois Incorporated †		105,317	2,926,756

			8,717,224

Total Common Stocks (Cost $186,731,005)			226,668,889

Investment Companies: 0.97%
SPDR Gold Shares ETF †«			2,316,276

Total Investment Companies (Cost $3,082,672)			2,316,276

	Yield

Short-Term Investments: 8.41%

Investment Companies: 8.41%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	7,492,048	7,492,048
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.10	12,494,125	12,494,125

Total Short-Term Investments (Cost $19,986,173)			19,986,173

Total investments in securities (Cost $209,799,850) *	104.73%	248,971,338
Other assets and liabilities, net	(4.73)	(11,244,352)

Total net assets	100.00%	$237,726,986

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $211,964,575 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,315,844
Gross unrealized depreciation	(8,309,081)

Net unrealized appreciation	$37,006,763

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Opportunity Fund	Statement of assets and liabilities—June 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$228,985,165
In affiliated securities, at value (see cost below)	19,986,173

Total investments, at value (see cost below)	248,971,338
Receivable for investments sold	1,566,146
Receivable for Fund shares sold	27,794
Receivable for dividends	209,141
Receivable for securities lending income	2,525
Prepaid expenses and other assets	447

Total assets	250,777,391

Liabilities
Payable for investments purchased	221,177
Payable for Fund shares redeemed	92,936
Payable upon receipt of securities loaned	12,494,125
Advisory fee payable	111,159
Distribution fees payable	40,697
Due to other related parties	25,725
Accrued expenses and other liabilities	64,586

Total liabilities	13,050,405

Total net assets	$237,726,986

NET ASSETS CONSIST OF
Paid-in capital	$218,676,660
Undistributed net investment income	671,262
Accumulated net realized losses on investments	(20,792,411)
Net unrealized gains on investments	39,171,475

Total net assets	$237,726,986

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$42,181,498
Shares outstanding – Class 1	1,870,724
Net asset value per share – Class 1	$22.55
Net assets – Class 2	$195,545,488
Shares outstanding – Class 2	8,668,305
Net asset value per share – Class 2	$22.56

Investments in unaffiliated securities (including securities on loan), at cost	$189,813,677

Investments in affiliated securities, at cost	$19,986,173

Total investments, at cost	$209,799,850

Securities on loan, at value	$12,228,214

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund	13

Investment income
Dividends*	$1,248,518
Securities lending income, net	24,367
Income from affiliated securities	7,381

Total investment income	1,280,266

Expenses
Advisory fee	771,502
Administration fees
Fund level	59,346
Class 1	16,850
Class 2	78,104
Distribution fees
Class 2	244,075
Custody and accounting fees	10,935
Professional fees	20,386
Shareholder report expenses	30,109
Trustees’ fees and expenses	7,201
Other fees and expenses	3,151

Total expenses	1,241,659
Less: Fee waivers and/or expense reimbursements	(107,390)

Net expenses	1,134,269

Net investment income	145,997

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,948,222
Net change in unrealized gains (losses) on investments	16,063,407

Net realized and unrealized gains (losses) on investments	28,011,629

Net increase in net assets resulting from operations	$28,157,626

* Net of foreign dividend withholding taxes in the amount of	$3,704

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Opportunity Fund	Statement of changes in net assets

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$145,997		$612,874
Net realized gains on investments		11,948,222		23,332,288
Net change in unrealized gains (losses) on investments		16,063,407		10,878,070

Net increase in net assets resulting from operations		28,157,626		34,823,232

Distributions to shareholders from
Net investment income
Class 1		0		(242,059)
Class 2		0		(185,335)
Net realized gains
Class 1		0		(14,605)
Class 2		0		(67,973)

Total distributions to shareholders		0		(509,972)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	9,635	212,658	47,802	900,770
Class 2	198,043	4,307,668	360,780	6,908,697

		4,520,326		7,809,467

Reinvestment of distributions
Class 1	0	0	13,970	256,664
Class 2	0	0	14,191	253,308

		0		509,972

Payment for shares redeemed
Class 1	(184,762)	(4,028,120)	(436,470)	(8,299,876)
Class 2	(921,788)	(20,185,629)	(2,575,878)	(48,721,763)

		(24,213,749)		(57,021,639)

Net decrease in net assets resulting from capital share transactions		(19,693,423)		(48,702,200)

Total increase (decrease) in net assets		8,464,203		(14,388,940)

Net assets
Beginning of period		229,262,783		243,651,723

End of period		$237,726,986		$229,262,783

Undistributed net investment income		$671,262		$525,265

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 1		2012	2011[1]
Net asset value, beginning of period	$20.02	$17.40	$16.52
Net investment income	0.04	0.10	0.04
Net realized and unrealized gains (losses) on investments	2.49	2.64	0.84

Total from investment operations	2.53	2.74	0.88
Distributions to shareholders from
Net investment income	0.00	(0.11)	0.00
Net realized gains	0.00	(0.01)	0.00

Total distributions to shareholders	0.00	(0.12)	0.00
Net asset value, end of period	$22.55	$20.02	$17.40
Total return[2]	12.64%	15.80%	5.33%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.86%	0.83%
Net expenses	0.75%	0.75%	0.75%
Net investment income	0.33%	0.46%	0.61%
Supplemental data
Portfolio turnover rate	18%	36%	35%
Net assets, end of period (000s omitted)	$42,181	$40,950	$42,116

1.	For the period from August 26, 2011 (commencement of class operations) to December 31, 2011

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$20.05	$17.38	$18.42	$15.01	$10.16	$22.03
Net investment income	0.01	0.05	0.03	0.02	0.11	0.12
Net realized and unrealized gains (losses) on investments	2.50	2.65	(1.04)	3.51	4.74	(7.30)

Total from investment operations	2.51	2.70	(1.01)	3.53	4.85	(7.18)
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.03)	(0.12)	0.00	(0.37)
Net realized gains	0.00	(0.01)	0.00	0.00	0.00	(4.32)

Total distributions to shareholders	0.00	(0.03)	(0.03)	(0.12)	0.00	(4.69)
Net asset value, end of period	$22.56	$20.05	$17.38	$18.42	$15.01	$10.16
Total return[2]	12.52%	15.52%	(5.52)%	23.76%	47.74%	(40.10)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.07%	1.18%	1.32%	1.21%
Net expenses	1.00%	1.00%	1.04%	1.07%	1.07%	1.07%
Net investment income	0.08%	0.21%	0.18%	0.08%	0.39%	0.47%
Supplemental data
Portfolio turnover rate	18%	36%	35%	40%	50%	70%
Net assets, end of period (000s omitted)	$195,545	$188,313	$201,535	$168,307	$154,782	$378,197

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	17

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

18	Wells Fargo Advantage VT Opportunity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At December 31, 2012, capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration*			Post-enactment capital losses**
2015	2016	2017	Short-term	Long-term
$1,568,195	$360,675	$27,843,563	$57,006	$128,811

*	Losses incurred in taxable years beginning before December 22, 2010.

**	Losses incurred in taxable years which began after December 22, 2010 are carried forward for an unlimited period.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$224,931,289	$1,737,600	$0	$226,668,889
Investment companies	2,316,276	0	0	2,316,276
Short-term investments
Investment companies	7,492,048	12,494,125	0	19,986,173
	$234,739,613	$14,231,725	$0	$248,971,338

Transfers in and transfers out are recognized at the end of the reporting period.

20	Wells Fargo Advantage VT Opportunity Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.65% and declining to 0.55% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% which is calculated based on the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class 1 shares and 1.00% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $39,920,355 and $55,638,477, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $198 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Opportunity Fund	21

8. SUBSEQUENT DISTRIBUTIONS

On July 11, 2013, the Fund declared distributions from net investment income to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

Net investment income
Class 1	$0.10312
Class 2	0.04592

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

22	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage familyof funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009.
Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Opportunity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance

26	Wells Fargo Advantage VT Opportunity Fund	Other information (unaudited)

of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Russell Midcap® Index, for the five-year period under review, and lower than that of its benchmark for the one-, three- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark for the one-, three- and ten-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted differences in the investment strategy of the Fund relative to the benchmark, and the positive performance of the Fund relative to the Universe, and was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees, and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to extend the current contractual operating expense ratio caps for the Fund until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate of the Fund was equal to or in range of the median rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser. The Board considered that the Sub-Adviser agreed to a new sub-advisory fee schedule for the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage VT Opportunity Fund	27

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

28	Wells Fargo Advantage VT Opportunity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217898 08-13 SVT6/SAR143 6-13

Wells Fargo Advantage

VT Small Cap Growth Fund

Semi-Annual Report

June 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Growth Fund for the six-month period that ended June 30, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable market volatility.

Despite late-period volatility, U.S. stocks gained as the U.S. economy reported relatively solid news.

Reported U.S. gross domestic product (GDP) growth for the fourth quarter of 2012—which was released early in the reporting period—came in at a fairly modest 0.4% annualized rate. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Lending support to that analysis was the fact that GDP growth improved to a 1.7% annualized rate for the second quarter of 2013. In addition, the housing market continued to recover. According to data released in late June 2013, the Standard & Poor’s/Case-Shiller Home Price Index, a leading measure of U.S. home prices, showed average home prices increased 11.6% and 12.1% for the 10- and 20-City Composites, respectively, in the 12 months that ended April 30. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in January 2013 to 7.6% in June 2013.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The Fed later increased its monthly purchases to $85 billion in December. The FOMC continued its accommodative monetary policy into early 2013. However, June 2013 comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Chairman Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index1, health care and consumer discretionary stocks strongly outperformed for the full six-month period, but information technology stocks lagged. Dividend-paying stocks initially outperformed as investors continued to seek yield in a historically low-yielding environment. After Chairman Bernanke’s taper comments in June, however, dividend-paying stocks sold off as investors anticipated a rise in interest rates. Traditionally high-yielding sectors, such as utilities and telecommunication services, ended the six-month period with moderate gains that were less than the return of the S&P 500 Index.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated domestic unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Small Cap Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to new investors1.

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA, CFP

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

Average annual total returns2 (%) as of June 30, 2013

					Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[4]
Class 1	7-16-2010	19.75	10.59	11.18	0.95	0.95
Class 2	5-1-1995	19.46	10.43	11.10	1.20	1.20
Russell 2000® Growth Index[5]	–	23.67	8.89	9.62	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worthmore or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	5

Ten largest equity holdings[6] (%) as of June 30, 2013
Shutterfly Incorporated	3.04
Financial Engines Incorporated	3.02
On Assignment Incorporated	2.49
Ixia	2.40
Endologix Incorporated	2.37
Akorn Incorporated	2.26
SPS Commerce Incorporated	2.10
MarketAxess Holdings Incorporated	2.00
DXP Enterprises Incorporated	1.91
IMAX Corporation	1.90

Sector distribution[7] as of June 30, 2013

1.	Please see the Fund’s current Statement of Additional Information for further details.

2.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Class 1 and 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class 1
Actual	$1,000.00	$1,196.72	$5.07	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Class 2
Actual	$1,000.00	$1,195.43	$6.42	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91	1.18%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.65%

Consumer Discretionary: 16.17%

Diversified Consumer Services: 0.51%
Grand Canyon Education Incorporated †	36,400	$1,173,172

Hotels, Restaurants & Leisure: 2.95%
Fiesta Restaurant Group Incorporated †	33,300	1,145,187
Multimedia Games Holding Company †	77,500	2,020,425
SHFL entertainment Incorporated †	204,142	3,615,355

		6,780,967

Household Durables: 0.31%
SodaStream International Limited «†	9,900	719,235

Internet & Catalog Retail: 4.83%
HomeAway Incorporated †	127,954	4,138,032
Shutterfly Incorporated †	125,153	6,982,286

		11,120,318

Media: 1.90%
IMAX Corporation «†	175,600	4,365,416

Specialty Retail: 5.67%
Asbury Automotive Group Incorporated †	59,500	2,385,950
DSW Incorporated Class A	58,400	4,290,648
Five Below Incorporated «†	38,778	1,425,479
Hibbett Sports Incorporated «†	15,800	876,900
Tile Shop Holdings Incorporated †	20,564	595,533
Vitamin Shoppe Incorporated «†	77,300	3,466,132

		13,040,642

Consumer Staples: 2.99%

Food & Staples Retailing: 2.35%
The Fresh Market Incorporated «†	77,800	3,868,216
United Natural Foods Incorporated †	28,700	1,549,513

		5,417,729

Food Products: 0.64%
Annie’s Incorporated «†	34,400	1,470,256

Energy: 4.55%

Oil, Gas & Consumable Fuels: 4.55%
Bonanza Creek Energy Incorporated †	88,600	3,141,756
Diamondback Energy Incorporated †	68,887	2,295,315
Kodiak Oil & Gas Corporation †	105,500	937,895
Laredo Petroleum Holdings Incorporated «†	53,059	1,090,893
Oasis Petroleum Incorporated †	77,400	3,008,538

		10,474,397

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Financials: 6.90%

Capital Markets: 3.02%
Financial Engines Incorporated	152,600	$6,957,034

Consumer Finance: 1.88%
Portfolio Recovery Associates Incorporated †	28,065	4,311,626

Diversified Financial Services: 2.00%
MarketAxess Holdings Incorporated	98,478	4,603,847

Health Care : 20.03%

Biotechnology: 2.47%
Aegerion Pharmaceuticals Incorporated «†	14,395	911,779
Exact Sciences Corporation †	71,562	995,427
Ligand Pharmaceuticals Incorporated †	22,400	838,208
NPS Pharmaceuticals Incorporated «†	131,800	1,990,180
Raptor Pharmaceutical Corporation «†	100,500	939,675

		5,675,269

Health Care Equipment & Supplies: 9.52%
Align Technology Incorporated †	44,900	1,663,096
Cardiovascular Systems Incorporated †	29,300	621,160
Cynosure Incorporated Class A †	138,377	3,595,034
DexCom Incorporated «†	158,300	3,553,835
Endologix Incorporated «†	411,399	5,463,379
HeartWare International Incorporated «†	18,300	1,740,513
Novadaq Technologies Incorporated †	54,017	727,069
NxStage Medical Incorporated †	194,120	2,772,034
Spectranetics Corporation †	94,013	1,756,163

		21,892,283

Health Care Providers & Services: 3.21%
Acadia Healthcare Company Incorporated «†	97,200	3,214,404
Air Methods Corporation «	25,900	877,492
MWI Veterinary Supply Incorporated †	12,500	1,540,500
Team Health Holdings Incorporated †	42,400	1,741,368

		7,373,764

Health Care Technology: 0.79%
Medidata Solutions Incorporated †	23,600	1,827,820

Pharmaceuticals: 4.04%
Akorn Incorporated «†	385,315	5,209,459
Jazz Pharmaceuticals plc †	35,300	2,426,169
Santarus Incorporated †	79,255	1,668,318

		9,303,946

Industrials: 12.92%

Building Products: 1.07%
A.O. Smith Corporation	67,900	2,463,412

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	9

Security name	Shares	Value

Commercial Services & Supplies: 0.20%
InnerWorkings Incorporated †	41,289	$447,986

Machinery: 3.59%
Chart Industries Incorporated «†	26,292	2,473,814
Proto Labs Incorporated «†	26,055	1,692,793
The ExOne Company «†	16,404	1,012,455
The Middleby Corporation †	18,099	3,078,459

		8,257,521

Professional Services: 4.64%
Advisory Board Company †	20,800	1,136,720
Corporate Executive Board Company	52,900	3,344,338
GP Strategies Corporation †	19,400	462,108
On Assignment Incorporated †	214,681	5,736,276

		10,679,442

Road & Rail: 1.27%
Genesee & Wyoming Incorporated †	29,000	2,460,360
Roadrunner Transportation Systems Incorporated †	16,500	459,360

		2,919,720

Trading Companies & Distributors: 2.15%
DXP Enterprises Incorporated †	65,997	4,395,400
MRC Global Incorporated †	20,300	560,686

		4,956,086

Information Technology: 35.09%

Communications Equipment: 2.40%
Ixia «†	300,411	5,527,562

Computers & Peripherals: 0.52%
Stratasys Limited «†	14,200	1,189,108

Electronic Equipment, Instruments & Components: 0.78%
Methode Electronics Incorporated	105,100	1,787,751

Internet Software & Services: 9.02%
CoStar Group Incorporated †	31,700	4,091,519
Envestnet Incorporated †	150,600	3,704,760
Mercadolibre Incorporated «	24,400	2,629,344
OpenTable Incorporated «†	29,000	1,854,550
Pandora Media Incorporated «†	24,100	443,440
SciQuest Incorporated †	127,454	3,192,723
SPS Commerce Incorporated «†	87,800	4,829,000

		20,745,336

IT Services: 3.04%
InterXion Holding NV †	108,400	2,832,492
Maximus Incorporated	26,200	1,951,376
Wex Incorporated †	28,794	2,208,500

		6,992,368

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 1.14%
Entegris Incorporated †		212,800	$1,998,192
Silicon Laboratories Incorporated †		15,200	629,432

			2,627,624

Software: 18.19%
Aspen Technology Incorporated †		78,200	2,251,378
BroadSoft Incorporated «†		51,276	1,415,218
Ellie Mae Incorporated †		110,700	2,554,956
Fleetmatics Group plc «†		124,109	4,124,142
Fortinet Incorporated †		140,200	2,453,500
Guidewire Software Incorporated †		61,200	2,573,460
Imperva Incorporated †		77,836	3,505,733
Infoblox Incorporated †		88,600	2,592,436
Proofpoint Incorporated †		73,700	1,785,751
PROS Holdings Incorporated †		79,627	2,384,829
Rally Software Development Corporation †		26,571	659,492
SolarWinds Incorporated †		82,766	3,212,148
Sourcefire Incorporated «†		77,100	4,282,905
Synchronoss Technologies Incorporated †		71,158	2,196,647
Tyler Technologies Incorporated †		38,393	2,631,840
Ultimate Software Group Incorporated «†		27,500	3,225,476

			41,849,911

Total Common Stocks (Cost $173,222,767)			226,951,548

	Yield

Short-Term Investments: 18.33%

Investment Companies: 18.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	1,893,468	1,893,468
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.10	40,274,819	40,274,819

Total Short-Term Investments (Cost $42,168,287)			42,168,287

Total investments in securities (Cost $215,391,054) *	116.98%	269,119,835
Other assets and liabilities, net	(16.98)	(39,064,545)

Total net assets	100.00%	$230,055,290

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $216,516,251 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$56,911,564
Gross unrealized depreciation	(4,307,980)

Net unrealized appreciation	$52,603,584

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$226,951,548
In affiliated securities, at value (see cost below)	42,168,287

Total investments, at value (see cost below)	269,119,835
Receivable for investments sold	2,793,868
Receivable for Fund shares sold	752,235
Receivable for dividends	11,470
Receivable for securities lending income	13,848

Total assets	272,691,256

Liabilities
Payable for investments purchased	1,788,474
Payable for Fund shares redeemed	313,028
Payable upon receipt of securities loaned	40,274,819
Advisory fee payable	139,527
Distribution fees payable	40,860
Due to other related parties	24,185
Accrued expenses and other liabilities	55,073

Total liabilities	42,635,966

Total net assets	$230,055,290

NET ASSETS CONSIST OF
Paid-in capital	$160,652,427
Accumulated net investment loss	(1,021,438)
Accumulated net realized gains on investments	16,695,520
Net unrealized gains on investments	53,728,781

Total net assets	$230,055,290

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$27,653,411
Shares outstanding – Class 1	2,915,086
Net asset value per share – Class 1	$9.49
Net assets – Class 2	$202,401,879
Shares outstanding – Class 2	21,490,180
Net asset value per share – Class 2	$9.42

Investments in unaffiliated securities (including securities on loan), at cost	$173,222,767

Investments in affiliated securities, at cost	$42,168,287

Total investments, at cost	$215,391,054

Securities on loan, at value	$39,322,508

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Growth Fund	Statement of operations—six months ended June 30, 2013 (unaudited)

Investment income
Dividends	$121,805
Securities lending income, net	108,151
Income from affiliated securities	1,414

Total investment income	231,370

Expenses
Advisory fee	815,479
Administration fees
Fund level	54,365
Class 1	10,727
Class 2	76,258
Distribution fees
Class 2	238,305
Custody and accounting fees	12,284
Professional fees	17,140
Shareholder report expenses	16,897
Trustees’ fees and expenses	6,379
Other fees and expenses	3,493

Total expenses	1,251,327

Net investment loss	(1,019,957)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,661,195
Net change in unrealized gains (losses) on investments	34,428,774

Net realized and unrealized gains (losses) on investments	40,089,969

Net increase in net assets resulting from operations	$39,070,012

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Small Cap Growth Fund	13

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment loss		$(1,019,957)		$(1,797,052)
Net realized gains on investments		5,661,195		14,377,310
Net change in unrealized gains (losses) on investments		34,428,774		5,912,918

Net increase in net assets resulting from operations		39,070,012		18,493,176

Distributions to shareholders from
Net realized gains
Class 1		0		(1,349,821)
Class 2		0		(9,513,837)

Total distributions to shareholders		0		(10,863,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class 1	100,961	852,442	270,958	2,233,411
Class 2	868,045	7,558,893	1,774,193	14,784,083

		8,411,335		17,017,494

Reinvestment of distributions
Class 1	0	0	175,758	1,349,821
Class 2	0	0	1,243,639	9,513,837

		0		10,863,658

Payment for shares redeemed
Class 1	(426,676)	(3,755,447)	(1,014,442)	(8,307,110)
Class 2	(2,493,064)	(21,582,641)	(6,374,673)	(51,990,507)

		(25,338,088)		(60,297,617)

Net decrease in net assets resulting from capital share transactions		(16,926,753)		(32,416,465)

Total increase (decrease) in net assets		22,143,259		(24,786,947)

Net assets
Beginning of period		207,912,031		232,698,978

End of period		$230,055,290		$207,912,031

Accumulated net investment loss		$(1,021,438)		$(1,481)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 1		2012	2011	2010[1]
Net asset value, beginning of period	$7.93	$7.71	$8.06	$6.26
Net investment loss	(0.02)	(0.04)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	1.58	0.65	(0.29)	1.82

Total from investment operations	1.56	0.61	(0.35)	1.80
Distributions to shareholders from
Net realized gains	0.00	(0.39)	0.00	0.00
Net asset value, end of period	$9.49	$7.93	$7.71	$8.06
Total return[2]	19.67%	8.11%	(4.34)%	26.93%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.94%	0.95%
Net expenses	0.93%	0.94%	0.94%	0.95%
Net investment loss	(0.72)%	(0.56)%	(0.73)%	(0.58)%
Supplemental data
Portfolio turnover rate	33%	65%	118%	71%
Net assets, end of period (000s omitted)	$27,653	$25,699	$29,351	$42,434

1.	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$7.88	$7.68	$8.05	$6.35	$4.16	$9.69
Net investment loss	(0.04)	(0.07)	(0.09)	(0.06)	(0.03)	(0.05)
Net realized and unrealized gains (losses) on investments	1.58	0.66	(0.28)	1.76	2.22	(3.31)

Total from investment operations	1.54	0.59	(0.37)	1.70	2.19	(3.36)
Distributions to shareholders from
Net realized gains	0.00	(0.39)	0.00	0.00	0.00	(2.17)
Net asset value, end of period	$9.42	$7.88	$7.68	$8.05	$6.35	$4.16
Total return[2]	19.54%	7.87%	(4.60)%	26.77%	52.64%	(41.42)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.20%	1.22%	1.26%	1.26%
Net expenses	1.18%	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment loss	(0.97)%	(0.81)%	(0.98)%	(0.82)%	(0.69)%	(0.73)%
Supplemental data
Portfolio turnover rate	33%	65%	118%	71%	75%	76%
Net assets, end of period (000s omitted)	$202,402	$182,213	$203,348	$247,246	$185,345	$109,996

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	17

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Wells Fargo Advantage VT Small Cap Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$226,951,548	$0	$0	$226,951,548

Short-term investments
Investment companies	1,893,468	40,274,819	0	42,168,287
	$228,845,016	$40,274,819	$0	$269,119,835

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually agreed to waive and/or reimburse advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management are made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.95% for Class 1 shares and 1.20% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of its average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $72,244,706 and $92,173,020, respectively.

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	19

use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $230 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTION

On July 11, 2013, the Fund declared distributions from long-term capital gains to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

Long-term capital gains
Class 1	$0.51557
Class 2	0.51557

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

20	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo

Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and

Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525

Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each

Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

22	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	23

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

24	Wells Fargo Advantage VT Small Cap Growth Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for the five- and ten-year periods under review, and lower than the median performance of the Universe for the one- and three-year periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 2000® Growth Index, for the five- and ten-year periods under review, and lower than that of its benchmark for the one- and three-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the one- and three-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by investor rotation away from higher growth companies and due to underperformance of the information technology, health care and consumer discretionary sectors. The Board noted the positive long-term performance of the Fund and was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees, and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to extend the current contractual operating expense ratio caps for the Fund until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund	25

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

26	Wells Fargo Advantage VT Small Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217899 08-13 SVT7/SAR144 6-13

Wells Fargo Advantage VT Small Cap Value Fund

Semi-Annual Report

June 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Small Cap Value Fund for the six-month period that ended June 30, 2013. Much of the period was marked by increased confidence that the U.S. economy was staging a fragile recovery, partially offset by concerns about the possible effects of the ongoing European sovereign debt crisis on the global economy. Toward the end of the period, however, investor concerns that the U.S. Federal Reserve (Fed) would end its bond buying program led to considerable market volatility.

Despite late-period volatility, U.S. stocks gained as the U.S. economy reported relatively solid news.

Reported U.S. gross domestic product (GDP) growth for the fourth quarter of 2012—which was released early in the reporting period—came in at a fairly modest 0.4% annualized rate. Many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy, which devastated the Eastern Seaboard in October 2012. Lending support to that analysis was the fact that GDP growth improved to a 1.7% annualized rate for the second quarter of 2013. In addition, the housing market continued to recover. According to data released in late June 2013, the Standard & Poor’s/Case-Shiller Home Price Index, a leading measure of U.S. home prices, showed average home prices increased 11.6% and 12.1% for the 10- and 20-City Composites, respectively, in the 12 months that ended April 30. Even the stubbornly high unemployment rate showed moderate signs of improvement, easing from 7.9% in January 2013 to 7.6% in June 2013.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC) kept its key interest rates effectively at zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. The Fed later increased its monthly purchases to $85 billion in December. The FOMC continued its accommodative monetary policy into early 2013. However, June 2013 comments by Fed Chairman Ben Bernanke that the FOMC might reduce (or taper) its bond buying program caused stocks to sell off around the globe. Additional comments by Chairman Bernanke and other members of the FOMC helped lend clarity to the central bank’s plans, and in early July (after the reporting period), global stock markets seemed to have regained their footing.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.50%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default. Global stock markets received further liquidity-driven support in April, when the Bank of Japan’s new governor, Haruhiko Kuroda, announced one of the world’s most aggressive monetary-easing programs with the goal of propelling Japan’s deflation-prone economy to a 2% annualized rate of inflation.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	3

An improved U.S. economy and global monetary easing led to strong stock markets and record-low interest rates.

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for most of the reporting period. Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models. In the S&P 500 Index1, health care and consumer discretionary stocks strongly outperformed for the full six-month period, but information technology stocks lagged. Dividend-paying stocks initially outperformed as investors continued to seek yield in a historically low-yielding environment. After Chairman Bernanke’s taper comments in June, however, dividend-paying stocks sold off as investors anticipated a rise in interest rates. Traditionally high-yielding sectors, such as utilities and telecommunication services, ended the six-month period with moderate gains that were less than the return of the S&P 500 Index.

We employ a diverse array of investment strategies, even as many variables are at work in the market.

The full effect of the ongoing European credit crisis remains unknown. An elevated domestic unemployment rate continues to pressure consumers and businesses alike. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps manage risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Lingering uncertainties in the macroeconomic environment prompted investors to prefer stocks in companies with relatively predictable business models.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4	Wells Fargo Advantage VT Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik Asthelmer

I. Charles Rinaldi

Michael Schneider, CFA

Average annual total returns1 (%) as of June 30, 2013

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class 1	7-16-2010	11.96	3.05	8.34	1.10	0.90
Class 2	10-10-1997	11.64	2.90	8.26	1.35	1.15
Russell 2000® Value Index[4]	–	24.76	8.59	9.30	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	5

Ten largest equity holdings[5] (%) as of June 30, 2013
InterOil Corporation	9.97
Randgold Resources Limited ADR	5.94
Chimera Investment Corporation	4.21
United Continental Holdings Incorporated	2.97
Argo Group International Holdings Limited	2.75
Range Resources Corporation	2.49
Delta Air Lines Incorporated	2.37
Newpark Resources Incorporated	2.26
OSI Systems Incorporated	2.13
Trilogy Energy Corporation	2.09

Sector distribution[6] as of June 30, 2013

1.	Historical performance shown for Class 1 shares prior to their inception reflects the performance of Class 2 shares, and includes the higher expenses applicable to Class 2 shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.89% for Class 1 and 1.14% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class 1
Actual	$1,000.00	$1,040.38	$4.50	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Class 2
Actual	$1,000.00	$1,039.36	$5.76	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71	1.14%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 94.78%

Consumer Discretionary: 6.55%

Auto Components: 0.46%
Gentex Corporation	10,300	$237,415

Diversified Consumer Services: 0.90%
Cambium Learning Group Incorporated †	22,100	27,404
Corinthian Colleges Incorporated †	127,300	285,152
Strayer Education Incorporated	3,100	151,373

		463,929

Hotels, Restaurants & Leisure: 2.68%
Denny’s Corporation †	46,600	261,892
Scientific Games Corporation Class A †	48,000	540,000
The Wendy’s Company	100,400	585,332

		1,387,224

Household Durables: 1.46%
Cavco Industries Incorporated †	9,900	499,455
Harman International Industries Incorporated	3,100	168,020
KB Home Incorporated	2,600	51,038
Skyline Corporation †	9,400	36,942

		755,455

Internet & Catalog Retail: 0.04%
dELiA*s Incorporated †	23,700	23,463

Specialty Retail: 0.65%
Stage Stores Incorporated	4,500	105,750
Vitamin Shoppe Incorporated †	5,100	228,684

		334,434

Textiles, Apparel & Luxury Goods: 0.36%
Crocs Incorporated †	11,400	188,100

Consumer Staples: 0.77%

Personal Products: 0.77%
Prestige Brands Holdings Incorporated †	13,600	396,304

Energy: 25.09%

Energy Equipment & Services: 9.12%
Ensco plc Class A	3,000	174,360
Helix Energy Solutions Group Incorporated †	19,800	456,192
Helmerich & Payne Incorporated	9,600	599,520
ION Geophysical Corporation †	96,500	580,930
Key Energy Services Incorporated †	51,700	307,615
Newpark Resources Incorporated †	106,400	1,169,336
Oceaneering International Incorporated	6,600	476,520

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Energy Equipment & Services (continued)
Parker Drilling Company †	47,800	$238,044
PHI Incorporated (non-voting) †	9,000	308,700
PHI Incorporated (voting) †	2,200	72,336
Vantage Drilling Company †	54,300	110,772
Willbros Group Incorporated †	37,800	232,092

		4,726,417

Oil, Gas & Consumable Fuels: 15.97%
Clean Energy Fuels Corporation †	1,700	22,440
Comstock Resources Incorporated	5,000	78,650
Forest Oil Corporation †	30,200	123,518
InterOil Corporation †#	74,300	5,164,593
Newfield Exploration Company †	19,300	461,077
PetroQuest Energy Incorporated †	4,200	16,632
Range Resources Corporation	16,700	1,291,244
Synergy Resources Corporation †	3,896	28,519
Trilogy Energy Corporation	36,300	1,083,788

		8,270,461

Financials: 18.75%

Commercial Banks: 4.27%
Ameris Bancorp †	5,000	84,250
Associated Banc-Corp	3,700	57,535
Bancorp Incorporated †	21,800	326,782
BBCN Bancorp Incorporated	9,788	139,185
CenterState Banks Incorporated	16,300	141,484
City National Corporation	3,700	234,469
First Horizon National Corporation	21,900	245,280
First Niagara Financial Group Incorporated	34,500	347,415
IBERIABANK Corporation	5,100	273,411
National Bank Holdings Corporation Class A	11,400	224,580
Park Sterling Corporation †	14,900	88,059
Sandy Spring Bancorp Incorporated	2,300	49,726

		2,212,176

Consumer Finance: 0.04%
Green Dot Corporation Class A †	1,000	19,950

Insurance: 4.50%
Argo Group International Holdings Limited	33,560	1,422,608
Hilltop Holdings Incorporated †	26,900	441,160
Mercury General Corporation	5,500	241,780
OneBeacon Insurance Group Limited	15,400	222,992

		2,328,540

REITs: 9.80%
Anworth Mortgage Asset Corporation	25,200	141,120
Capstead Mortgage Corporation	36,000	435,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	9

Security name	Shares	Value

REITs (continued)
Chimera Investment Corporation	727,100	$2,181,300
Hatteras Financial Corporation	6,200	152,768
Invesco Mortgage Capital Incorporated	40,000	662,400
MFA Mortgage Investments Incorporated	64,000	540,800
Redwood Trust Incorporated	29,800	506,600
Sun Communities Incorporated	9,200	457,792

		5,078,380

Thrifts & Mortgage Finance: 0.14%
Northwest Bancshares Incorporated	5,300	71,603

Health Care: 6.01%

Biotechnology: 0.30%
Amarin Corporation plc ADR †	26,400	153,120

Health Care Equipment & Supplies: 2.03%
Hologic Incorporated †	14,900	287,570
OraSure Technologies Incorporated †	116,500	452,020
Symmetry Medical Incorporated †	3,700	31,154
Thoratec Corporation †	4,700	147,157
Varian Medical Systems Incorporated †	2,000	134,900
		1,052,801

Health Care Providers & Services: 2.42%
Air Methods Corporation	3,300	111,804
Amedisys Incorporated †	19,400	225,428
Cross Country Healthcare Incorporated †	38,037	196,271
Gentiva Health Services Incorporated †	38,000	378,480
Healthways Incorporated †	19,700	342,386
		1,254,369

Health Care Technology: 0.60%
Allscripts Healthcare Solutions Incorporated †	16,400	212,216
Medidata Solutions Incorporated †	1,300	100,685
		312,901

Life Sciences Tools & Services: 0.66%
Nordion Incorporated	22,500	166,500
Parexel International Corporation †	3,800	174,572
		341,072

Industrials: 12.34%

Airlines: 6.33%
Alaska Air Group Incorporated †#	5,300	275,600
Delta Air Lines Incorporated †	65,500	1,225,505
LATAM Airlines Group SP ADR	2,900	48,981
United Continental Holdings Incorporated †	49,200	1,539,468
US Airways Group Incorporated †	11,600	190,472
		3,280,026

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies: 3.38%
ABM Industries Incorporated	29,000	$710,790
ACCO Brands Corporation †	71,300	453,468
GEO Group Incorporated	8,600	291,970
Healthcare Services Group Incorporated	11,900	291,788
		1,748,016

Construction & Engineering: 1.06%
Chicago Bridge & Iron Company NV	2,650	158,099
Primoris Services Corporation	19,700	388,484
		546,583

Electrical Equipment: 0.65%
GrafTech International Limited †	46,000	334,880

Professional Services: 0.42%
Hill International Incorporated †	43,400	118,916
Kforce Incorporated	6,900	100,740
		219,656

Road & Rail: 0.26%
Covenant Transport Incorporated Class A †	21,700	135,408

Trading Companies & Distributors: 0.24%
Applied Industrial Technologies Incorporated	2,600	125,658

Information Technology: 10.53%

Communications Equipment: 1.22%
Alcatel-Lucent SA ADR †	23,200	42,224
Brocade Communications Systems Incorporated †	62,000	357,120
Harmonic Incorporated †	36,550	232,093

		631,437

Computers & Peripherals: 3.45%
Cray Incorporated †	46,000	903,440
Intermec Incorporated †	54,500	535,735
Lexmark International Incorporated	6,200	189,534
Quantum Corporation †	116,600	159,742

		1,788,451

Electronic Equipment, Instruments & Components: 5.01%
Checkpoint Systems Incorporated †	23,300	330,627
Cognex Corporation	10,400	470,288
Coherent Incorporated	12,600	693,882
OSI Systems Incorporated †	17,100	1,101,582

		2,596,379

Internet Software & Services: 0.30%
Monster Worldwide Incorporated †	31,400	154,174

Office Electronics: 0.06%
Zebra Technologies Corporation Class A †	700	30,408

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	11

Security name		Shares	Value

Software: 0.49%
Accelrys Incorporated †		26,400	$221,760
Tangoe Incorporated †		2,100	32,403

			254,163

Materials: 13.61%

Chemicals: 0.50%
Calgon Carbon Corporation †		15,500	258,540

Containers & Packaging: 0.41%
Intertape Polymer Group Incorporated		17,500	215,250

Metals & Mining: 12.18%
Agnico-Eagle Mines Limited		21,200	583,848
Carpenter Technology Corporation		13,900	626,473
Dominion Diamond Corporation †		7,100	100,323
Randgold Resources Limited ADR		48,000	3,074,400
Royal Gold Incorporated		11,200	471,296
Sandstorm Gold Limited—Canadian Exchange Traded Shares †		30,850	180,987
Sandstorm Gold Limited—Legend Shares (i)†		18,050	105,894
Sandstorm Gold Limited †		7,300	42,705
Silver Standard Resources Incorporated †		44,100	279,594
Steel Dynamics Incorporated		34,000	506,940
United States Steel Corporation		9,800	171,794
Webco Industries Incorporated (i)(a)†		1,400	161,700

			6,305,954

Paper & Forest Products: 0.52%
Wausau Paper Corporation		23,600	269,040

Telecommunication Services: 1.13%

Diversified Telecommunication Services: 1.13%
Cincinnati Bell Incorporated †		191,800	586,908

Total Common Stocks (Cost $43,290,517)			49,089,045

Investment Companies: 1.41%
KBW Regional Banking ETF		2,831	95,915
Market Vectors Gold Miners ETF		17,424	425,320
Market Vectors Junior Gold Miners ETF		22,690	207,840

Total Investment Companies (Cost $1,210,846)			729,075

	Yield
Short-Term Investments: 3.54%

Investment Companies: 3.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	1,832,094	1,832,094

Total Short-Term Investments (Cost $1,832,094)			1,832,094

Total investments in securities
(Cost $46,333,457) *	99.73%	51,650,214
Other assets and liabilities, net	0.27	140,713

Total net assets	100.00%	$51,790,927

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments—June 30, 2013 (unaudited)

†	Non-income-earning security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $46,682,378 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,188,412
Gross unrealized depreciation	(6,220,576)

Net unrealized appreciation	$4,967,836

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$49,818,120
In affiliated securities, at value (see cost below)	1,832,094

Total investments, at value (see cost below)	51,650,214
Receivable for investments sold	119,872
Receivable for Fund shares sold	5,882
Receivable for dividends	121,728
Prepaid expenses and other assets	793

Total assets	51,898,489

Liabilities
Payable for investments purchased	21,969
Payable for Fund shares redeemed	24,298
Written options, at value	276
Advisory fee payable	23,237
Distribution fees payable	3,346
Due to other related parties	5,738
Shareholder report expenses payable	11,733
Professional fees payable	15,496
Accrued expenses and other liabilities	1,469

Total liabilities	107,562

Total net assets	$51,790,927

NET ASSETS CONSIST OF
Paid-in capital	$56,947,416
Undistributed net investment income	654,126
Accumulated net realized losses on investments	(11,132,842)
Net unrealized gains on investments	5,322,227

Total net assets	$51,790,927

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 1	$36,210,949
Shares outstanding – Class 1	3,699,543
Net asset value per share – Class 1	$9.79
Net assets – Class 2	$15,579,978
Shares outstanding – Class 2	1,595,043
Net asset value per share – Class 2	$9.77

Investments in unaffiliated securities, at cost	$44,501,363

Investments in affiliated securities, at cost	$1,832,094

Total investments, at cost	$46,333,457

Premiums received on written options	$5,750

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Small Cap Value Fund	Statement of operations—six months ended June 30, 2013 (unaudited)

Investment income
Dividends *	$459,194
Income from affiliated securities	1,408

Total investment income	460,602

Expenses
Advisory fee	204,630
Administration fees
Fund level	13,642
Class 1	15,270
Class 2	6,557
Distribution fees
Class 2	20,491
Custody and accounting fees	13,787
Professional fees	18,913
Shareholder report expenses	15,256
Trustees’ fees and expenses	6,277
Other fees and expenses	2,819

Total expenses	317,642
Less: Fee waivers and/or expense reimbursements	(54,323)

Net expenses	263,319

Net investment income	197,283

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,277,949
Written options	(23,267)

Net realized gains on investments	2,254,682

Net change in unrealized gains (losses) on:
Unaffiliated securities	(167,249)
Written options	4,996

Net change in unrealized gains (losses) on investments	(162,253)

Net realized and unrealized gains (losses) on investments	2,092,429

Net increase in net assets resulting from operations	$2,289,712

* Net of foreign dividend withholding taxes in the amount of	$3,123

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage VT Small Cap Value Fund	15

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$197,283		$594,500
Net realized gains on investments		2,254,682		4,300,231
Net change in unrealized gains (losses) on investments		(162,253)		2,732,349

Net increase in net assets resulting from operations		2,289,712		7,627,080

Distributions to shareholders from
Net investment income
Class 1		0		(471,550)
Class 2		0		(129,769)

Total distributions to shareholders		0		(601,319)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	36,570	360,342	95,290	840,792
Class 2	171,386	1,705,534	461,355	4,135,688

		2,065,876		4,976,480

Reinvestment of distributions
Class 1	0	0	54,578	471,550
Class 2	0	0	15,020	129,769

		0		601,319

Payment for shares redeemed
Class 1	(389,071)	(3,888,417)	(1,277,277)	(11,503,307)
Class 2	(304,900)	(3,033,674)	(512,519)	(4,578,968)

		(6,922,091)		(16,082,275)

Net decrease in net assets resulting from capital share transactions		(4,856,215)		(10,504,476)

Total decrease in net assets		(2,566,503)		(3,478,715)

Net assets
Beginning of period		54,357,430		57,836,145

End of period		$51,790,927		$54,357,430

Undistributed net investment income		$654,126		$456,843

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 1		2012	2011	2010[1]
Net asset value, beginning of period	$9.41	$8.33	$9.04	$7.36
Net investment income	0.05	0.12	0.11	0.05 [2]
Net realized and unrealized gains (losses) on investments	0.33	1.06	(0.74)	1.63

Total from investment operations	0.38	1.18	(0.63)	1.68
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.08)	0.00
Net asset value, end of period	$9.79	$9.41	$8.33	$9.04
Total return[3]	4.04%	14.33%	(7.06)%	22.83%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.14%	0.96%
Net expenses	0.89%	0.89%	0.89%	0.89%
Net investment income	0.80%	1.10%	1.07%	1.43%
Supplemental data
Portfolio turnover rate	10%	17%	16%	61%
Net assets, end of period (000s omitted)	$36,211	$38,113	$43,155	$58,255

1.	For the period from July 16, 2010 (commencement of class operations) to December 31, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$9.40	$8.32	$9.03	$7.83	$4.95	$11.08
Net investment income	0.03	0.09	0.09	0.12	0.08	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.34	1.07	(0.74)	1.20	2.87	(4.21)

Total from investment operations	0.37	1.16	(0.65)	1.32	2.95	(4.12)
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.06)	(0.12)	(0.07)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.01)

Total distributions to shareholders	0.00	(0.08)	(0.06)	(0.12)	(0.07)	(2.01)
Net asset value, end of period	$9.77	$9.40	$8.32	$9.03	$7.83	$4.95
Total return[3]	3.94%	14.00%	(7.26)%	17.25%	60.18%	(44.55)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.39%	1.52%	2.56%	1.69%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	0.55%	0.90%	0.82%	1.06%	1.39%	1.18%
Supplemental data
Portfolio turnover rate	10%	17%	16%	61%	45%	39%
Net assets, end of period (000s omitted)	$15,580	$16,245	$14,681	$19,606	$12,018	$7,928

1.	After the close of business on July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On June 30, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	19

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on to the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which are available to offset future net realized capital gains, in the amount of $13,052,503 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks	$48,821,451	$267,594	$0	$49,089,045
Investment companies	729,075	0	0	729,075

Short-term investments
Investment companies	1,832,094	0	0	1,832,094
	$51,382,620	$267,594	$0	$51,650,214

As of June 30, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(276)	$0	$(276)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	21

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee of 0.08% of the average daily net assets of each class.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.89% for Class 1 shares and 1.14% for Class 2 shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2013 were $5,207,090 and $8,833,707, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2013, the Fund entered into written options for economic hedging purpose.

During the six months ended June 30, 2013, the Fund had written option activities as follows:

	Call options		Put options
	Number of contracts	Premiums received	Number of contracts	Premiums received
Options outstanding at December 31, 2012	60	$7,812	0	$0
Options written	282	70,109	4	772
Options expired	(59)	(7,237)	0	0
Options terminated in closing purchase transactions	(264)	(64,934)	(4)	(772)
Options exercised	0	0	0	0
Options outstanding at June 30, 2013	19	$5,750	0	$0

Open call options written at June 30, 2013 were as follow for the Fund:

Expiration date		Number of contracts	Strike price	Value
7-20-2013	Alaska Air Group Incorporated	15	$ 65	$ (60)
9-21-2013	InterOil Corporation	4	135	(216)

22	Wells Fargo Advantage VT Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund had outstanding written, call and put options with total premiums received that averaged $13,627 and $107, respectively, during the six months ended June 30, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) with approved counterparties. The ISDA Master Agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. As of June 30, 2013, the Fund has transactions subject to an enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Description	Gross amounts of liabilities in the Statement of Assets and Liabilities	Collateral	Net amount (not less than $0)
Written options	$276	$105,804	$0

7. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $59 in commitment fees.

For the six months ended June 31, 2013, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Funds that invest a substantial portion of their assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTION

On July 11, 2013, the Fund declared distributions from net investment income to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

Net investment income
Class 1	$0.09775
Class 2	0.07196

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

Other information (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund	27

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for the one-, three- and five-year periods under review, and in range of the median performance of the Universe for the ten-year period under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for the one-, three- and five-year periods under review, and in range of the benchmark for the ten-year period under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and the benchmark for the one-, three- and five-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. Funds Management advised the Board that the Fund’s performance was affected by the underperformance in the consumer discretionary sector and market volatility. The Board was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees, and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups. The Board and Funds Management agreed to extend the current contractual operating expense ratio caps for the Fund until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate of the Fund was equal to or in range of the median rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be

28	Wells Fargo Advantage VT Small Cap Value Fund	Other information (unaudited)

necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of abbreviations	Wells Fargo Advantage VT Small Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217900 08-13 SVT8/SAR145 6-13

Wells Fargo Advantage

VT Total Return Bond Fund

Semi-Annual Report

June 30, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $220 billion in assets under management, as of June 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage VT Total Return Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Fixed-income markets shifted significantly during the period as economic optimism surged in the opening months of 2013, spurring a rally in equities but also a rise in U.S. Treasury yields.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage VT Total Return Bond Fund, which covers the six-month period that ended June 30, 2013. Fixed-income markets shifted significantly during the period as economic optimism surged in the opening months of 2013, spurring a rally in equities but also a rise in U.S. Treasury yields. The investment-grade bond sectors declined in value over the six-month period, with the most notable declines occurring in corporate bonds but better price protection occurring in structured products.

Bond prices declined as yields rose higher.

In the opening months of 2013, U.S. Treasury yields began to rise on expectations for a strengthening U.S. economy. Consequently, fixed-income security yields shifted higher and prices declined across much of the U.S. investment-grade bond markets. U.S. Treasury prices significantly declined in January, most notably in the longer-maturity ranges, as investors began to reprice bond yields for potential interest-rate increases in upcoming years.

In February and March 2013, investment-grade fixed-income markets rebounded when equity market exuberance was reined in by some sobering signs of caution from mixed economic indicators. Investors again returned to the U.S. Treasury market, driving yields lower and bond prices higher. These appreciating trends strengthened during a volatile month in April that was rattled by geopolitical events, domestic terrorism in Boston, and uncertain global economic conditions. U.S. Treasury prices increased sharply, temporarily erasing all their price losses endured in January and in fact crossing over into positive gains.

Unfortunately for the core bond investment-grade markets, this recovery in bond prices only proved temporary. The month of May 2013 unleashed a massive rally in the U.S. equity markets; consequently, U.S. Treasury prices declined again while investment-grade corporate bonds and structured products correspondingly also declined in price. These market moves resulted in the largest monthly losses across the investment-grade bond markets in nearly five years.

The depreciating trends for bonds deepened in mid-June on comments from Federal Reserve (Fed) Chairman Bernanke that tapering of the Fed’s bond buying programs may begin later in the year and that the programs may end completely around mid-2014. For the last two weeks of June, that debate appeared to play out daily, as volatility buffeted both the equity and bond markets, finally capitulating to yet another sustained rally in equities and a modest retreat in bond prices. Investment-grade bonds rounded out another rough month in June and posted their largest quarterly decline in nine years during the second quarter.

On the whole, the declines in bond prices during May and June unwound the positive gains that the investment-grade markets had achieved year to date through April, resulting in negative returns for the six-month period. Within the Barclays U.S. Aggregate Bond Index1, all major subsectors declined, most notably

1.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	3

led by the corporate subsector, which returned (3.41)%. ABS and CMBS performed better, returning (0.76)% and (1.31)%, respectively, while U.S. Treasuries returned (1.92)%. Thus, the theme for U.S. investment-grade fixed-income markets during the period was a persistent increase in U.S. Treasury yields that drove credit spreads wider and bond prices lower.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The theme for U.S. investment-grade fixed-income markets during the period was a persistent increase in U.S. Treasury yields that drove credit spreads wider and bond prices lower.

4	Wells Fargo Advantage VT Total Return Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA

Average annual total returns (%) as of June 30, 2013

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class 2	9-20-1999	(0.23)	6.24	4.91	0.95	0.91
Barclays U.S. Aggregate Bond Index[3]	–	(0.69)	5.19	4.52	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed,may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-222-8222. Performance figures of the Fund do not reflect fees charged pursuant to the terms of variable life insurance policies and variable annuity contracts. If fees had been reflected, performance would have been lower.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees, and other charges that may be assessed by the participating insurance companies.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	5

Ten largest long-term holdings[4] (%) as of June 30, 2013
U.S. Treasury Note, 1.25%, 6-30-2018	3.57
U.S. Treasury Note, 0.25%, 1-15-2015	2.61
U.S. Treasury Note, 1.75%, 5-15-2023	1.72
U.S. Treasury Note, 0.50%, 6-15-2016	1.64
FNMA, 3.50%, 4-1-2043	1.60
U.S. Treasury Note, 2.75%, 11-30-2016	1.54
U.S. Treasury Note, 0.13%, 7-31-2014	1.49
U.S. Treasury Note, 0.63%, 4-30-2018	1.46
FHLMC, 4.00%, 6-1-2042	1.38
U.S. Treasury Note, 0.25%, 2-28-2015	1.29

Portfolio allocation[5] as of June 30, 2013

1.	Reflects the expense ratios as stated in the most recent prospectus.

2.	The Adviser has committed through April 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.90% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage VT Total Return Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any separate account charges assessed by participating insurance companies. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges assessed by participating insurance companies were included, your costs would have been higher.

	Beginning account value 1-1-2013	Ending account value 6-30-2013	Expenses paid during the period¹	Net annual expense ratio
Class 2
Actual	$1,000.00	$970.35	$4.40	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 34.50%
FHLMC ±	1.84%	5-1-2043	$101,000	$101,420
FHLMC	3.00	7-1-2032	39,618	39,318
FHLMC	3.00	12-1-2032	25,758	25,563
FHLMC	3.00	2-1-2033	214,884	213,681
FHLMC	3.00	2-1-2033	41,576	41,260
FHLMC	3.00	3-1-2033	108,938	107,774
FHLMC	3.00	3-1-2033	25,754	25,478
FHLMC	3.00	8-1-2042	73,714	70,898
FHLMC	3.00	10-1-2042	28,620	27,525
FHLMC	3.00	12-1-2042	35,019	33,682
FHLMC	3.00	2-1-2043	32,772	31,513
FHLMC	3.00	2-1-2043	73,500	70,998
FHLMC	3.00	3-1-2043	24,861	23,906
FHLMC	3.00	3-1-2043	134,118	129,548
FHLMC	3.00	4-1-2043	116,622	112,132
FHLMC	3.00	4-1-2043	63,440	60,995
FHLMC	3.00	4-1-2043	308,920	297,044
FHLMC	3.00	6-1-2043	45,000	43,470
FHLMC	3.00	6-1-2043	69,000	66,361
FHLMC %%	3.00	7-3-2043	800,000	779,500
FHLMC %%	3.00	8-1-2043	500,000	485,938
FHLMC	3.50	3-1-2033	24,782	25,783
FHLMC	3.50	3-1-2033	57,342	59,083
FHLMC	3.50	3-1-2033	33,667	35,028
FHLMC	3.50	3-1-2033	95,131	98,972
FHLMC	3.50	6-1-2033	97,000	100,905
FHLMC	3.50	11-1-2042	81,012	81,217
FHLMC	3.50	11-1-2042	49,423	49,548
FHLMC	3.50	3-1-2043	121,177	121,484
FHLMC	3.50	3-1-2043	74,638	74,827
FHLMC	3.50	3-1-2043	84,515	84,730
FHLMC	3.50	4-1-2043	47,756	47,877
FHLMC	3.50	4-1-2043	33,885	33,971
FHLMC	3.50	4-1-2043	263,782	264,452
FHLMC	3.50	4-1-2043	60,806	60,961
FHLMC	3.50	4-1-2043	46,850	46,969
FHLMC	3.50	4-1-2043	82,729	82,939
FHLMC	3.50	5-1-2043	212,400	212,941
FHLMC	3.50	5-1-2043	99,859	100,111
FHLMC	3.50	5-1-2043	99,853	100,104
FHLMC	3.50	5-1-2043	270,405	271,093
FHLMC	3.50	5-1-2043	24,944	25,007
FHLMC	4.00	6-1-2033	25,000	26,765
FHLMC	4.00	11-15-2037	72,820	78,262
FHLMC	4.00	6-1-2042	90,712	95,081
FHLMC	4.00	6-1-2042	192,782	202,066
FHLMC	4.00	6-1-2042	1,187,780	1,244,982
FHLMC	4.00	10-1-2042	476,620	499,587
FHLMC	4.00	12-1-2042	200,455	210,116
FHLMC	4.00	3-1-2043	193,874	203,228

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	4-1-2043	$298,127	$312,524
FHLMC	4.00	6-1-2043	104,000	108,986
FHLMC	4.00	6-1-2043	26,000	27,234
FHLMC	4.00	7-1-2043	56,000	58,685
FHLMC %%	4.00	7-1-2043	197,000	200,755
FHLMC	4.50	9-1-2042	87,973	96,025
FHLMC	4.50	11-1-2042	121,986	131,252
FHLMC	5.00	8-1-2039	468,800	521,513
FHLMC	5.00	4-1-2041	73,956	81,190
FHLMC	5.00	5-1-2041	63,926	70,031
FHLMC	5.00	7-1-2041	239,935	262,869
FHLMC	5.00	8-1-2041	546,196	600,057
FHLMC	5.00	4-1-2042	64,277	71,548
FHLMC	5.50	7-1-2038	195,333	216,105
FHLMC	6.00	3-1-2034	28,832	32,186
FHLMC Series 2980 Class QA	6.00	5-15-2035	480,509	533,574
FHLMC Series 3529 Class AG	6.50	4-15-2039	199,574	223,904
FHLMC Series 3622 Class WA	5.50	9-15-2039	161,817	183,135
FHLMC Series K003 Class AAB	4.77	5-25-2018	151,000	165,954
FHLMC Series T-48 Class 1A3 ±	5.97	7-25-2033	2,649	2,996
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	435	506
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	28,666	33,425
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	39,078	47,053
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	41,082	49,495
FNMA ±	1.48	7-1-2043	77,000	76,723
FNMA ±	1.73	7-1-2043	54,000	53,492
FNMA ±	1.80	7-1-2043	102,000	102,514
FNMA ±	1.89	6-1-2043	227,000	225,183
FNMA ±	2.34	3-1-2043	104,333	103,184
FNMA ±	2.39	1-1-2036	48,828	51,903
FNMA	3.00	2-1-2033	693,877	687,037
FNMA	3.00	2-1-2033	53,488	52,915
FNMA	3.00	3-1-2033	24,682	24,074
FNMA	3.00	3-1-2033	42,439	41,499
FNMA	3.00	3-1-2033	38,654	37,701
FNMA	3.00	4-1-2033	77,362	76,601
FNMA	3.00	7-1-2033	69,000	68,439
FNMA	3.00	10-1-2042	93,690	89,683
FNMA	3.00	11-1-2042	147,133	140,835
FNMA	3.00	12-1-2042	78,209	74,886
FNMA	3.00	12-25-2042	969,802	973,849
FNMA	3.00	12-25-2042	87,729	87,382
FNMA	3.00	1-1-2043	407,533	390,109
FNMA	3.00	1-1-2043	416,687	398,866
FNMA	3.00	1-1-2043	91,015	87,126
FNMA	3.00	2-1-2043	339,817	325,286
FNMA	3.00	2-1-2043	52,585	50,350
FNMA	3.00	2-1-2043	230,095	220,260
FNMA	3.00	3-1-2043	414,174	396,473
FNMA	3.00	3-1-2043	57,593	55,328

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	3-1-2043	$101,159	$96,841
FNMA	3.00	4-1-2043	440,731	421,882
FNMA	3.00	4-1-2043	37,638	36,029
FNMA	3.00	4-1-2043	114,627	109,721
FNMA	3.00	5-1-2043	233,542	223,579
FNMA	3.00	5-1-2043	48,843	46,753
FNMA	3.00	6-1-2043	79,869	76,462
FNMA %%	3.00	7-8-2043	300,000	293,016
FNMA %%	3.00	8-6-2043	300,000	292,359
FNMA	3.50	7-1-2032	215,686	219,393
FNMA	3.50	3-1-2033	386,285	393,996
FNMA	3.50	3-1-2033	24,788	25,135
FNMA	3.50	3-1-2033	24,720	25,065
FNMA	3.50	5-1-2033	24,890	25,238
FNMA	3.50	6-1-2033	24,926	25,276
FNMA	3.50	6-1-2033	50,000	50,772
FNMA	3.50	8-1-2042	134,138	133,959
FNMA	3.50	9-1-2042	913,311	912,093
FNMA	3.50	1-1-2043	97,241	97,111
FNMA	3.50	2-1-2043	319,153	318,727
FNMA	3.50	3-1-2043	270,956	270,594
FNMA	3.50	3-1-2043	502,457	501,785
FNMA	3.50	4-1-2043	1,444,932	1,442,998
FNMA	3.50	4-1-2043	83,593	83,481
FNMA	3.50	5-1-2043	51,893	51,824
FNMA	3.50	6-1-2043	115,828	115,674
FNMA	3.50	6-1-2043	225,652	225,353
FNMA	3.50	6-1-2043	53,000	52,930
FNMA	3.50	6-1-2043	25,000	24,967
FNMA	3.50	7-1-2043	54,000	53,928
FNMA	4.00	9-1-2042	581,541	599,753
FNMA	4.00	6-1-2043	80,000	82,487
FNMA	4.00	7-1-2043	136,000	140,229
FNMA %%(a)	4.00	7-25-2043	126,000	129,804
FNMA	4.50	12-1-2042	64,637	70,298
FNMA	5.00	3-1-2041	22,500	24,829
FNMA	5.00	5-1-2041	93,968	103,364
FNMA	5.00	6-1-2041	83,709	92,428
FNMA	5.00	6-1-2041	70,347	77,445
FNMA	5.00	6-1-2041	56,075	61,709
FNMA	5.00	7-1-2041	23,421	25,812
FNMA	5.00	7-1-2041	723,512	809,744
FNMA	5.00	8-1-2041	102,219	113,076
FNMA	5.00	8-1-2041	51,209	56,081
FNMA	5.00	8-1-2041	58,059	63,902
FNMA	5.00	8-1-2041	271,052	299,739
FNMA	5.00	8-1-2041	52,943	59,244
FNMA	5.00	9-1-2041	131,920	145,327
FNMA	5.00	9-1-2041	70,359	77,746
FNMA	5.50	9-1-2034	38,403	41,466

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	4-1-2036	$30,329	$32,933
FNMA	5.50	7-1-2039	43,416	50,264
FNMA	5.50	4-1-2040	140,351	157,158
FNMA	6.00	3-1-2034	163,059	181,878
FNMA	6.00	3-1-2034	223,575	249,369
FNMA	6.00	8-1-2034	48,615	54,214
FNMA	6.00	8-1-2034	28,638	31,941
FNMA	6.00	11-1-2034	43,492	48,480
FNMA	6.00	4-1-2035	13,827	15,422
FNMA	6.00	4-1-2035	14,843	16,550
FNMA	6.00	11-1-2035	100,882	111,042
FNMA	6.00	12-1-2035	105,397	117,546
FNMA	6.00	7-1-2037	264,230	294,228
FNMA	6.00	7-1-2037	44,400	48,883
FNMA Series 2002-33 Class A2	7.50	6-25-2032	30,876	37,458
FNMA Series 2002-95 Class DB	6.00	1-25-2033	125,007	142,969
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	86,000	92,668
FNMA Series 2005-5 Class PA	5.00	1-25-2035	42,271	45,744
FNMA Series 2006-56 Class CA	6.00	7-25-2036	24,039	26,686
GNMA %%	3.00	7-9-2043	600,000	592,781
GNMA %%	3.50	7-1-2043	500,000	512,812
GNMA %%	3.50	7-5-2043	1,100,000	1,127,672
GNMA %%	3.50	8-8-2043	500,000	511,641
GNMA %%	4.00	8-1-2043	300,000	314,063
GNMA	6.00	1-15-2040	348,382	390,754

Total Agency Securities (Cost $31,785,017)				31,175,373

Asset-Backed Securities: 16.36%
Ally Auto Receivables Trust Series 2010-2 Class A4	2.09	5-15-2015	35,783	35,971
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	198,000	198,905
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	245,000	246,902
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	302,000	305,845
Ally Auto Receivables Trust Series 2012-1 Class A3	0.93	2-16-2016	51,000	51,122
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	182,000	182,158
Ally Auto Receivables Trust Series 2012-4 Class A2	0.48	5-15-2015	294,027	293,902
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	170,000	168,702
Ally Auto Receivables Trust Series 2013-1 Class A4	0.84	2-15-2018	180,000	176,779
Ally Master Owner Trust Series 2011-1 Class A2	2.15	1-15-2016	168,000	168,962
Ally Master Owner Trust Series 2011-3 Class A2	1.81	5-15-2016	181,000	182,634
Ally Master Owner Trust Series 2011-4 Class A1 ±	0.99	9-15-2016	101,000	101,384
Ally Master Owner Trust Series 2012-1 Class A1 ±	0.99	2-15-2017	195,000	195,644
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.89	6-15-2017	148,000	148,351
American Express Credit Account Master Trust Series 2009-2 Class A ±	1.44	3-15-2017	110,000	111,322
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.43	5-15-2020	330,000	328,932
American Express Issuance Trust II Series 2013-1 Class A ±	0.47	2-15-2019	232,000	232,000
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	97,392	97,341
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	102,000	101,529
AmeriCredit Automobile Receivables Trust Series 2013-3 Class A2	0.68	10-11-2016	353,000	352,647
Bank of America Credit Card Trust Series 2007-A6 Class A6 ±	0.25	9-15-2016	499,000	498,034
Capital Auto Receivables Asset Trust Series 2013- 2 Class A2	0.92	9-20-2016	148,000	147,978

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2013- 2 Class A4	1.56%	7-20-2018	$79,000	$78,998
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	225,000	223,934
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.77	9-15-2015	275,000	275,763
Chase Issuance Trust Series 2012-A1 Class A1 ±	0.29	5-16-2016	203,000	202,729
Chase Issuance Trust Series 2012-A6 Class A ±	0.32	8-15-2017	574,000	572,446
Chase Issuance Trust Series 2013-A10 Class A10 ±	0.45	12-16-2019	104,000	103,424
Chase Issuance Trust Series 2013-A3 Class A3 ±	0.47	4-15-2020	233,000	231,725
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	126,137	129,781
Discover Card Master Trust I Series 2011-A1 Class A1 ±	0.54	8-15-2016	453,000	453,413
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	87,453	87,466
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.74	1-15-2017	100,000	100,165
Honda Auto Receivables Owner Trust Series 2010-2 Class A4	1.93	8-18-2016	51,734	51,773
Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12-21-2016	204,443	204,717
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	66,371	66,349
Honda Auto Receivables Owner Trust Series 2013-1 Class A2	0.35	6-22-2015	211,000	210,637
MBNA Credit Card Master Trust Series 2003-A10 Class A10 ±	0.45	3-15-2016	109,000	108,984
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	116,000	116,941
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.39	10-25-2033	293,000	276,804
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.37	3-23-2037	237,000	223,257
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.36	11-23-2022	276,807	275,316
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.36	10-26-2026	350,977	349,242
Nelnet Student Loan Trust Series 2007-1 Class A1 ±	0.28	11-27-2018	76,323	76,059
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.34	5-27-2025	153,000	141,977
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.62	3-25-2026	526,000	514,763
Nelnet Student Loan Trust Series 2010-4A Class A ±144A	0.99	4-25-2046	79,766	80,176
Nissan Auto Receivables Owner Trust Series 2011-A Class A3	1.18	2-16-2015	43,740	43,829
Nissan Auto Receivables Owner Trust Series 2012-A Class A2	0.54	10-15-2014	40,435	40,439
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	43,838	43,816
Santander Drive Auto Receivables Trust Series 2011-2 Class A3	1.29	2-16-2015	16,889	16,902
Santander Drive Auto Receivables Trust Series 2012-3 Class A2	0.83	4-15-2015	39,257	39,271
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	49,237	49,229
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	51,000	51,061
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	56,000	55,995
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	306,000	304,999
Santander Drive Auto Receivables Trust Series 2013-3 Class A2	0.55	9-15-2016	336,000	335,611
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.78	4-25-2024	515,000	514,062
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.48	7-27-2026	96,647	98,206
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.38	1-25-2023	38,196	38,130
SLM Student Loan Trust Series 2005-9 Class A6 ±	0.83	10-26-2026	345,000	340,422
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.28	7-25-2017	71,163	70,901
SLM Student Loan Trust Series 2010-1 Class A ±	0.59	3-25-2025	167,811	166,605
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.59	12-15-2023	243,279	244,942
SLM Student Loan Trust Series 2012-6 Class B ±	1.19	4-27-2043	100,000	89,493
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.59	8-15-2025	252,428	255,117
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.29	12-15-2021	224,042	225,060
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.29	8-15-2023	197,447	198,524
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.94	10-16-2023	271,492	271,693
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.94	6-15-2045	233,000	233,434
SLM Student Loan Trust Series 2013-1 Class B ±	1.99	11-25-2043	100,000	96,027
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.50	5-26-2020	256,000	253,687

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.79%	8-15-2022	$194,766	$193,599
SLM Student Loan Trust Series 2013-B Class A1 ±144A	0.84	7-15-2022	137,015	136,560
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	350,000	332,381
SMS Student Loan Trust Series 2000-A Class A2 ±	0.47	10-28-2028	84,493	83,962
SMS Student Loan Trust Series 2000-B Class A2 ±	0.48	4-28-2029	82,328	81,888
Toyota Auto Receivables Owner Trust Series 2012-A Class A2	0.57	10-15-2014	62,653	62,672
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	93,379	93,299
World Financial Network Credit Card Master Trust Series 2013-B Class A	0.91	3-16-2020	239,000	237,168

Total Asset-Backed Securities (Cost $14,802,517)				14,782,867

Corporate Bonds and Notes: 17.74%

Consumer Discretionary: 1.14%

Automobiles: 0.67%
Daimler Finance North America LLC 144A	1.30	7-31-2015	215,000	215,446
Daimler Finance North America LLC 144A	1.88	9-15-2014	245,000	247,144
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	146,323

				608,913

Media: 0.47%
CBS Corporation	4.85	7-1-2042	45,000	41,642
DIRECTV Holdings LLC	3.80	3-15-2022	70,000	67,205
Discovery Communications Incorporated	4.88	4-1-2043	60,000	55,524
NBCUniversal Enterprise Company 144A	1.97	4-15-2019	100,000	97,282
NBCUniversal Media LLC	4.45	1-15-2043	79,000	73,832
Time Warner Cable Incorporated	4.50	9-15-2042	50,000	38,814
Time Warner Cable Incorporated	7.30	7-1-2038	45,000	48,948

				423,247

Consumer Staples: 0.90%

Beverages: 0.29%
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	70,000	88,504
PepsiCo Incorporated	1.25	8-13-2017	181,000	177,064

				265,568

Food Products: 0.41%
ConAgra Foods Incorporated	1.30	1-25-2016	75,000	75,114
ConAgra Foods Incorporated	3.20	1-25-2023	46,000	43,962
Kraft Foods Group Incorporated	6.50	2-9-2040	100,000	119,430
Tyson Foods Incorporated	4.50	6-15-2022	130,000	132,766

				371,272

Personal Products: 0.08%
Avon Products Incorporated	4.60	3-15-2020	35,000	35,364
Avon Products Incorporated	5.00	3-15-2023	35,000	34,770

				70,134

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Tobacco: 0.12%
Philip Morris International Incorporated	2.63%	3-6-2023	$50,000	$46,256
Philip Morris International Incorporated	4.13	3-4-2043	65,000	57,812

				104,068

Energy: 2.10%

Oil, Gas & Consumable Fuels: 2.10%
Buckeye Partners LP	4.15	7-1-2023	60,000	58,342
Chevron Corporation	1.72	6-24-2018	335,000	331,788
Chevron Corporation	3.19	6-24-2023	140,000	139,233
DCP Midstream Operating Company	2.50	12-1-2017	160,000	157,882
DCP Midstream Operating Company	3.25	10-1-2015	45,000	46,632
DCP Midstream Operating Company	3.88	3-15-2023	90,000	84,360
DCP Midstream Operating Company	4.95	4-1-2022	134,000	137,281
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	111,580
Energen Corporation	4.63	9-1-2021	110,000	108,082
Energy Transfer Partners LP	3.60	2-1-2023	75,000	70,150
Energy Transfer Partners LP	5.15	2-1-2043	30,000	27,296
Energy Transfer Partners LP	6.50	2-1-2042	18,000	19,214
Enterprise Products Operating LLC	4.85	3-15-2044	30,000	28,485
Kerr-McGee Corporation	6.95	7-1-2024	150,000	179,210
Kinder Morgan Energy Partners LP	5.00	8-15-2042	20,000	18,888
Kinder Morgan Energy Partners LP	5.00	3-1-2043	90,000	84,954
Murphy Oil Corporation	3.70	12-1-2022	130,000	120,522
Rowan Companies Incorporated	5.40	12-1-2042	54,000	48,995
Sunoco Logistics Partner LP	4.95	1-15-2043	20,000	17,921
Western Gas Partners	5.38	6-1-2021	30,000	32,177
WPX Energy Incorporated	6.00	1-15-2022	70,000	71,050

				1,894,042

Financials: 8.57%

Capital Markets: 1.34%
AGL Capital Corporation	4.40	6-1-2043	85,000	78,863
Goldman Sachs Group Incorporated	2.38	1-22-2018	182,000	178,630
Goldman Sachs Group Incorporated	5.75	1-24-2022	70,000	77,172
Goldman Sachs Group Incorporated	6.25	2-1-2041	80,000	90,568
Goldman Sachs Group Incorporated	6.75	10-1-2037	45,000	46,136
Lazard Group LLC	6.85	6-15-2017	215,000	240,417
Lazard Group LLC	7.13	5-15-2015	150,000	162,861
Morgan Stanley	1.75	2-25-2016	69,000	68,347
Morgan Stanley	2.13	4-25-2018	35,000	33,483
Morgan Stanley	5.38	10-15-2015	100,000	107,033
Morgan Stanley	5.50	7-28-2021	115,000	122,741

				1,206,251

Commercial Banks: 0.27%
HSBC USA Incorporated	2.38	2-13-2015	140,000	143,049
Inter-American Development Bank Series EMTN	3.88	10-28-2041	100,000	97,667

				240,716

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance: 0.86%
American Express Credit Corporation	1.75%	6-12-2015	$235,000	$238,161
Ford Motor Credit Company LLC	2.75	5-15-2015	230,000	233,192
Ford Motor Credit Company LLC	5.88	8-2-2021	280,000	305,123

				776,476

Diversified Financial Services: 3.47%
Bank of America Corporation	1.50	10-9-2015	365,000	364,121
Bank of America Corporation	2.00	1-11-2018	460,000	445,403
Bank of America Corporation	3.30	1-11-2023	240,000	226,700
Bank of America Corporation	6.00	9-1-2017	125,000	140,076
Citigroup Incorporated	2.65	3-2-2015	74,000	75,431
Citigroup Incorporated	4.45	1-10-2017	156,000	166,998
Citigroup Incorporated	4.50	1-14-2022	58,000	60,394
Citigroup Incorporated	5.88	1-30-2042	50,000	55,071
General Electric Capital Corporation	2.30	4-27-2017	145,000	146,958
General Electric Capital Corporation	3.10	1-9-2023	228,000	215,254
General Electric Capital Corporation	5.88	1-14-2038	120,000	132,217
Glencore Funding LLC 144A	2.50	1-15-2019	75,000	67,825
Glencore Funding LLC 144A	4.13	5-30-2023	57,000	50,808
JPMorgan Chase & Company	1.63	5-15-2018	95,000	91,039
JPMorgan Chase & Company	3.20	1-25-2023	130,000	123,335
JPMorgan Chase & Company	5.40	1-6-2042	24,000	25,413
JPMorgan Chase & Company	6.00	10-1-2017	250,000	284,683
Murray Street Investment Trust I	4.65	3-9-2017	378,000	400,090
National Rural Utilities Cooperative Finance Corporation	2.35	6-15-2020	70,000	67,782

				3,139,598

Insurance: 1.16%
ACE INA Holdings Company	2.70	3-13-2023	25,000	23,317
American International Group Incorporated	4.88	6-1-2022	46,000	49,006
American International Group Incorporated	6.40	12-15-2020	70,000	81,142
American International Group Incorporated	8.25	8-15-2018	100,000	123,970
Assurant Incorporated	2.50	3-15-2018	110,000	107,457
Assurant Incorporated	4.00	3-15-2023	55,000	53,210
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	55,000	50,010
Berkshire Hathaway Finance Corporation	4.50	2-11-2043	35,000	33,295
Hartford Financial Services Group Incorporated	4.30	4-15-2043	75,000	65,033
Hartford Financial Services Group Incorporated	5.13	4-15-2022	30,000	32,626
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	61,000	65,328
Markel Corporation	3.63	3-30-2023	45,000	42,822
Markel Corporation	4.90	7-1-2022	65,000	69,102
Markel Corporation	5.00	3-30-2043	40,000	37,791
Metropolitan Life Global Funding I 144A	1.88	6-22-2018	160,000	157,186
WR Berkley Corporation	4.63	3-15-2022	56,000	57,652

				1,048,947

REITs: 1.47%
American Campus Communities Incorporated	3.75	4-15-2023	30,000	28,771
American Tower Corporation	3.50	1-31-2023	71,000	64,974

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
American Tower Corporation	4.50%	1-15-2018	$145,000	$154,591
American Tower Corporation	5.05	9-1-2020	68,000	71,429
Boston Properties LP	3.13	9-1-2023	105,000	96,927
Boston Properties LP	3.80	2-1-2024	110,000	107,966
Boston Properties LP	3.85	2-1-2023	45,000	44,165
DDR Corporation	3.38	5-15-2023	125,000	114,495
DDR Corporation	4.63	7-15-2022	130,000	131,307
Equity One Incorporated	3.75	11-15-2022	46,000	43,265
Federal Realty Investment Trust	3.00	8-1-2022	50,000	46,931
HCP Incorporated	2.63	2-1-2020	25,000	23,405
HCP Incorporated	3.75	2-1-2019	125,000	128,215
HCP Incorporated	5.65	12-15-2013	150,000	153,338
Ventas Realty LP	2.70	4-1-2020	50,000	47,245
Ventas Realty LP	3.25	8-15-2022	80,000	74,221

				1,331,245

Health Care: 1.97%

Biotechnology: 0.24%
Amgen Incorporated	5.38	5-15-2043	215,000	222,604

Health Care Equipment & Supplies: 0.13%
St. Jude Medical Incorporated	3.25	4-15-2023	125,000	117,798

Health Care Providers & Services: 0.31%
Express Scripts Holding Company	2.10	2-12-2015	150,000	152,533
WellPoint Incorporated	3.13	5-15-2022	132,000	125,097

				277,630

Pharmaceuticals: 1.29%
AbbVie Incorporated 144A	1.20	11-6-2015	240,000	240,230
AbbVie Incorporated 144A	2.00	11-6-2018	50,000	48,461
Merck & Company Incorporated	1.30	5-18-2018	120,000	116,329
Merck & Company Incorporated	2.80	5-18-2023	185,000	174,921
Perrigo Company	2.95	5-15-2023	65,000	60,053
Pfizer Incorporated	0.90	1-15-2017	315,000	311,404
Pfizer Incorporated	3.00	6-15-2023	120,000	116,313
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	68,000	65,018
Zoetis Incorporated 144A	4.70	2-1-2043	36,000	33,656

				1,166,385

Industrials: 0.71%

Aerospace & Defense: 0.26%
Northrop Grumman Corporation	3.25	8-1-2023	140,000	132,400
Northrop Grumman Corporation	4.75	6-1-2043	110,000	105,259

				237,659

Building Products: 0.07%
Owens Corning Incorporated	4.20	12-15-2022	68,000	65,853

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electrical Equipment: 0.15%
Roper Industries Incorporated	2.05%	10-1-2018	$135,000	$132,352

Road & Rail: 0.23%
ERAC USA Finance LLC 144A	3.30	10-15-2022	35,000	33,204
ERAC USA Finance LLC 144A	5.63	3-15-2042	107,000	107,524
Penske Truck Leasing Company LP 144A	2.88	7-17-2018	62,000	62,592

				203,320

Information Technology: 0.27%

Computers & Peripherals: 0.17%
IBM Corporation	1.63	5-15-2020	160,000	149,709

Semiconductors & Semiconductor Equipment: 0.10%
Intel Corporation	4.00	12-15-2032	100,000	92,950

Materials: 0.06%

Chemicals: 0.03%
Dow Chemical Company	5.25	11-15-2041	25,000	24,853

Metals & Mining: 0.03%
Barrick North America Finance LLC 144A	5.75	5-1-2043	35,000	28,333

Telecommunication Services: 0.29%

Diversified Telecommunication Services: 0.29%
AT&T Incorporated	1.60	2-15-2017	145,000	143,481
AT&T Incorporated	2.63	12-1-2022	20,000	18,296
AT&T Incorporated	4.30	12-15-2042	120,000	104,623

				266,400

Utilities: 1.73%

Electric Utilities: 1.13%
Ameren Corporation	2.70	9-1-2022	138,000	131,121
Ameren Corporation	8.88	5-15-2014	108,000	115,117
American Electric Power Company	1.65	12-15-2017	135,000	131,191
Duke Energy Indiana Incorporated	1.63	8-15-2017	70,000	68,692
Duke Energy Indiana Incorporated	4.20	3-15-2042	93,000	84,350
Georgia Power Company	4.30	3-15-2043	45,000	41,257
Nextera Energy Capital Holdings Incorporated	3.63	6-15-2023	35,000	33,691
Niagara Mohawk Power Incorporated 144A	4.12	11-28-2042	55,000	49,289
PPL Capital Funding Incorporated	3.40	6-1-2023	60,000	56,813
PPL Capital Funding Incorporated	4.20	6-15-2022	45,000	45,214
PPL Capital Funding Incorporated	4.70	6-1-2043	80,000	72,722
Progress Energy Incorporated	3.15	4-1-2022	49,000	46,910
Progress Energy Incorporated	4.10	5-15-2042	55,000	50,382
Southwestern Electric Power Company	3.55	2-15-2022	95,000	92,749

				1,019,498

Gas Utilities: 0.09%
ONEOK Partners LP	2.00	10-1-2017	85,000	83,564

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 0.51%
CMS Energy Corporation	2.75%	5-15-2014	$65,000	$65,919
Consolidated Edison Company of New York	3.95	3-1-2043	20,000	18,117
Consumers Energy Company	3.95	5-15-2043	55,000	50,649
Dominion Resources Incorporated	8.88	1-15-2019	115,000	150,160
Northern States Power Company of Minnesota	2.60	5-15-2023	70,000	65,869
Pacific Gas & Electric Corporation	3.25	6-15-2023	70,000	68,507
Pacific Gas & Electric Corporation	4.60	6-15-2043	45,000	44,351

				463,572

Total Corporate Bonds and Notes (Cost $16,392,506)				16,032,957

Municipal Obligations: 0.99%

California: 0.25%
California Build America Bonds (Miscellaneous Revenue)	7.60	11-1-2040	80,000	107,988
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	95,000	119,046

				227,034

Illinois: 0.13%
Illinois Finance Authority (Tax Revenue)	5.37	3-1-2017	55,000	59,439
Illinois Finance Authority (Tax Revenue)	5.88	3-1-2019	50,000	55,111

				114,550

Nevada: 0.14%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-2045	95,000	123,945

New Jersey: 0.17%
New Jersey Turnpike Authority (Transportation Revenue)	7.10	1-1-2041	119,000	153,730

New York: 0.12%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	125,000	113,339

Ohio: 0.03%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-2111	35,000	30,655

Texas: 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	108,000	132,082

Total Municipal Obligations (Cost $801,442)				895,335

Non-Agency Mortgage Backed Securities: 6.40%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	1,438	1,443
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	122,000	132,936
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	4,948	4,941
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	100,000	109,390
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4	4.86	5-15-2043	115,000	120,486
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.88	12-10-2049	59,000	66,782
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AAB	2.69	4-10-2046	37,000	35,443
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	115,000	112,247
Commercial Mortgage Trust Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-2044	97,000	94,596
Commercial Mortgage Trust Series 2013-CR7 Class ASB	2.74	3-10-2046	126,000	122,060

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83%	11-15-2037	$23,000	$23,984
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	4-15-2037	52,000	54,614
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	90,000	95,977
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	241,000	264,625
Greenwich Capital Commercial Funding Corporation Series 2004-GG1 Class A7 ±	5.32	6-10-2036	68,128	69,385
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	425,000	455,302
GS Mortgage Securities Trust Series 2013-GC12 Class A4	3.14	6-10-2046	168,000	157,872
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	256,982	284,786
JPMBB Commercial Mortgage Securities Trust Series 2013-C12 Class A1	1.08	7-15-2045	91,000	90,280
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A2 ±	5.26	7-12-2037	7,814	7,819
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	256,000	265,392
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	570,000	626,210
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	25,506	26,531
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-2051	81,000	90,434
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	78,191	81,508
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	80,000	76,115
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C10 Class ASB	2.70	12-15-2047	184,000	177,263
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A1%%	1.30	1-15-2046	41,000	41,000
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class A2%%	2.67	1-15-2046	144,000	145,440
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C13 Class ASB %%	3.41	1-15-2046	31,000	31,310
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-LC11 Class ASB	2.55	4-15-2046	144,000	136,931
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-2029	8,655	8,720
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	18,585	19,205
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.07	7-15-2044	53,000	54,517
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	76,000	78,533
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	65,000	69,646
Morgan Stanley BAML Trust Series 2013-C10 Class A1%%	1.39	7-15-2046	186,000	185,996
Morgan Stanley BAML Trust Series 2013-C10 Class ASB %%	3.91	7-15-2046	24,000	24,713
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	90,000	88,030
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	162,000	155,611
Morgan Stanley Bank Trust Series 2013-C7 Class AAB	2.47	2-15-2046	69,000	66,218
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	85,768	88,144
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4	4.99	8-13-2042	25,000	26,545
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.30	2-25-2047	10,371	9,156
Morgan Stanley Trust Series 2013-C9 Series AAB	2.66	5-15-2046	71,000	67,782
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	191,000	187,210
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-2040	6,229	6,108
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	8,767	8,767
UBS Barclays Commercial Mortgage Trust Series 2012-C3 Class A3	2.73	8-10-2049	96,000	93,611
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class AAB	2.46	12-10-2045	124,000	119,499
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	140,000	134,474
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class A4	3.24	4-10-2046	118,000	112,271

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class ASB	2.79%	4-10-2046	$185,000	$179,105

Total Non-Agency Mortgage Backed Securities (Cost $5,908,998)				5,786,963

U.S. Treasury Securities: 21.85%
U.S. Treasury Bond	2.75	11-15-2042	156,000	134,696
U.S. Treasury Bond	2.88	5-15-2043	90,000	79,763
U.S. Treasury Bond	3.13	11-15-2041	412,000	386,765
U.S. Treasury Bond	3.13	2-15-2043	270,000	252,366
U.S. Treasury Bond	4.38	5-15-2041	25,000	29,352
U.S. Treasury Note ##	0.13	7-31-2014	1,344,000	1,342,898
U.S. Treasury Note ##	0.25	1-15-2015	2,361,000	2,360,355
U.S. Treasury Note ##	0.25	2-28-2015	1,164,000	1,163,000
U.S. Treasury Note	0.25	3-31-2015	532,000	531,377
U.S. Treasury Note %%	0.25	6-30-2015	541,000	541,127
U.S. Treasury Note	0.25	10-15-2015	842,000	838,053
U.S. Treasury Note	0.38	6-15-2015	735,000	735,115
U.S. Treasury Note ##	0.50	6-15-2016	1,487,000	1,480,494
U.S. Treasury Note ##	0.63	4-30-2018	1,368,000	1,321,403
U.S. Treasury Note	1.00	5-31-2018	164,000	161,117
U.S. Treasury Note %%	1.25	6-30-2018	3,233,000	3,229,967
U.S. Treasury Note	1.38	11-30-2015	1,046,000	1,068,064
U.S. Treasury Note	1.38	5-31-2020	142,000	136,941
U.S. Treasury Note	1.75	5-15-2023	1,664,000	1,557,401
U.S. Treasury Note	2.38	9-30-2014	239,000	245,404
U.S. Treasury Note	2.75	11-30-2016	1,306,000	1,388,850
U.S. Treasury Note	3.13	4-30-2017	708,000	764,142

Total U.S. Treasury Securities (Cost $19,871,035)				19,748,650

Yankee Corporate Bonds and Notes: 4.98%

Consumer Discretionary: 0.18%

Textiles, Apparel & Luxury Goods: 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	168,000	165,393

Consumer Staples: 0.17%

Beverages: 0.17%
Diageo Capital plc	1.13	4-29-2018	160,000	153,658

Energy: 1.63%

Energy Equipment & Services: 0.04%
Weatherford International Limited	4.50	4-15-2022	35,000	34,584

Oil, Gas & Consumable Fuels: 1.59%
BP Capital Markets plc	2.50	11-6-2022	65,000	59,196
BP Capital Markets plc	2.75	5-10-2023	95,000	87,784
Canadian Oil Sands Trust Limited 144A	4.50	4-1-2022	60,000	60,926
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	85,000	87,598
CNOOC Finance 2013 Limited	3.00	5-9-2023	200,000	180,559
Husky Energy Incorporated	7.25	12-15-2019	57,000	70,203

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments—June 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance Company	2.00%	5-20-2016	$30,000	$29,373
Petrobras Global Finance Company	3.00	1-15-2019	230,000	213,555
Petrobras Global Finance Company	4.38	5-20-2023	25,000	22,920
Petrobras International Finance Company	3.50	2-6-2017	220,000	218,959
Petroleos Mexicanos Company 144A	5.50	6-27-2044	70,000	63,000
Talisman Energy Incorporated	7.75	6-1-2019	75,000	91,120
TransCanada Pipelines Limited ±%%	0.95	6-30-2016	120,000	120,000
Transocean Incorporated	6.38	12-15-2021	120,000	134,809

				1,440,002

Financials: 1.58%

Commercial Banks: 1.31%
Banco Santander SA 144A	4.13	11-9-2022	150,000	140,625
HSBC Holdings plc	4.00	3-30-2022	70,000	71,628
Rabobank Nederland NV	3.88	2-8-2022	95,000	95,615
Royal Bank of Scotland Group plc	6.10	6-10-2023	60,000	56,892
Royal Bank of Scotland Group plc	6.13	12-15-2022	100,000	95,107
Skandinaviska Enskilda 144A	1.75	3-19-2018	250,000	243,034
Svenska Handelsbanken AB	1.63	3-21-2018	250,000	243,360
Swedbank Hypotek AB 144A	1.38	3-28-2018	250,000	241,559

				1,187,820

Thrifts & Mortgage Finance: 0.27%
Stadshypotek AB 144A	1.88	10-2-2019	250,000	238,959

Health Care: 0.26%

Health Care Equipment & Supplies: 0.22%
Mallinckrodt International Finance SA 144A	4.75	4-15-2023	210,000	199,933

Pharmaceuticals: 0.04%
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	37,000	34,645

Industrials: 0.06%

Machinery: 0.06%
Ingersoll Rand Holding Company Limited 144A	5.75	6-15-2043	50,000	50,864

Materials: 0.26%

Metals & Mining: 0.26%
Barrick Gold Corporation 144A	4.10	5-1-2023	95,000	79,323
Vale SA	5.63	9-11-2042	69,000	60,252
Xstrata Finance Canada 144A	2.05	10-23-2015	96,000	96,017

				235,592

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.07%
Telefonica Emisiones SAU	4.57	4-27-2023	70,000	66,972

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.72%
America Movil SAB de CV	3.13%	7-16-2022	$235,000	$216,403
Rogers Communications Incorporated	3.00	3-15-2023	70,000	65,296
Vodafone Group plc	0.90	2-19-2016	225,000	221,250
Vodafone Group plc	1.50	2-19-2018	155,000	148,324

				651,273

Utilities: 0.05%

Electric Utilities: 0.05%
Electricite de France SA 144A	4.60	1-27-2020	40,000	43,250

Total Yankee Corporate Bonds and Notes (Cost $4,713,762)				4,502,945

Yankee Government Bonds: 1.07%
Province of Quebec			135,000	126,617
Republic of Slovenia 144A			200,000	190,000
Slovak Republic 144A			375,000	383,438
United Mexican States			291,000	265,538

Total Yankee Government Bonds (Cost $1,028,788)				965,593

	Yield		Shares
Short-Term Investments: 5.37%

Investment Companies: 5.37%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		4,856,200	4,856,200

Total Short-Term Investments (Cost $4,856,200)				4,856,200

Total investments in securities
(Cost $100,160,265) *	109.26%	98,746,883
Other assets and liabilities, net	(9.26)	(8,368,719)

Total net assets	100.00%	$90,378,164

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $100,599,558 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$661,694
Gross unrealized depreciation	(2,514,369)

Net unrealized depreciation	$(1,852,675)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage VT Total Return Bond Fund	Statement of assets and liabilities—June 30, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$93,890,683
In affiliated securities, at value (see cost below)	4,856,200

Total investments, at value (see cost below)	98,746,883
Receivable for investments sold	26,796,730
Receivable for Fund shares sold	8,540
Receivable for interest	349,104
Receivable for securities lending income	44
Prepaid expenses and other assets	391

Total assets	125,901,692

Liabilities
Payable for investments purchased	35,359,479
Payable for Fund shares redeemed	42,342
Advisory fee payable	27,716
Distribution fees payable	18,842
Due to other related parties	9,798
Accrued expenses and other liabilities	65,351

Total liabilities	35,523,528

Total net assets	$90,378,164

NET ASSETS CONSIST OF
Paid-in capital	$93,113,060
Undistributed net investment income	25,549
Accumulated net realized losses on investments	(1,347,063)
Net unrealized losses on investments	(1,413,382)

Total net assets	$90,378,164

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class 2	$90,378,164
Shares outstanding – Class 2	8,653,814
Net asset value per share – Class 2	$10.44

Investments in unaffiliated securities, at cost	$95,304,065

Investments in affiliated securities, at cost	$4,856,200

Total investments, at cost	$100,160,265

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended June 30, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	23

Investment income
Interest**	$893,630
Income from affiliated securities	3,198
Securities lending income, net	227

Total investment income	897,055

Expenses
Advisory fee	181,786
Administration fees
Fund level	22,723
Class 2	36,358
Distribution fees
Class 2	113,616
Custody and accounting fees	23,211
Professional fees	24,304
Shareholder report expenses	14,164
Trustees’ fees and expenses	6,113
Other fees and expenses	2,037

Total expenses	424,312
Less: Fee waivers and/or expense reimbursements	(15,293)

Net expenses	409,019

Net investment income	488,036

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	152,518
TBA sale commitments	1,484

Net realized gains on investments	154,002

Net change in unrealized gains (losses) on investments	(3,394,731)

Net realized and unrealized gains (losses) on investments	(3,240,729)

Net decrease in net assets resulting from operations	$(2,752,693)

** Net of foreign interest withholding taxes in the amount of	$251

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage VT Total Return Bond Fund	Statement of changes in net assets

	Six months ended June 30, 2013 (unaudited)		Year ended December 31, 2012

Operations
Net investment income		$488,036		$1,239,324
Net realized gains on investments		154,002		4,215,772
Net change in unrealized gains (losses) on investments		(3,394,731)		(44,633)

Net increase (decrease) in net assets resulting from operations		(2,752,693)		5,410,463

Distributions to shareholders from
Net investment income – Class 2		(515,864)		(1,303,386)
Net realized gains – Class 2		0		(1,654,708)

Total distributions to shareholders		(515,864)		(2,958,094)

	Shares		Shares

Capital share transactions
Proceeds from shares sold – Class 2	1,036,101	11,150,271	1,636,835	17,513,595
Reinvestment of distributions – Class 2	48,493	515,864	276,984	2,958,094
Payment for shares redeemed – Class 2	(918,461)	(9,876,923)	(1,696,755)	(18,204,327)

Net increase in net assets resulting from capital share transactions		1,789,212		2,267,362

Total increase (decrease) in net assets		(1,479,345)		4,719,731

Net assets
Beginning of period		91,857,509		87,137,778

End of period		$90,378,164		$91,857,509

Undistributed net investment income		$25,549		$53,377

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage VT Total Return Bond Fund	25

(For a share outstanding throughout each period)

	Six months ended June 30, 2013 (unaudited)	Year ended December 31
CLASS 2		2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$10.82	$10.54	$10.41	$10.34	$9.70	$9.94
Net investment income	0.06	0.15	0.22	0.29	0.42	0.44
Net realized and unrealized gains (losses) on investments	(0.38)	0.48	0.62	0.43	0.72	(0.21)

Total from investment operations	(0.32)	0.63	0.84	0.72	1.14	0.23
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.28)	(0.36)	(0.46)	(0.47)
Net realized gains	0.00	(0.20)	(0.43)	(0.29)	(0.04)	0.00

Total distributions to shareholders	(0.06)	(0.35)	(0.71)	(0.65)	(0.50)	(0.47)
Net asset value, end of period	$10.44	$10.82	$10.54	$10.41	$10.34	$9.70
Total return[2]	(2.96)%	6.10%	8.31%	7.04%	11.99%	2.39%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.94%	0.91%	0.91%	1.20%	1.19%
Net expenses	0.90%	0.90%	0.88%	0.86%	0.85%	0.90%
Net investment income	1.07%	1.37%	2.09%	2.76%	4.07%	4.55%
Supplemental data
Portfolio turnover rate	284%	574%	843%	838%	580%	692%
Net assets, end of period (000s omitted)	$90,378	$91,858	$87,138	$85,416	$95,134	$93,610

1.	After the close of business of July 16, 2010, existing shares of the Fund were renamed Class 2 shares.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage VT Total Return Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Variable Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	27

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

28	Wells Fargo Advantage VT Total Return Bond Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of December 31, 2012, the Fund had pre-enactment capital loss carryforwards incurred in taxable years beginning before December 22, 2010, which were available to offset future net realized capital gains, in the amount of $4,157,782 expiring in 2016.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$31,175,373	$0	$31,175,373
Asset-backed securities	0	14,782,867	0	14,782,867
Corporate bonds and notes	0	16,032,957	0	16,032,957
Municipal obligations	0	895,335	0	895,335
Non-agency mortgage-backed securities	0	5,786,963	0	5,786,963
U.S. Treasury securities	19,748,650	0	0	19,748,650
Yankee corporate bonds and notes	0	4,502,945	0	4,502,945
Yankee government bonds	0	965,593		965,593
Short-term investments
Investment companies	4,856,200	0	0	4,856,200
	$24,604,850	$74,142,033	$0	$98,746,883

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended June 30, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase. For the six months ended June 30, 2013, the advisory fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	29

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Class 2 shares, a class level administration fee of 0.08% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class 2.

Distribution fees

The Trust has adopted a Distribution Plan for Class 2 shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class 2 shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2013 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$236,258,227	$40,296,915	$232,259,138	$39,551,897

6. BANK BORROWINGS

The Trust and Wells Fargo Funds Trust (excluding the money market funds and certain other funds) are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended June 30, 2013, the Fund paid $59 in commitment fees.

For the six months ended June 30, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On July 11, 2013, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 10, 2013. The per share amounts payable on July 12, 2013 were as follows:

	Short-term capital gains	Long-term capital gains
Class 2	$0.20649	$0.12896

The final determination of the source of all distributions in the current year is subject to change and will be made after year-end. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to change based on tax regulations. These distributions are not reflected in the accompanying financial statements.

30	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 131 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	33

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Variable Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 28-29, 2013 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2013. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously determined that the continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders, and that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but each decision was made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in reaching its determination.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser, based on attributes such as their financial condition, resources, and reputation, to attract and retain qualified investment professionals, including research advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the administrative and other services provided to the Fund by Funds Management and its affiliates and Funds Management’s oversight of the Fund’s various service providers.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2012. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a

34	Wells Fargo Advantage VT Total Return Bond Fund	Other information (unaudited)

description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review, except for the one-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays U.S. Aggregate Bond Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the one-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board noted the Fund’s positive performance of the Fund relative to the Universe for all other periods under review and relative to the benchmark for all periods under review, and was satisfied with the explanation it received.

The Board received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 fees and fee waiver and expense reimbursement arrangements. The Board also considered this ratio in comparison to the median ratios of funds in a class-specific expense group that was determined by Lipper to be similar to the Fund (the “Group”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Group. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was in range of the median net operating expense ratio of the expense Group. The Board and Funds Management agreed to extend the current contractual operating expense ratio cap for the Fund until 2014.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board noted that the administration fees include transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was in range of the median rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information concerning the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. In recognition of the fact that the Wells Fargo enterprise provides a suite of combined advisory and sub-advisory services to the Fund through affiliated entities, the Board ascribed limited relevance to the allocation of the total advisory fee between Funds Management and the Sub-Adviser.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and the Sub-Advisory Agreement Rate were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Other information (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund	35

Funds Management explained the methodologies and estimates that it used in calculating the profitability from the Fund and the fund family as a whole. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered fee waiver and expense reimbursement arrangements as a means of sharing potential economies of scale with the Fund. The Board acknowledged the inherent limitations of any analysis of potential economies of scale and of any attempt to correlate breakpoints with such economies. Nonetheless, the Board concluded that the breakpoints and net operating expense ratio caps appeared to be a reasonable approach to sharing potential economies of scale with the Fund.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products and services offered by Funds Management and its affiliates, including the Sub-Adviser, or to operate other products and services that follow investment strategies similar to those of the Fund).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized, and any benefits that might be realized by an affiliated broker that handles portfolio transactions for the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

36	Wells Fargo Advantage VT Total Return Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

217901 08-13 SVT9/SAR146 6-13

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 26, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 26, 2013